                                            Registration Statement No. 333-58783
                                                                       811-08867

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                              Post-Effective No. 6

                                       And

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Post-Effective No. 6

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
           ----------------------------------------------------------
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
              ----------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                      -------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

-----      immediately upon filing pursuant to paragraph (b) of Rule 485.
  X        on May 1, 2002 pursuant to paragraph (b) of Rule 485.
-----
-----      60 days after filing pursuant to paragraph (a)(1) of Rule 485.
           on ___________ pursuant to paragraph (a)(1) of Rule 485.
-----

If appropriate, check the following box:

-----   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Travelers Retirement Account Annuity Prospectus:

The Travelers Separate Account Five For Variable Annuities
The Travelers Separate Account Six For Variable Annuities

This prospectus describes Travelers Retirement Account Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts. We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“purchase payments”) and any applicable purchase payment credits accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

Capital Appreciation Fund	PIMCO Variable Insurance Trust	The Travelers Series Trust
Managed Assets Trust	Total Return Portfolio(7) — Administrative Class	Disciplined Mid Cap Stock Portfolio
High Yield Bond Trust	Putnam Variable Trust	Equity Income Portfolio
Money Market Portfolio (Travelers)	Putnam VT International Growth	Federated Stock Portfolio
AIM Variable Insurance Funds	Fund -Class IB Shares	Large Cap Portfolio
AIM V.I. Premier Equity Fund – Series I(1)	Putnam VT Small Cap Value Fund -Class IB Shares	Lazard International Stock Portfolio
CitiStreet Funds, Inc.	Putnam VT Voyager II Fund — Class IB Shares	MFS Emerging Growth Portfolio
CitiStreet Diversified Bond Fund-Class I	Salomon Brothers Variable Series Funds, Inc	MFS Mid Cap Growth Portfolio
CitiStreet International Stock Fund-Class I	Capital Fund	MFS Research Portfolio
CitiStreet Large Company Stock Fund-Class I	Investors Fund	Social Awareness Stock Portfolio
CitiStreet Small Company Stock Fund-Class I	Small Cap Growth Fund	Travelers Quality Bond Portfolio
Credit Suisse Trust(2)	Total Return Fund	U.S. Government Securities Portfolio
Credit Suisse Emerging Markets Portfolio(3)	Smith Barney Investment Series	Utilities Portfolio
Delaware VIP Trust(4)	Smith Barney Large Cap Core Portfolio	Van Kampen Life Investment Trust
VIP REIT Series(5) – Standard Class	Smith Barney Premier Selections All	Emerging Growth Portfolio—
VIP Small Cap Value Series(6)– Standard Class	Cap Growth Portfolio	Class II Shares
Dreyfus Variable Investment Fund	Strong Variable Insurance Funds, Inc.	Enterprise Portfolio - Class II Shares
Appreciation Portfolio — Initial Shares	Strong Multi Cap Value Fund II	Variable Annuity Portfolios
Small Cap Portfolio — Initial Shares	Travelers Series Fund, Inc.	Smith Barney Small Cap Growth
Greenwich Street Series Fund	AIM Capital Appreciation Portfolio	Opportunities Portfolio
Appreciation Portfolio	Alliance Growth Portfolio	Variable Insurance Products II Fund (Fidelity)
Equity Index Portfolio — Class II	MFS Total Return Portfolio	Asset Manager Portfolio — Service Class 2
Fundamental Value Portfolio	Putnam Diversified Income Portfolio	Contrafund Portfolio — Service Class 2
Janus Aspen Series	Smith Barney Aggressive Growth Portfolio	Variable Insurance Products Fund III (Fidelity)
Aggressive Growth Portfolio - Service	Smith Barney High Income Portfolio	Dynamic Capital Appreciation
Shares	Smith Barney International All Cap Growth Portfolio	Portfolio — Service Class 2
Balanced Portfolio — Service Shares	Growth Portfolio	Mid Cap Portfolio - Service Class 2
Worldwide Growth Portfolio – Service Shares	Smith Barney Large Capitalization Growth Portfolio

(1)	formerly AIM V.I. Value Fund	(5)	formerly REIT Series
(2)	formerly Credit Suisse Warburg Pincus Trust	(6)	formerly Small Cap Value Series
(3)	formerly Emerging Markets Portfolio	(7)	formerly Total Return Bond Portfolio
(4)	formerly Delaware Group Premium Fund REIT Series

We also offer variable annuity contracts that do not have purchase payment credits, and therefore may have lower fees. Over time, the value of the purchase payment credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-9406 or access the SEC’s website (http://www.sec.gov). See Appendix E for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2002

TABLE OF CONTENTS

Index of Special Terms	2	Payment Options	33
Summary	3	Election of Options	33
Fee Table	6	Annuity Options	33
The Annuity Contract	16	Miscellaneous Contract Provisions	34
Contract Owner Inquiries	16	Right to Return	34
Purchase Payments	16	Termination	34
Purchase Payment Credits	16	Required Reports	34
Conservation Credits	17	Suspension of Payments	34
Accumulation Units	17	The Separate Accounts	35
The Variable Funding Options	17	Performance Information	35
The Fixed Account	22	Federal Tax Considerations	36
Charges and Deductions	22	Non-Resident Aliens	36
General	22	General Taxation of Annuities	36
Withdrawal Charge	23	Qualified Annuity Contracts	36
Free Withdrawal Allowance	24	Penalty Tax for Premature Distributions	37
Transfer Charge	24	Diversification Requirements for
Mortality and Expense Risk Charge	24	Variable Annuities	37
Variable Funding Option Expenses	24	Ownership of the Investments	37
Floor Benefit/Liquidity Benefit Charges	25	Mandatory Distributions for Qualified Plans	37
CHART Asset Allocation Program Charges	25	Taxation of Death Benefit Proceeds	37
Premium Tax	25	Available Information	37
Changes in Taxes Based Upon	25	Incorporation of Certain Documents by Reference.	38
Premium or Value		Other Information	38
Transfers	25	The Insurance Companies	38
Dollar Cost Averaging...	26	Financial Statements	38
Access to Your Money	27	Distribution of Variable Annuity Contracts	39
Systematic Withdrawals	27	Conformity with State and Federal Laws	39
Managed Distribution Program	27	Voting Rights.	39
Ownership Provisions	27	Legal Proceedings and Opinions	39
Types of Ownership	27	Appendix A: Condensed Financial
Contract Owner	27	Information for The Travelers Insurance
Beneficiary	28	Company: Separate Account Five	A-1
Death Benefit	28	Appendix B:Condensed Financial Information
Death Proceeds Before the Maturity Date	28	for The Travelers Life and Annuity
Payment of Proceeds	29	Company:Separate Account Six	B-1
Beneficiary Contract Continuance	30	Appendix C: Waiver of Withdrawal
Planned Death Benefit	30	Charge for Nursing Home Confinement	C-1
Death Proceeds After the Maturity Date	31	Appendix D: Market Value Adjustment	D-1
The Annuity Period	31	Appendix E: Contents of the Statement
Maturity Date	31	of Additional Information	E-1
Liquidity Benefit	31
Allocation of Annuity	32
Variable Annuity	32
Fixed Annuity	32

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	17	Contract Year	16
Accumulation Period	17	Death Report Date	28
Annuitant	27	Maturity Date	31
Annuitization Credit	32	Net Investment Rate	32
Annuity Payments	31	Purchase Payment	16
Annuity Unit	17	Purchase Payment Credit	16
Cash Surrender Value	27	Underlying Fund	17
Conservation Credit	17	Variable Funding Option(s)	17
Contract Date	16	Written Request	16
Contract Owner	27
Contract Value	16

Summary:
Travelers Retirement Account

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account Five for Variable Annuities (“Separate Account Five”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Six for Variable Annuities (“Separate Account Six”). When we refer to the Separate Account, we are referring to either Separate Account Five or Separate Account Six, depending upon your issuing Company. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently only available for use in connection with tax qualified retirement plans (“Plans”), which include contracts qualifying under Section 401(a), 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended, as well as beneficiary–directed transfers of death benefit proceeds from another contract. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $5,000 at any time during the accumulation phase.

Who is the Contract Issued to? If you purchase an individual contract, you are the contract owner. If a group contract is purchased, we issue certificates to the individual participants. Where we refer to “you,” we are referring to the individual contract owner or the group participant, as applicable. We refer to both contracts and certificates as “Contracts.” If a group unallocated contract is purchased, we issue only the Contract.

We issue group contracts in connection with retirement plans. Depending on your Plan, certain features and/or variable funding options described in this prospectus may not be available to you. Your Plan provisions supercede the prospectus. If you have any questions about your specific Plan, contact your Plan administrator.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment . During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

During the right to return period, you will not bear any contract fees associated with the purchase payment credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no purchase payment credit. You would, however, receive any gains, and we would bear any losses attributable to the purchase payment credits.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense risk (“M&E”) charge daily from the amounts you allocate to the Separate Account. We deduct the M&E at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments and any associated purchase payment credits. The maximum percentage is 5%, decreasing to 0% in years six and later.

If you select the Variable Annuitization Floor Benefit, there is a Floor Benefit charge assessed. This charge will vary based upon market conditions, and will be set at the time you choose this option. Once established, this charge will remain the same throughout the term of the annuitization. If you select the Liquidity Benefit, there is a surrender charge of 5% of the amounts withdrawn.

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments, purchase payment credits and on any earnings when you make a withdrawal or begin receiving annuity payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Managed Distribution Program. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.
    Asset Allocation Advice. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. (“CitiStreet”), an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet’s CHART Program. The CHART Program allocates all purchase payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.
    Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

Withdrawal Charge

(as a percentage of the purchase payments and any applicable purchase payment credits withdrawn)

Years Since Purchase Payment Made	Withdrawal Charge
0-1	5%
2	4%
3	3%
4	2%
5	1%
6 and later	0%

During the annuity period, if you have elected the Liquidity Benefit, a surrender charge of 5% of the amount withdrawn will be assessed. See “Liquidity Benefit.”

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

Standard Death Benefit :		Optional Death Benefit
Mortality and Expense Risk Charge	0.80%	Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	None	Administrative Expense Charge	None
Total Separate Account Charges	0.80%	Total Separate Account Charges	1.25%

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Each of the CitiStreet Funds is listed twice, once with and once without the optional CHART asset allocation fee of 0.80% reflected.

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1 Fees)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Capital Appreciation Fund	0.75%	—	0.09%	0.84%
High Yield Bond Trust	0.50%	—	0.23%	0.73%
Managed Assets Trust	0.50%	—	0.09%	0.59%
Money Market Portfolio (Travelers)	0.32%	—	0.08%	0.40%(1)
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	0.60%	—	0.25%	0.85%(2)
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	0.45%	—	0.20%	0.65%
CitiStreet International Stock Fund — Class I	0.67%	—	0.19%	0.86%
CitiStreet Large Company Stock Fund — Class I	0.57%	—	0.12%	0.69%
CitiStreet Small Company Stock Fund — Class I	0.57%	—	0.20%	0.77%
CitiStreet Funds, Inc.** (Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	0.45%	—	1.00%	1.45%
CitiStreet International Stock Fund — Class I	0.67%	—	0.99%	1.66%
CitiStreet Large Company Stock Fund — Class I	0.57%	—	0.92%	1.49%
CitiStreet Small Company Stock Fund — Class I	0.57%	—	1.00%	1.57%
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	0.76%	—	0.64%	1.40%(3)
Delaware VIP Trust
VIP REIT Series — Standard Class	0.75%	—	0.14%	0.89%(4)
VIP Small Cap Value Series — Standard Class	0.75%	—	0.11%	0.86%(5)
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%(6)
Small Cap Portfolio — Initial Shares	0.75%	—	0.04%	0.79%(6)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(7)
Equity Index Portfolio — Class II Shares*	0.21%	0.25%	0.03%	0.49%(7)
Fundamental Value Portfolio	0.75%	—	0.02%	0.77%(7)
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.01%	0.91%
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.04%	0.94%
Montgomery Funds III
Montgomery Variable Series: Growth Fund†	1.00%	—	0.25%	1.25%(8)
OCC Accumulation Trust
Equity Portfolio†	0.80%	—	0.13%	0.93%(9)
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	0.25%	—	0.40%	0.65%(10)
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Putnam VT Voyager II Fund — Class IB Shares*	0.70%	0.25%	0.77%	1.72%

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1 Fees)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	—	0.17%	1.00%(11)
Investors Fund	0.70%	—	0.12%	0.82%(12)
Small Cap Growth Fund	0.75%	—	0.72%	1.47%(13)
Total Return Fund	0.66%	—	0.34%	1.00%(14)
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%(19)
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.20%	0.95%(15)
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II	0.65%	—	0.55%	1.20%(16)
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	0.70%	—	0.13%	0.83%
Equity Income Portfolio	0.75%	—	0.04%	0.79%(17)
Federated Stock Portfolio	0.63%	—	0.18%	0.81%
Large Cap Portfolio	0.75%	—	0.04%	0.79%(18)
Lazard International Stock Portfolio	0.83%	—	0.18%	1.01%
MFS Emerging Growth Portfolio	0.75%	—	0.14%	0.89%
MFS Mid Cap Growth Portfolio	0.80%	—	0.12%	0.92%
MFS Research Portfolio	0.80%	—	0.12%	0.92%
Social Awareness Stock Portfolio	0.61%	—	0.13%	0.74%
Travelers Quality Bond Portfolio	0.32%	—	0.13%	0.45%
U.S. Government Securities Portfolio	0.32%	—	0.13%	0.45%
Utilities Portfolio	0.65%	—	0.16%	0.81%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.03%	0.83%(19)
Alliance Growth Portfolio	0.80%	—	0.02%	0.82%(19)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(19)
Putnam Diversified Income Portfolio	0.75%	—	0.15%	0.90%(19)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.04%	0.84%(19)
Smith Barney High Income Portfolio	0.60%	—	0.07%	0.67%(19)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(19)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.03%	0.78%(19)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.06%	1.01%
Enterprise Portfolio Class II Shares*	0.48%	0.25%	0.12%	0.85%(20)
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%(21)
Variable Insurance Products Fund II (Fidelity)
Asset Manager Portfolio — Service Class 2*	0.53%	0.25%	0.11%	0.89%(22)
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.07%	0.90%(23)
Variable Insurance Products Fund III (Fidelity)
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	0.85%	1.68%(24)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.05%	0.88%(25)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

†	Closed to new investors. It is anticipated this fund will be closed to all investors on or about July 17, 2002, subject to the approval of the SEC.

Notes

(1)	Travelers Insurance reimbursed the portfolio for $44,028 in expenses for the year ended December 31, 2001 (the portfolio’s fiscal year end). If such expenses were not reimbursed the actual expense ratio would have been 0.42%. For the year ended December 31, 2001, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.40%.

(2)	Effective May 1, 2002 the Funds’ name changed from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

(3)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2001, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.64% and 1.89%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2001, net of any fee waivers or expense reimbursements.

(4)	The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (DMC). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(5)	The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company (DMC). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(6)	The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(7)	Expenses are as of December 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(8)	Montgomery Asset Management has contractually agreed to reduce its fees and/or expenses to limit the Fund’s total annual operating expenses (excluding interest and tax expenses) to 1.25%

(9)	Total annual operating expenses include expenses offset by earnings and fee credits from the custodian bank.

(10)	“Other Expenses” reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(11)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(12)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(13)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.

(14)	The Manager has waived all or a portion of its management fees for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 1.14%. As a result of a voluntary expense limitation, expense ratios (excluding interest expense) will not exceed 1.00%.

(15)	The Manager reimbursed expenses of $45,159 for the year ended October 31, 2001. If such fees were not waived and expenses reimbursed, the actual expense ratio would have been 1.08%.

(16)	As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund’s average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund’s other expenses so that the total annual fund operating expenses are capped at 1.20%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund’s shareholders. A cap on total annual fund operating expenses lowers the fund’s overall expense ratio and increases the fund’s return to investors. Without the waiver of the Management Fee the Total Annual Operating Expenses would have been 1.30%.

(17)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Equity Income Portfolio would have been 0.85%.

(18)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Large Cap Portfolio would have been 0.84%.

(19)	Expenses are as of October 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(20)	If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II Shares would have been 0.87%.

(21)	The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 2.21%.

(22)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Asset Manager Portfolio - Service Class 2 would have been 0.90%.

(23)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio - Service Class 2 would have been 0.94%.

(24)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 would have been 3.77%. The fund’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund’s manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.92% and 1.75%, respectively.

(25)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio - Service Class 2 would have been 0.94%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The example for the Optional death benefit assumes the application of a purchase payment credit of 2%.

EXAMPLE: STANDARD DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	67	82	99	194	17	52	89	194
High Yield Bond Trust	66	78	93	182	16	48	83	182
Managed Assets Trust	64	74	86	167	14	44	76	167
Money Market Portfolio (Travelers)	62	68	76	145	12	38	66	145
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	67	82	100	195	17	52	90	195
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	65	76	89	174	15	46	79	174
CitiStreet International Stock Fund — Class I	67	82	100	197	17	52	90	197
CitiStreet Large Company Stock Fund — Class I	65	77	91	178	15	47	81	178
CitiStreet Small Company Stock Fund — Class I	66	80	96	187	16	50	86	187
CitiStreet Funds, Inc.** (Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	73	100	130	258	23	70	120	258
CitiStreet International Stock Fund — Class I	75	107	141	280	25	77	131	280
CitiStreet Large Company Stock Fund — Class I	73	102	133	263	23	72	123	263
CitiStreet Small Company Stock Fund — Class I	74	104	137	271	24	74	127	271
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	72	99	128	253	22	69	118	253
Delaware VIP Trust
VIP REIT Series — Standard Class	67	83	102	200	17	53	92	200
VIP Small Cap Value Series — Standard Class	67	82	99	194	17	52	89	194
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	66	80	96	188	16	50	86	188
Small Cap Portfolio — Initial Shares	66	80	97	189	16	50	87	189
Greenwich Street Series Fund
Appreciation Portfolio	66	80	96	187	16	50	86	187
Equity Index Portfolio — Class II Shares	63	71	81	156	13	41	71	156
Fundamental Value Portfolio	66	80	96	187	16	50	86	187
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	67	84	103	203	17	54	93	203
Balanced Portfolio — Service Shares	67	84	103	202	17	54	93	202
Worldwide Growth Portfolio — Service Shares	68	85	104	205	18	55	94	205

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Montgomery Funds III
Montgomery Variable Series: Growth Fund†	71	96	122	243	21	65	112	243
OCC Accumulation Trust
Equity Portfolio†	68	84	104	204	18	54	94	204
PIMCO Variable Insurance Trust
Total Return Portfolio	65	76	89	174	15	46	79	174
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	70	92	117	232	20	62	107	232
Putnam VT Small Cap Value Fund — Class IB Shares	72	97	125	248	22	67	115	248
Putnam VT Voyager II Fund - Class IB Shares	76	108	144	286	26	78	134	286
Salomon Brothers Variable Series Fund Inc.
Capital Fund	68	87	107	212	18	57	97	212
Investors Fund	66	81	98	192	16	51	88	192
Small Cap Growth Fund	73	101	132	261	23	71	122	261
Total Return Fund	68	87	107	212	18	57	97	212
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	68	84	104	204	18	54	94	204
Smith Barney Premier Selections All Cap Growth Portfolio	68	85	105	206	18	55	95	206
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II	70	93	118	233	20	63	108	233
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	67	81	99	193	17	51	89	193
Equity Income Portfolio	66	80	97	189	16	50	87	189
Federated Stock Portfolio	66	81	98	191	16	51	88	191
Large Cap Portfolio	66	80	97	189	16	50	87	189
Lazard International Stock Portfolio	68	87	108	213	18	57	98	213
MFS Emerging Growth Portfolio	67	83	102	200	17	53	92	200
MFS Mid Cap Growth Portfolio	67	84	103	203	17	54	93	203
MFS Research Portfolio	67	84	103	203	17	54	93	203
Social Awareness Stock Portfolio	66	79	94	183	16	49	84	183
Travelers Quality Bond Portfolio	63	70	79	151	13	40	69	151
U.S. Government Securities Portfolio	63	70	79	151	13	40	69	151
Utilities Portfolio	66	81	98	191	16	51	88	191
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	67	81	99	193	17	51	89	193
Alliance Growth Portfolio	66	81	98	192	16	51	88	192
MFS Total Return Portfolio	67	81	99	193	17	51	89	193
Putnam Diversified Income Portfolio	67	84	102	201	17	54	92	201
Smith Barney Aggressive Growth Portfolio	67	82	99	194	17	52	89	194
Smith Barney High Income Portfolio	65	76	90	176	15	46	80	176
Smith Barney International All Cap Growth Portfolio	68	87	107	212	18	57	97	212
Smith Barney Large Capitalization Growth Portfolio	66	80	96	188	16	50	86	188

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	68	87	108	213	18	57	98	213
Enterprise Portfolio Class II Shares	67	82	100	195	17	52	90	195
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	67	84	102	201	17	54	92	201
Variable Insurance Products Fund II (Fidelity)
Asset Manager Portfolio — Service Class 2	67	83	102	200	17	53	92	200
Contrafund® Portfolio — Service Class 2	67	84	102	201	17	54	92	201
Variable Insurance Products Fund III (Fidelity)
Dynamic Capital Appreciation Portfolio — Service Class 2	75	107	142	282	25	77	132	282
Mid Cap Portfolio — Service Class 2	67	83	101	199	17	53	91	199

______________

†	Closed to new investors. It is anticipated this Fund will be closed to all investors on or about July 17, 2002, subject to the approval of the SEC.

EXAMPLE: OPTIONAL DEATH BENEFIT

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	71	95	122	242	21	65	112	242
High Yield Bond Trust	70	92	117	231	20	62	107	231
Managed Assets Trust	69	88	110	216	19	58	100	216
Money Market Portfolio (Travelers)	67	82	100	195	17	52	90	195
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I	71	96	123	243	21	66	113	243
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	69	90	113	222	19	60	103	222
CitiStreet International Stock Fund — Class I	71	96	123	244	21	66	113	244
CitiStreet Large Company Stock Fund — Class I	70	91	115	226	20	61	105	226
CitiStreet Small Company Stock Fund — Class I	71	93	119	235	21	63	109	235
CitiStreet Funds, Inc.** (Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	77	114	153	303	27	84	143	303
CitiStreet International Stock Fund — Class I	79	120	163	323	29	90	153	323
CitiStreet Large Company Stock Fund — Class I	78	115	155	307	28	85	145	307
CitiStreet Small Company Stock Fund — Class I	79	117	159	315	29	87	149	315
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	77	112	151	298	27	82	141	298
Delaware VIP Trust
VIP REIT Series — Standard Class	72	97	125	247	22	67	115	247
VIP Small Cap Value Series — Standard Class	71	95	122	242	21	65	112	242
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	71	94	119	236	21	64	109	236
Small Cap Portfolio — Initial Shares	71	94	120	237	21	64	110	237
Greenwich Street Series Fund
Appreciation Portfolio	71	93	119	235	21	63	109	235
Equity Index Portfolio — Class II Shares	68	85	104	205	18	55	94	205
Fundamental Value Portfolio	71	93	119	235	21	63	109	235
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	72	98	126	250	22	68	116	250
Balanced Portfolio — Service Shares	72	98	126	249	22	68	116	249
Worldwide Growth Portfolio — Service Shares	72	99	127	252	22	69	117	252
Montgomery Funds III
Montgomery Variable Series: Growth Fund†	76	109	146	288	26	80	136	288
OCC Accumulation Trust
Equity Index†	72	98	127	251	22	68	117	251
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	69	90	113	222	19	60	103	222
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	75	106	140	278	25	76	130	278
Putnam VT Small Cap Value Fund — Class IB Shares	76	111	148	293	26	81	138	293
Putnam VT Voyager II Fund — Class IB Shares	80	122	166	329	30	92	156	329
Salomon Brothers Variable Series Fund Inc.
Capital Fund	73	100	130	258	23	70	120	258
Investors Fund	71	95	121	240	21	65	111	240
Small Cap Growth Fund	78	114	154	305	28	84	144	305
Total Return Fund	73	100	130	258	23	70	120	258

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	72	98	127	251	22	68	117	251
Smith Barney Premier Selection All Cap Growth Portfolio	72	99	128	253	22	69	118	253
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II	75	106	141	279	25	76	131	279
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	71	95	122	241	21	65	112	241
Equity Income Portfolio	71	94	120	237	21	64	110	237
Federated Stock Portfolio	71	95	121	239	21	65	111	239
Large Cap Portfolio	71	94	120	237	21	64	110	237
Lazard International Stock Portfolio	73	101	131	260	23	71	121	260
MFS Emerging Growth Portfolio	72	97	125	247	22	67	115	247
MFS Mid Cap Growth Portfolio	72	98	126	250	22	68	116	250
MFS Research Portfolio	72	98	126	250	22	68	116	250
Social Awareness Stock Portfolio	70	92	117	232	20	62	107	232
Travelers Quality Bond Portfolio	67	84	102	201	17	54	92	201
U.S. Government Securities Portfolio	67	84	102	201	17	54	92	201
Utilities Portfolio	71	95	121	239	21	65	111	239
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	71	95	122	241	21	65	112	241
Alliance Growth Portfolio	71	95	121	240	21	65	111	240
MFS Total Return Portfolio	71	95	122	241	21	65	112	241
Putnam Diversified Income Portfolio	72	97	125	248	22	67	115	248
Smith Barney Aggressive Growth Portfolio	71	95	122	242	21	65	112	242
Smith Barney High Income Portfolio	69	90	114	224	19	60	104	224
Smith Barney International All Cap Growth Portfolio	73	100	130	258	23	70	120	258
Smith Barney Large Capitalization Growth Portfolio	71	94	119	236	21	64	109	236
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	73	101	131	260	23	71	121	260
Enterprise Portfolio Class II Shares	71	96	123	243	21	66	113	243
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	72	97	125	248	22	67	115	248
Variable Insurance Products Fund II
Asset Manager Portfolio — Service Class 2	72	97	125	247	22	67	115	247
Contrafund® Portfolio — Service Class 2	72	97	125	248	22	67	115	248
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	80	121	164	325	30	91	154	325
Mid Cap Portfolio — Service Class 2	72	97	124	246	22	67	114	246
†	Closed to new investors. It is anticipated this Fund will be closed to all investors on or about July 17, 2002, subject to the approval of the SEC.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Retirement Account Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments and any applicable purchase payment credits, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charges deducted. There is no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). Purchase payments allocated to the Fixed Account are not eligible for purchase payment credits.

Purchase Payment Credits

If, for an additional charge, you select the Optional Death Benefit, we will add a credit to your Contract with each purchase payment. Each credit is added to the contract value when the corresponding purchase payment is applied, and will equal 2% of each purchase payment. These credits are applied pro rata to the same variable funding options to which your purchase payment was applied. Purchase payments allocated to the Fixed Account are not eligible for purchase payment credits.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the purchase payment credits may exceed the sum of the purchase payment credits and related earnings. You should consider this possibility before purchasing the Contract.

Conservation Credit

If you are purchasing this Contract with funds from another Contract issued by us or our affiliates, you may receive a conservation credit to your purchase payments. If applied, we will determine the amount of such credit.

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Investment Options	Investment Objective	Investment Adviser/Subadviser
Capital Appreciation Fund	Seeks growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price both in rising and declining markets.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
High Yield Bond Trust*	Seeks generous income. The assets of the High Yield Bond Trust will be invested in bonds which, as a class, sell at discounts from par value and are typically high risk securities.	TAMIC
Managed Assets Trust**	Seeks high total investment return through a fully managed investment policy in a portfolio of equity, debt and convertible securities.	TAMIC Subadviser: Travelers Investment Management Company (“TIMCO”)

Investment Options	Investment Objective	Investment Adviser/Subadviser
Money Market Portfolio*	Seeks high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.	TAMIC
AIM Variable Insurance Funds
A.I.M V.I. Premier Equity Fund — Series I	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund*— Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.	CitiStreet Funds Management, Inc. (“CitStreet”) Subadviser: Western Asset Management Company; Salomon Brothers Asset Management Inc. (“SBAM”); and SSgA Funds Management, Inc. (“SSgA”)
CitiStreet International Stock Fund — Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.	CitiStreet Subadviser: Bank of Ireland Asset Management (U.S.) Limited; Smith Barney Fund Management, LLC, and SSgA
CitiStreet Large Company Stock Fund — Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.	CitiStreet Subadvisers Wellington Management Company; Putnam Investment Management, and SSgA
CitiStreet Small Company Stock Fund — Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.	CitiStreet Subadviser: SG Cowen Asset Management; SBAM; and SSgA
Credit Suisse Trust
Emerging Markets Portfolio	Seeks long-term growth of capital by investing in equity securities of companies located in or conducting a majority of their business in emerging markets.	Credit Suisse Asset Management, LLC
Delaware VIP Trust
VIP REIT Series — Standard Class**	Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITS).	Delaware Management Company, Inc.
VIP Small Cap Value Series	Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to their underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series’ net assets will be in investments of small cap companies.	Delaware Management Company, Inc.
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	Seeks primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. The portfolio invests primarily in the common stocks of domestic and foreign insurers.	The Dreyfus Corporation Subadviser: Fayez Sarofim & Co
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing at least 80% of its assets in stocks of small-cap companies. Small cap companies are defined as those with market capitalizations of less than $2 billion at the time of purchasee.	The Dreyfus Corporation

Investment Options	Investment Objective	Investment Adviser/Subadviser
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation of capital.	Smith Barney Fund Management LLC (“SBFM”)
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The fund will hold substantially all of the stocks in the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	TIMCO
Fundamental Value Portfolio**	Seeks long term capital growth with current income as a secondary objective.	SBFM
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in common stocks selected for their growth potential, normally investing at least 50% of its equity assets in medium-sized companies.	Janus Capital
Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with preservation of capital by investing primarily in common stocks of companies of any size throughout the world.	Janus Capital
Montgomery Funds III
Montgomery Variable Series: Growth Fund†	Seeks capital appreciation by investing primarily in equity securities, usually common stock, of domestic companies of all sizes, and emphasizes companies having market capitalizations of $1 billion or more.	Montgomery Asset Management
OCC Accumulation Trust
Equity Portfolio†	Seeks long-term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the adviser to be undervalued in the marketplace in relation to factors such as the companies’ assets or earnings.	Op Cap Advisors
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances ,at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam

Investment Options	Investment Objective	Investment Adviser/Subadviser
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Small Cap Growth Fund	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell 2000 Index.	SBAM
Total Return Fund**	Seeks above-average income (compared to a portfolio invested entirely in equity securities). Secondarily, seeks opportunities for growth of capital and income.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long-term growth of capital.	SBFM
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II	Seeks long-term capital appreciation. Current income is a secondary objective when selecting investments. The goal is to identify stocks that provide above-average earnings growth prospects at a price-to-earnings ratio lower than that of the S&P 500.	Strong Capital Management Inc.
Travelers Series Fund Inc
AIM Capital Appreciation Portfolio	Seeks capital appreciation.	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio**	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: MFS
Putnam Diversified Income Portfolio*	Seeks high current income consistent with preservation of capital.	TIA Subadviser: Putnam Investment Management, Inc
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation.	SBFM
Smith Barney High Income Portfolio*	Seeks high current income. Capital appreciation is a secondary objective.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital.	SBFM

Investment Options	Investment Objective	Investment Adviser/Subadviser
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks.	TAMIC Subadviser: TIMCO
Equity Income Portfolio	Seeks reasonable income by investing at least 80% in equity securities. The Fund normally invests primarily in income producing equities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co (“FMR”)
Federated Stock Portfolio	Seeks growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies (i.e., leaders in their industries and characterized by sound management and the ability to finance expected growth).	TAMIC Subadviser: Federated Investment Counseling, Inc.
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation by investing primarily in the equity securties of non-United States companies (i.e., incorporated or organized outside the United States).	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Social Awareness Stock Portfolio	Seeks long-term capital appreciation and retention of net investment income by selecting investments, primarily common stocks, which meet the social criteria established for the Portfolio. Social criteria currently excludes companies that derive a significant portion of their revenues from the production of tobacco, tobacco products, alcohol, or military defense systems, or in the provision of military defense related services or gambling services.	SBFM
Travelers Quality Bond Portfolio*	Seeks current income, moderate capital volatility and total return.	TAMIC
U.S. Government Securities Portfolio*	Seeks to select investments from the point of view of an investor concerned primarily with the highest credit quality, current income and total return. The assets of the Portfolio will be invested in direct obligations of the United States, its agencies and instrumentalities.	TAMIC
Utilities Portfolio**	Seeks to provide current income by investing in equity and debt securities of companies in the utilities industries.	SBFM
Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation by investing primarily in common stocks of companies considered to be emerging growth companies.	Van Kampen Asset Management
Enterprise Portfolio — Class II Shares	Seeks capital appreciation through investments believed by the Adviser to have above-average potential for capital appreciation.	Van Kampen Asset Management

Investment Options	Investment Objective	Investment Adviser/Subadviser
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long-term capital growth by investing in equity securities of U.S. companies with market capitalizations below the top 1,000 stocks of the equity market. Under normal circumstances, at least 65% of the fund’s total assets will be invested in such companies. Dividend income, if any, is incidental to this investment objective.	Citi Fund Management, Inc.
Variable Insurance Products Fund II
Asset Manager Portfolio-Service Class 2**	Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.	FMR
Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Variable Insurance Products III
Dynamic CapitalAppreciation Portfolio — Service Class 2	Seeks capital appreciation by investing primarily in common stocks of both domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

†	Closed to new investors. It is anticipated this Fund will be closed to all investors on or about July 17, 2002, subject to the approval of the SEC.

*	The funding options marked with an asterisk (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option’s investment strategy. Please refer to the Contract for transfer restrictions.

FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see separate prospectus for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners, the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts, sales and marketing expenses including commission payments to your sales agent, and other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value, and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments and any applicable purchase payment credits are withdrawn before they have been in the Contract for five years. We will assess the charge as a percentage of the purchase payment and any applicable purchase payment credits withdrawn as follows:

Years Since Purchase Payment Made	Withdrawal Charge
0-1	5%
2	4%
3	3%
4	2%
5	1%
6 or more	0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any purchase payment and any applicable purchase payment creditst o which no withdrawal charge applies then;

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a), then;

(c)	any remaining purchase payment and any applicable purchase payment credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

(d)	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

If you did not purchase your Contract under a 457 or 403(b) qualified plan, we will not deduct a withdrawal charge:

    from payments we make due to the death of the annuitant;

    if a life annuity payout has begun, other than the Liquidity Benefit Option (See “Liquidity Benefit”);
    if an income option of at least ten years’ duration is elected;
    from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval;
    if withdrawals are taken under our Managed Distribution Program, if elected by you (see “Access to Your Contract Values”)’ or if you are confined to an Eligible Nursing Home, as described in Appendix C.

If you purchased your Contract under a 457 or 403(b) qualified plan, we will not deduct a withdrawal charge:

    from payments we make due to the death of the annuitant;
    if a life annuity payout has begun;
    if payments for a period of at least five years have begun;
    from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval;
    if withdrawals are taken as a minimum distribution, as defined under The Code;
    if withdrawals are taken due to a hardship, as defined under The Code;;
    if withdrawals are taken due to a disability, as defined under The Code, of the annuitant;
    if you are confined to an Eligible Nursing Home, as described in Appendix C (403 (b) plans only).

Free Withdrawal Allowance

Beginning in the second contract year, you may withdraw up to 20% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. We reserve the right to modify the free withdrawal provision.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 0.80% annually. If you choose the Optional Death Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Floor Benefit/Liquidity Benefit Charges

If you select the Variable Annuitization Floor Benefit, we deduct a charge upon election of this benefit. This charge compensates us for guaranteeing a minimum variable annuity payment regardless of the performance of the variable funding options you selected. This charge will vary based upon market conditions, but will never increase your annual separate account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of these benefits.

CHART Asset Allocation Program Charges

Under the CHART Program, purchase payments and cash values are allocated among the specified asset allocation funds. The charge for this advisory service is equal to a maximum of 0.80% of the assets subject to the CHART Program. The CHART Program fee will be paid by quarterly withdrawals from the cash values allocated to the asset allocation funds. We will not treat these withdrawals as taxable distributions. Please refer to “Miscellaneous Contract Provisions” for further information.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1)	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

      the total dollar amount being transferred;
      the number of transfers you made within the previous three months;
      whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
      whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
2)	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

      reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the variable funding options, we may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the fixed account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See “Federal Tax Considerations.”) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page. The annuitant is the individual upon whose life the maturity date and the amount of monthly payments depend. Because this is a qualified contract, the owner and the annuitant must always be the same person, and there can be only one contract owner. You have sole power to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional purchase payments.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

DEATH BENEFIT

Before the maturity date, generally, a death benefit is payable when you die. At purchase, you elect either the Standard Death Benefit or the Optional Death Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or election of beneficiary contract continuance (“death report date”).

For both the Standard and Optional Death Benefit, we must be notified of your death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

Death Proceeds Before the Maturity Date

Standard Death Benefit

Annuitant’s Age on the Contract Date	Death Benefit Payable
Before Age 80	Greater of: 1.Contract value, or 2.Total purchase payments less any withdrawals (and related charges).
On or after Age 80	Contract value.

Optional Death Benefit and Credit

The Optional Death Benefit and Credit varies depending on the annuitant’s age on the contract date.

Annuitant’s Age on the Contract Date	Death Benefit Payable
Under Age 70	Greater of: 1)Contract value, or 2)Total purchase payments less any withdrawals (and related charges); or 3)Maximum Step-Up death benefit value (described below) associated with contract date anniversaries beginning with the 5th, and ending with the last before the annuitant’s 76th birthday.
Age 70-75	Greater of: 1)Contract value, or 2)Total purchase payments less any withdrawals (and related charges); or 3)Step-Up death benefit value (described below) associated with the 5th contract date anniversary.
Age 76-80	Greater of (1) or (2) above.
Age over 80	Contract value.

Step-Up Death Benefit Value

We will establish a separate Step-Up death benefit value on the fifth contract date anniversary and on each subsequent contract date anniversary on or before the death report date and will initially equal the contract value on that anniversary. After a Step-Up death benefit value has been established, we will recalculate it each time a purchase payment is made or a withdrawal is taken until the death report date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable purchase payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any purchase payments or any withdrawals will be made in the order that such purchase payments or partial surrender reductions occur.

Partial Surrender Reduction. If you make a withdrawal, we will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the withdrawal.

For example, assume your current contract value is $55,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Mandatory Payout Rules Apply*
Owner/Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Yes

Beneficiary	No death proceeds are payable; contract continues.	N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.	N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of the Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    take a loan
    make additional purchase payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date.

Planned Death Benefit (Individual Contracts Only)

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy; or
    under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive due proof of death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make annuity payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts. (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70½ or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Liquidity Benefit (Benefit not available under 457 plans)

If you select any annuity option which guarantees you payments for a minimum period of time (“period certain”), you may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first contract year. There is a surrender charge of 5% of the amount withdrawn under this option.

For variable annuity payments, we use the Assumed Net Investment Factor, (“ANIF”) as the interest rate to determine the lump sum amount. If you request only a percentage of the amount available, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period expires, your payments will increase to the level they would have been had no liquidation taken place.

For fixed annuity payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the annuity option you elected. The current rate will be the same rate we would give someone electing an annuity option for that same amount of time. If you request a percentage of the amount available during the period certain, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, your payments will increase to the level they would have been had no liquidation taken place.

The market value adjustment formula for calculating the present value described above for fixed annuity payments is as follows:

n
Present Value = (sum) [Payments X (1/1 + iC)t/365
s = 1

Where

             iC = the interest rate described above

  n = the number of payments remaining in the contract owner’s period certain at the time of request for this benefit

             t = the number of days remaining until that payment is made, adjusting for leap years.

See Appendix E for examples of this market value adjustment.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your contract value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

Annuitization Credit. This credit is applied to the contract value used to purchase one of the annuity options described below. The credit equals 0.5% of your contract value if you annuitize during contract years 2-5, 1% during contract years 6-10, and 2% after contract year 10. There is no credit applied to Contracts held less than 1 year.

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the contract value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your contract value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

If you have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage you elected.

PAYMENT OPTIONS

Election of Options

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant’s lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

Variable Annuitization Floor Benefit. (Benefit not available under 457 plans) This benefit may not be available, or may only be available under certain annuity options, if we determine market conditions so dictate. If available, we will guarantee that, regardless of the performance of the variable funding options selected by you, your annuity payments will never be less than a certain percentage of your first annuity payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if you are over age 80. Additionally, you must select from certain funds available under this guarantee. Currently, these funds are the Equity Index Portfolio Class II, the Travelers Quality Bond Portfolio, and the U.S. Government Securities Portfolio. We may, at our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any Option. If you select this benefit, you may not elect to liquidate any portion of your Contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase your annual separate account charge by more than 3% per year.

We reserve the right to restrict the amount of contract value to be annuitized under this benefit.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payments for a Fixed Period. We will make periodic payments for the period selected.

Option 6 — Other Annuity Options. We will make any other arrangements for annuity payments as may be mutually agreed upon.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the

Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Separate Account Five and Separate Account Six, respectively. Both Separate Account Five and Separate Account Six were established on March 27, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account Five and Separate Account Six for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. Purchase payment credits are not included in these calculations. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Purchase payment credits are not included in these calculations. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the

Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Please consult your employer or tax advisor regarding this issue.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

AVAILABLE INFORMATION

The Companies are both subject to the information requirements of the Securities and Exchange Act of 1934 (“the 1934 Act”), as amended, and file reports, proxy statements and other information with the Securities and Exchange Commission (“Commission”). You may read and copy this information and other information at the following locations:

    public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C., 20549
    the Commission’s Regional Offices located at 233 Broadway, New York, New York 10279, the Commission’s Regional Offices located at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661.

Under the Securities Act of 1933, the Companies have each filed with the Commission registration statements (the “Registration Statement”) relating to the Contracts offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits. Reference is hereby made to such Registration Statement and exhibits for further information about the Companies and the Contracts. The Registration Statement and the exhibits may be inspected and copied as described above. Although the Companies each furnish the annual reports on Form 10-K for the year ended December 31, 2001 to owners of contracts or certificates, we do not plan to furnish subsequent annual reports containing financial information to the owners of contracts or certificates described in this prospectus.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Each Company’s latest Annual Report on Form 10-K has been filed with the Commission. They are both incorporated by reference into this prospectus and a copy of your issuing Company’s 10-K must accompany this prospectus.

The Forms 10-K for the fiscal year ended December 31, 2001 contain additional information about each Company including audited financial statements for the latest fiscal year. The Travelers Insurance Company filed its Form 10-K on March 15, 2002 via Edgar, File No. 33-33691. The Travelers Life and Annuity Company filed its Form 10-K on March 15, 2002 via Edgar; File No. 33-58677.

If requested, we will furnish, without charge, a copy of any and all of the documents incorporated by reference, other than exhibits to those documents (unless such exhibits are specifically incorporated by reference in those documents You may direct your requests to: The Travelers Insurance Company, One Tower Square, Hartford, Connecticut 06183-5030, Attention: Annuity Services. The telephone number is (860) 422-3985. You may also obtain copies of any documents, incorporated by reference into this prospectus by accessing the SEC’s website (http://www.sec.gov).

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Financial Statements

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Conformity with State and Federal Laws

The laws of the state in which the Contract is issued govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

Appendix A
Condensed Financial Information (1999)(1)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES

AIR = Assumed Investment Rate
FC = Floor Benefit Charge
Standard = Standard Death Benefit
Optional = Optional Death Benefit

	Period from June 9, 1999* to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83FC	1.40%FC

High Yield Bond Trust (9/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	0.980	0.980	0.977	0.977	—	—	—	—
Number of units outstanding at end of year	—	—	93,082	—	—	—	—	—
Managed Assets Trust (6/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.102	1.102	1.098	1.098	—	—	—	—
Number of units outstanding at end of year	13,609	—	899,389	—	—	—	—	—
Money Market Portfolio (9/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.032	1.032	1.028	1.028	—	—	—	—
Number of units outstanding at end of year	36,453	—	134,132	—	—	—	—	—
American Odyssey Funds, Inc.
Core Equity Fund (9/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.995	0.995	0.992	0.992	—	—	—	—
Number of units outstanding at end of year	21,459	—	68,472	—	—	—	—	—
Emerging Opportunities Fund (9/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.465	1.465	1.460	1.460	—	—	—	—
Number of units outstanding at end of year	6,201	—	29,981	—	—	—	—	—
Global High-Yield Bond Fund (12/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.070	1.070	1.066	1.066	—	—	—	—
Number of units outstanding at end of year	—	—	18,317	—	—	—	—	—
Intermediate-Term Bond Fund (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.005	1.005	1.002	1.002	—	—	—	—
Number of units outstanding at end of year	73,160	—	44,935	—	—	—	—	—
International Equity Fund (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.272	1.272	1.267	1.267	—	—	—	—
Number of units outstanding at end of year	6,933	—	91,971	—	—	—	—	—

Appendix A
Condensed Financial Information (1999)(1)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Period from June 9, 1999* to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83FC	1.40%FC

Long-Term Bond Fund (9/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	0.979	0.979	0.976	0.976	—	—	—	—
Number of units outstanding at end of year	37,502	—	49,414	—	—	—	—	—
Delaware Group Premium Fund
REIT Series
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Small Cap Value Series (10/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.991	0.991	0.988	0.988	—	—	—	—
Number of units outstanding at end of year	—	—	3,413	—	—	—	—	—
Dreyfus Variable Investment Fund
Capital Appreciation Portfolio (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.081	1.081	1.077	1.077	—	—	—	—
Number of units outstanding at end of year	24,552	—	320,468	—	—	—	—	—
Small Cap Portfolio (10/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.240	1.240	1.236	1.236	—	—	—	—
Number of units outstanding at end of year	—	—	37,863	—	—	—	—	—
Greenwich Street Series Fund
Equity Index Portfolio II (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	1.133	1.133	1.129	1.129	1.127	1.123	1.122	1.117
Number of units outstanding at end of year	13,350	—	317,090	—	—	—	—	—
The Montgomery Funds III
Montgomery Variable Series; Growth Fund (10/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.208	1.208	1.204	1.204	—	—	—	—
Number of units outstanding at end of year	—	—	22,857	—	—	—	—	—
OCC Accumulation Trust Equity Portfolio†
Equity Portfolio†
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—

Appendix A
Condensed Financial Information (1999)(1)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Period from June 9, 1999* to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83FC	1.40%FC

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (7/98)
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Investors Fund (10/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.088	1.088	1.084	1.084	—	—	—	—
Number of units outstanding at end of year	13,535	—	6,020	—	—	—	—	—
Total Return Fund
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Strong Variable Insurance Funds, Inc.
Strong Schafer Value Fund II (7/98)
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Travelers Series Fund Inc.
Alliance Growth Portfolio (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.303	1.303	1.298	1.298	—	—	—	—
Number of units outstanding at end of year	17,222	—	226,122	—	—	—	—	—
MFS Total Return Portfolio (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.994	0.994	0.991	0.991	—	—	—	—
Number of units outstanding at end of year	—	—	114,042	—	—	—	—	—
Putnam Diversified Income Portfolio
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Smith Barney High Income Portfolio (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.007	1.007	1.004	1.004	—	—	—	—
Number of units outstanding at end of year	20,231	—	—	—	—	—	—	—

Appendix A
Condensed Financial Information (1999)(1)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Period from June 9, 1999* to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83FC	1.40%FC

Smith Barney International Equity Portfolio (12/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.569	1.569	1.563	1.563	—	—	—	—
Number of units outstanding at end of year	—	—	53,669	—	—	—	—	—
Smith Barney Large Capitalization Growth Portfolio (10/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.132	1.132	1.128	1.128	—	—	—	—
Number of units outstanding at end of year	—	—	77,927	—	—	—	—	—
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.132	1.132	1.129	1.129	—	—	—	—
Number of units outstanding at end of year	4,950	—	13,503	—	—	—	—	—
Disciplined Small Cap Stock Portfolio†
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Equity Income Portfolio (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.021	1.021	1.017	1.017	—	—	—	—
Number of units outstanding at end of year	12,381	—	255,091	—	—	—	—	—
Federated Stock Portfolio
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Large Cap Portfolio (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.224	1.224	1.219	1.219	—	—	—	—
Number of units outstanding at end of year	12,719	—	89,328	—	—	—	—	—
Lazard International Stock Portfolio (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.194	1.194	1.190	1.190	—	—	—	—
Number of units outstanding at end of year	4,591	—	—	—	—	—	—	—

Appendix A
Condensed Financial Information (1999)(1)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Period from June 9, 1999* to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83FC	1.40%FC

MFS Mid Cap Growth Portfolio (10/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.603	1.603	1.598	1.598	—	—	—	—
Number of units outstanding at end of year	—	—	91,838	—	—	—	—	—
MFS Research Portfolio (10/99)
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Social Awareness Portfolio (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.115	1.115	1.111	1.111	—	—	—	—
Number of units outstanding at end of year	14,167	—	57,036	—	—	—	—	—
Travelers Quality Bond Portfolio (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	1.002	1.002	0.998	0.998	1.000	0.999	0.996	0.994
Number of units outstanding at end of year	19,941	—	8,527	—	—	—	—	—
U.S. Government Securities Portfolio (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.968	0.968	0.965	0.965	0.966	0.965	0.962	0.961
Number of units outstanding at end of year	20,423	—	75,867	—	—	—	—	—
Utilities Portfolio (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.959	0.959	0.956	0.956	—	—	—	—
Number of units outstanding at end of year	—	—	2,049	—	—	—	—	—
Warburg Pincus Trust
Emerging Markets Portfolio (10/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.506	1.506	1.502	1.502	—	—	—	—
Number of units outstanding at end of year	—	—	42,199	—	—	—	—	—

(1)	For this time period, “Number of units outstanding at end of year” may include annuity units.

Appendix A
Condensed Financial Information (2000)(2)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

Capital Appreciation Fund (5/00)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	0.745	0.745	0.743	0.743	—	—	—	—
Number of units outstanding at end of year	—	—	978,236	—	—	—	—	—
High Yield Bond Trust (9/99)
Unit Value at beginning of year	0.980	0.980	0.977	0.977	—	—	—	—
Unit Value at end of year	0.982	0.982	0.974	0.974	—	—	—	—
Number of units outstanding at end of year	—	—	311,004	—	—	—	—	—
Managed Assets Trust (6/99)
Unit Value at beginning of year	1.102	1.102	1.098	1.098	—	—	—	—
Unit Value at end of year	1.076	1.076	1.067	1.067	—	—	—	—
Number of units outstanding at end of year	20,767	—	1,799,521	—	—	—	—	—
Money Market Portfolio (9/99)
Unit Value at beginning of year	1.032	1.032	1.028	1.028	—	—	—	—
Unit Value at end of year	1.087	1.087	1.078	1.078	—	—	—	—
Number of units outstanding at end of year	76,073	—	911,055	—	—	—	—	—
American Odyssey Funds, Inc.
Core Equity Fund (9/99)
Unit Value at beginning of year	0.995	0.995	0.992	0.992	—	—	—	—
Unit Value at end of year	0.840	0.840	0.833	0.833	—	—	—	—
Number of units outstanding at end of year	10,384	—	626,483	—	—	—	—	—
Emerging Opportunities Fund (9/99)
Unit Value at beginning of year	1.465	1.465	1.460	1.460	—	—	—	—
Unit Value at end of year	1.600	1.600	1.587	1.587	—	—	—	—
Number of units outstanding at end of year	1,472	—	235,839	—	—	—	—	—
Global High-Yield Bond Fund (12/99)
Unit Value at beginning of year	1.070	1.070	1.066	1.066	—	—	—	—
Unit Value at end of year	1.021	1.021	1.012	1.012	—	—	—	—
Number of units outstanding at end of year	—	—	95,298	—	—	—	—	—
Intermediate-Term Bond Fund (8/99)
Unit Value at beginning of year	1.005	1.005	1.002	1.002	—	—	—	—
Unit Value at end of year	1.063	1.063	1.054	1.054	—	—	—	—
Number of units outstanding at end of year	16,410	—	369,677	—	—	—	—	—
International Equity Fund (7/99)
Unit Value at beginning of year	1.272	1.272	1.267	1.267	—	—	—	—
Unit Value at end of year	1.160	1.160	1.151	1.151	—	—	—	—
Number of units outstanding at end of year	1,916	—	347,387	—	—	—	—	—
Long-Term Bond Fund (9/99)
Unit Value at beginning of year	.979	.979	.976	.976	—	—	—	—
Unit Value at end of year	1.092	1.092	1.083	1.083	—	—	—	—
Number of units outstanding at end of year	12,041	—	409,109	—	—	—	—	—

Appendix A
Condensed Financial Information (2000) (2)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

Delaware Group Premium Fund, Inc.
REIT Series (9/00)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.221	1.221	1.213	1.213	—	—	—	—
Number of units outstanding at end of year	—	—	50,532	—	—	—	—	—
Small Cap Value Series (10/99)
Unit Value at beginning of year	0.991	0.991	0.988	0.988	—	—	—	—
Unit Value at end of year	1.162	1.162	1.153	1.153	—	—	—	—
Number of units outstanding at end of year	—	—	39,689	—	—	—	—	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (7/99)(1)
Unit Value at beginning of year	1.081	1.081	1.077	1.077	—	—	—	—
Unit Value at end of year	1.065	1.065	1.057	1.057	—	—	—	—
Number of units outstanding at end of year	24,552	—	509,909	—	—	—	—	—
Small Cap Portfolio (10/99)
Unit Value at beginning of year	1.240	1.240	1.236	1.236	—	—	—	—
Unit Value at end of year	1.394	1.394	1.383	1.383	—	—	—	—
Number of units outstanding at end of year	3,246	—	349,550	—	—	—	—	—
Greenwich Street Series Fund
Equity Index Portfolio II (7/99)
Unit Value at beginning of year	1.133	1.133	1.129	1.129	$1.127	$1.123	$1.122	$1.117
Unit Value at end of year	1.019	1.019	1.011	1.011	1.008	0.999	0.996	0.986
Number of units outstanding at end of year	14,389	—	613,182	—	—	—	—	—
Janus Aspen Series
Worldwide Growth Portfolio (5/00)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.801	0.801	0.799	0.799	—	—	—	—
Number of units outstanding at end of year	—	—	409,725	—	—	—	—	—
The Montgomery Funds III
Montgomery Variable Series; Growth Fund (10/99)
Unit Value at beginning of year	1.208	1.208	1.204	1.204	—	—	—	—
Unit Value at end of year	1.090	1.090	1.082	1.082	—	—	—	—
Number of units outstanding at end of year	—	—	78,405	—	—	—	—	—
OCC Accumulation Trust
Equity Portfolio (1/00)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.014	1.014	1.007	1.007	—	—	—	—
Number of units outstanding at end of year	—	—	8,202	—	—	—	—	—

Appendix A
Condensed Financial Information (2000)(2)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (4/00)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.433	1.433	1.422	1.422	—	—	—	—
Number of units outstanding at end of year	—	—	62,150	—	—	—	—	—
Investors Fund (10/99)
Unit Value at beginning of year	1.088	1.088	1.084	1.084	—	—	—	—
Unit Value at end of year	1.244	1.244	1.234	1.234	—	—	—	—
Number of units outstanding at end of year	—	—	55,437	—	—	—	—	—
Total Return Fund (9/00)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.072	1.072	1.064	1.064	—	—	—	—
Number of units outstanding at end of year	—	—	9,945	—	—	—	—	—
Strong Variable Insurance Funds, Inc.
Strong Schafer Value Fund II (3/00)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.938	0.938	0.932	0.932	—	—	—	—
Number of units outstanding at end of year	—	—	24,959	—	—	—	—	—
Travelers Series Fund, Inc.
Alliance Growth Portfolio (7/99)
Unit Value at beginning of year	1.303	1.303	1.298	1.298	—	—	—	—
Unit Value at end of year	1.057	1.057	1.048	1.048	—	—	—	—
Number of units outstanding at end of year	56,806	—	987,185	—	—	—	—	—
MFS Total Return Portfolio (7/99)
Unit Value at beginning of year	0.994	0.994	0.991	0.991	—	—	—	—
Unit Value at end of year	1.150	1.150	1.142	1.142	—	—	—	—
Number of units outstanding at end of year	—	—	487,322	—	—	—	—	—

Appendix A
Condensed Financial Information (2000)(2)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

Smith Barney High Income Portfolio (8/99)
Unit Value at beginning of year	$1.007	$1.007	$1.004	$1.004	—	—	—	—
Unit Value at end of year	0.918	0.918	0.912	0.912	—	—	—	—
Number of units outstanding at end of year	20,231	—	52,398	—	—	—	—	—
Smith Barney International Equity Portfolio (12/99)
Unit Value at beginning of year	1.569	1.569	1.563	1.563	—	—	—	—
Unit Value at end of year	1.186	1.186	1.177	1.177	—	—	—	—
Number of units outstanding at end of year	3,291	—	247,679	—	—	—	—	—
Smith Barney Large Capitalization Growth Portfolio (10/99)
Unit Value at beginning of year	1.132	1.132	1.128	1.128	—	—	—	—
Unit Value at end of year	1.045	1.045	1.037	1.037	—	—	—	—
Number of units outstanding at end of year	—	—	178,384	—	—	—	—	—
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/99)
Unit Value at beginning of year	1.132	1.132	1.129	1.129	—	—	—	—
Unit Value at end of year	1.310	1.310	1.301	1.301	—	—	—	—
Number of units outstanding at end of year	4,950	—	88,564	—	—	—	—	—
Equity Income Portfolio (7/99)
Unit Value at beginning of year	1.021	1.021	1.017	1.017	—	—	—	—
Unit Value at end of year	1.105	1.105	1.096	1.096	—	—	—	—
Number of units outstanding at end of year	12,381	—	437,309	—	—	—	—	—
Federated Stock Portfolio
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Large Cap Portfolio (7/99)
Unit Value at beginning of year	1.224	1.224	1.219	1.219	—	—	—	—
Unit Value at end of year	1.038	1.038	1.030	1.030	—	—	—	—
Number of units outstanding at end of year	52,127	—	804,274	—	—	—	—	—
Lazard International Stock Portfolio (8/99)
Unit Value at beginning of year	1.194	1.194	1.190	1.190	—	—	—	—
Unit Value at end of year	1.049	1.049	1.041	1.041	—	—	—	—
Number of units outstanding at end of year	4,591	—	17,988	—	—	—	—	—

Appendix A
Condensed Financial Information (2000)(2)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

MFS Mid Cap Growth Portfolio (10/99)
Unit Value at beginning of year	$1.603	$1.603	$1.598	$1.598	—	—	—	—
Unit Value at end of year	1.739	1.739	1.726	1.726	—	—	—	—
Number of units outstanding at end of year	30,494	—	504,511	—	—	—	—	—
MFS Research Portfolio (6/00)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.136	1.136	1.127	1.127	—	—	—	—
Number of units outstanding at end of year	—	—	7,875	—	—	—	—	—
Social Awareness Portfolio (7/99)
Unit Value at beginning of year	1.115	1.115	1.111	1.111	—	—	—	—
Unit Value at end of year	1.100	1.100	1.092	1.092	—	—	—	—
Number of units outstanding at end of year	14,167	—	141,652	—	—	—	—	—
Travelers Quality Bond Portfolio (8/99)
Unit Value at beginning of year	1.002	1.002	0.998	0.998	$1.000	$0.999	$0.996	$0.994
Unit Value at end of year	1.063	1.063	1.055	1.055	1.058	1.055	1.049	1.045
Number of units outstanding at end of year	19,941	—	54,601	—	—	—	—	—
U.S. Government Securities Portfolio (8/99)
Unit Value at beginning of year	0.968	0.968	0.965	0.965	0.966	0.965	0.962	0.961
Unit Value at end of year	1.099	1.099	1.091	1.091	1.094	1.091	1.084	1.080
Number of units outstanding at end of year	20,423	—	141,994	—	—	—	—	—
Utilities Portfolio (8/99)
Unit Value at beginning of year	0.959	0.959	0.956	0.956	—	—	—	—
Unit Value at end of year	1.183	1.183	1.174	1.174	—	—	—	—
Number of units outstanding at end of year	—	—	135,986	—	—	—	—	—
Variable Insurance Products Fund II
Assets Manager Portfolio—Service Class 2 (5/00)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.949	0.949	0.947	0.947	—	—	—	—
Number of units outstanding at end of year	—	—	173,343	—	—	—	—	—
Warburg Pincus Trust
Emerging Markets Portfolio (10/99)
Unit Value at beginning of year	1.506	1.506	1.502	1.502	—	—	—	—
Unit Value at end of year	1.022	1.022	1.015	1.015	—	—	—	—
Number of units outstanding at end of year	—	—	122,227	—	—	—	—	—

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account Five and the consolidated financial statements for The Travelers Insurance Company and subsidiaries are contained in the SAI. Those funding options not listed above were not available as of December 31, 2000.

(1)	Formerly Capital Appreciation Portfolio

(2)	For this time period, “Number of units outstanding at end of year” may include annuity units.

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Capital Appreciation Fund (5/00)
Unit Value at beginning of year	$0.745	$0.745	$0.743	$0.743
Unit Value at end of year	0.547	0.547	0.542	0.542
Number of units outstanding at end of year	6,402	—	1,489,104	—
High Yield Bond Trust (9/99)
Unit Value at beginning of year	0.982	0.982	0.974	0.974
Unit Value at end of year	1.067	1.067	1.054	1.054
Number of units outstanding at end of year	—	—	426,670	—
Managed Assets Trust (6/99)
Unit Value at beginning of year	1.076	1.076	1.067	1.067
Unit Value at end of year	1.013	1.013	1.000	1.000
Number of units outstanding at end of year	25,510	—	2,100,630	—
Money Market Portfolio (9/99)
Unit Value at beginning of year	1.087	1.087	1.078	1.078
Unit Value at end of year	1.119	1.119	1.105	1.105
Number of units outstanding at end of year	77,341	—	2,626,057	—
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (5/01)(1)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.888	0.888	0.886	0.886
Number of units outstanding at end of year	—	3,000	—	—
CitiStreet Funds, Inc.
CitiStreet Large Company Stock Fund (9/99)
Unit Value at beginning of year	0.840	0.840	0.833	0.833
Unit Value at end of year	0.702	0.702	0.693	0.693
Number of units outstanding at end of year	—	—	2,768,720	—
CitiStreet Small Company Stock Fund (9/99)
Unit Value at beginning of year	1.600	1.600	1.587	1.587
Unit Value at end of year	1.612	1.612	1.592	1.592
Number of units outstanding at end of year	—	—	530,066	—
CitiStreet International Stock Fund (7/99)
Unit Value at beginning of year	1.160	1.160	1.151	1.151
Unit Value at end of year	0.904	0.904	0.893	0.893
Number of units outstanding at end of year	—	—	1,527,648	—
CitiStreet Diversified Bond Fund (9/99) (2)
Unit Value at beginning of year	1.092	1.092	1.083	1.083
Unit Value at end of year	1.157	1.157	1.143	1.143
Number of units outstanding at end of year	—	—	3,246,930	—
Credit Suisse Trust
Emerging Markets Portfolio (10/99)
Unit Value at beginning of year	1.022	1.022	1.015	1.015
Unit Value at end of year	0.916	0.916	0.906	0.906
Number of units outstanding at end of year	—	—	119,978	—

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Delaware Group Premium Fund, Inc.
REIT Series (9/00)
Unit Value at beginning of year	$1.221	$1.221	$1.213	$1.213
Unit Value at end of year	1.318	1.318	1.303	1.303
Number of units outstanding at end of year	—	—	106,721	—
Small Cap Value Series (10/99)
Unit Value at beginning of year	1.162	1.162	1.153	1.153
Unit Value at end of year	1.289	1.289	1.274	1.274
Number of units outstanding at end of year	—	—	96,668	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (7/99)
Unit Value at beginning of year	1.065	1.065	1.057	1.057
Unit Value at end of year	0.958	0.958	0.946	0.946
Number of units outstanding at end of year	27,197	—	498,927	—
Small Cap Portfolio (10/99)
Unit Value at beginning of year	1.394	1.394	1.383	1.383
Unit Value at end of year	1.298	1.298	1.282	1.282
Number of units outstanding at end of year	13,265	—	545,002	—
Greenwich Street Series Fund
Appreciation Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.943	0.943	0.941	0.941
Number of units outstanding at end of year	3,353	3,000	1,117	—
Equity Index Portfolio II (7/99)
Unit Value at beginning of year	1.019	1.019	1.011	1.011
Unit Value at end of year	0.886	0.886	0.875	0.875
Number of units outstanding at end of year	23,609	—	966,104	—
.62% Floor Charge
Unit Value at beginning of year	1.008	—	—	—
Unit Value at end of year	0.871	—	—	—
Number of units outstanding at end of year	—	—	—	—
1.10% Floor Charge
Unit Value at beginning of year	0.999	—	—	—
Unit Value at end of year	0.859	—	—	—
Number of units outstanding at end of year	—	—	—	—
.83% Floor Charge
Unit Value at beginning of year	—	—	0.996	—
Unit Value at end of year	—	—	0.855	—
Number of units outstanding at end of year	—	—	—	—
1.40% Floor Charge
Unit Value at beginning of year	—	—	0.986	—
Unit Value at end of year	—	—	0.841	—
Number of units outstanding at end of year	—	—	—	—
Fundamental Value Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.924	0.924	0.921	0.921
Number of units outstanding at end of year	—	3,000	132,819	—

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Janus Aspen Series
Aggressive Growth Portfolio (5/01)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	0.772	0.772	0.770	0.770
Number of units outstanding at end of year	—	3,000	—	—
Balanced Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.962	0.962	0.960	0.960
Number of units outstanding at end of year	—	3,000	9,564	—
Worldwide Growth Portfolio (5/00)
Unit Value at beginning of year	0.801	0.801	0.799	0.799
Unit Value at end of year	0.615	0.615	0.610	0.610
Number of units outstanding at end of year	5,661	—	609,833	—
PIMCO Variable Insurance Trust
Total Return Bond Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	1.057	1.057	1.054	1.054
Number of units outstanding at end of year	—	1,000	25,722	—
Putnam Variable Trust
Putnam VT International Growth Fund(5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.861	0.861	0.858	0.858
Number of units outstanding at end of year	—	2,000	7,952	—
Putnam VT Small Cap Value Fund (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	1.093	1.093	1.090	1.090
Number of units outstanding at end of year	—	2,000	2,364	—
Putnam VT Voyager II Fund (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.808	0.808	0.806	0.806
Number of units outstanding at end of year	—	1,000	—	—
The Montgomery Funds III
Montgomery Variable Series; Growth Fund (10/99)
Unit Value at beginning of year	1.090	1.090	1.082	1.082
Unit Value at end of year	0.857	0.857	0.846	0.846
Number of units outstanding at end of year	—	—	76,978	—
OCC Accumulation Trust
Equity Portfolio (1/00)
Unit Value at beginning of year	1.014	1.014	1.007	1.007
Unit Value at end of year	0.935	0.935	0.924	0.924
Number of units outstanding at end of year	—	—	8,202	—

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (4/00)
Unit Value at beginning of year	$1.433	$1.433	$1.422	$1.422
Unit Value at end of year	1.449	1.449	1.431	1.431
Number of units outstanding at end of year	—	—	274,586	—
Investors Fund (10/99) (3)
Unit Value at beginning of year	1.244	1.244	1.234	1.234
Unit Value at end of year	1.183	1.183	1.168	1.168
Number of units outstanding at end of year	—	—	156,631	—
Small Cap Growth Fund (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.974	0.974	0.971	0.971
Number of units outstanding at end of year	—	2,000	83,878	—
Total Return Fund (9/00)
Unit Value at beginning of year	1.072	1.072	1.064	1.064
Unit Value at end of year	1.055	1.055	1.042	1.042
Number of units outstanding at end of year	—	—	59,722	—
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.897	0.897	0.895	0.895
Number of units outstanding at end of year	—	2,000	—	—
Smith Barney Premier Selections All Cap Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.898	0.898	0.895	0.895
Number of units outstanding at end of year	—	2,000	—	—
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (3/00)
Unit Value at beginning of year	0.938	0.938	0.932	0.932
Unit Value at end of year	0.969	0.969	0.958	0.958
Number of units outstanding at end of year	—	—	115,369	—
Travelers Series Fund, Inc.
AIM Capital Appreciation Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.867	0.867	0.864	0.864
Number of units outstanding at end of year	—	2,000	—	—
Alliance Growth Portfolio (7/99)
Unit Value at beginning of year	1.057	1.057	1.048	1.048
Unit Value at end of year	0.908	0.908	0.897	0.897
Number of units outstanding at end of year	67,954	—	1,358,291	—
MFS Total Return Portfolio (7/99)
Unit Value at beginning of year	1.150	1.150	1.142	1.142
Unit Value at end of year	1.141	1.141	1.127	1.127
Number of units outstanding at end of year	53,295	—	812,897	—

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Putnam Diversified Income Portfolio (1/01)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	1.032	1.032	1.020	1.020
Number of units outstanding at end of year	—	—	30,002	—
Smith Barney Aggressive Growth Portfolio (10/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.949	0.949	0.946	0.946
Number of units outstanding at end of year	2,646	2,000	349,246	—
Smith Barney High Income Portfolio (8/99)
Unit Value at beginning of year	0.918	0.918	0.912	0.912
Unit Value at end of year	0.877	0.877	0.866	0.866
Number of units outstanding at end of year	20,231	—	49,735	—
Smith Barney International All Cap Growth Portfolio (12/99)
Unit Value at beginning of year	1.186	1.186	1.177	1.177
Unit Value at end of year	0.810	0.810	0.800	0.800
Number of units outstanding at end of year	3,291	—	275,427	—
Smith Barney Large Capitalization Growth Portfolio (10/99)
Unit Value at beginning of year	1.045	1.045	1.037	1.037
Unit Value at end of year	0.907	0.907	0.896	0.896
Number of units outstanding at end of year	—	—	213,815	—
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/99)
Unit Value at beginning of year	1.310	1.310	1.301	1.301
Unit Value at end of year	1.247	1.247	1.233	1.233
Number of units outstanding at end of year	4,950	—	186,474	—
Equity Income Portfolio (7/99)
Unit Value at beginning of year	1.105	1.105	1.096	1.096
Unit Value at end of year	1.024	1.024	1.011	1.011
Number of units outstanding at end of year	109,815	—	838,058	—
Federated Stock Portfolio (11/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	1.002	1.002	0.990	0.990
Number of units outstanding at end of year	—	—	20,459	—
Large Cap Portfolio (7/99)
Unit Value at beginning of year	1.038	1.038	1.030	1.030
Unit Value at end of year	0.851	0.851	0.841	0.841
Number of units outstanding at end of year	96,848	—	1,375,102	—
Lazard International Stock Portfolio (8/99)
Unit Value at beginning of year	1.049	1.049	1.041	1.041
Unit Value at end of year	0.768	0.768	0.759	0.759
Number of units outstanding at end of year	4,591	—	25,696	—

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

MFS Emerging Growth Portfolio (5/01)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	0.814	0.814	0.812	0.812
Number of units outstanding at end of year	—	2,000	—	—
MFS Mid Cap Growth Portfolio (5/01)
Unit Value at beginning of year	1.739	1.739	1.726	1.726
Unit Value at end of year	1.317	1.317	1.301	1.301
Number of units outstanding at end of year	33,694	—	587,839	—
MFS Research Portfolio (6/00)
Unit Value at beginning of year	1.136	1.136	1.127	1.127
Unit Value at end of year	0.874	0.874	0.863	0.863
Number of units outstanding at end of year	—	—	7,875	—
Social Awareness Stock Portfolio (7/99)
Unit Value at beginning of year	1.100	1.100	1.092	1.092
Unit Value at end of year	0.921	0.921	0.909	0.909
Number of units outstanding at end of year	14,167	—	159,905	—
Travelers Quality Bond Portfolio (8/99)
Unit Value at beginning of year	1.063	1.063	1.055	1.055
Unit Value at end of year	1.130	1.130	1.116	1.116
Number of units outstanding at end of year	19,941	—	276,488	—
.25% Floor Charge
Unit Value at beginning of year	1.058	—	—
Unit Value at end of year	1.122	—	—	—
Number of units outstanding at end of year	—	—	—	—
.43% Floor Charge
Unit Value at beginning of year	1.055	—	—	—
Unit Value at end of year	1.117	—	—	—
Number of units outstanding at end of year	—	—	—	—
.33% Floor Charge
Unit Value at beginning of year	—	—	1.049	—
Unit Value at end of year	—	—	1.106	—
Number of units outstanding at end of year	—	—	—	—
.53% Floor Charge
Unit Value at beginning of year	—	—	1.045	—
Unit Value at end of year	—	—	1.100	—
Number of units outstanding at end of year	—	—	—	—
U.S. Government Securities Portfolio (8/99)
Unit Value at beginning of year	1.099	1.099	1.091	1.091
Unit Value at end of year	1.154	1.154	1.140	1.140
Number of units outstanding at end of year	20,423	—	494,329	—
.25% Floor Charge
Unit Value at beginning of year	1.094	—	—	—
Unit Value at end of year	1.146	—	—	—
Number of units outstanding at end of year	—	—	—	—

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

.43% Floor Charge
Unit Value at beginning of year	$1.091	—	—	—
Unit Value at end of year	1.140	—	—	—
Number of units outstanding at end of year	—	—	—	—
.33% Floor Charge
Unit Value at beginning of year	—	—	$1.084	—
Unit Value at end of year	—	—	1.129	—
Number of units outstanding at end of year	—	—	—	—
.53% Floor Charge
Unit Value at beginning of year	—	—	1.080	—
Unit Value at end of year	—	—	1.123	—
Number of units outstanding at end of year	—	—	—	—
Utilities Portfolio (8/99)
Unit Value at beginning of year	1.183	$1.183	1.174	$1.174
Unit Value at end of year	0.903	0.903	0.893	0.893
Number of units outstanding at end of year	—	—	392,587	—
Van Kampen Life Investment Trust
Emerging Growth Portfolio (5/01)	—	—	—	—
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.817	0.817	0.815	0.815
Number of units outstanding at end of year	—	4,000	—	—
Enterprise Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.911	0.911	0.909	0.909
Number of units outstanding at end of year	—	2,000	—	—
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.949	0.949	0.946	0.946
Number of units outstanding at end of year	—	2,000	15,142	—
Variable Insurance Products Fund II
Assets Manager Portfolio—Service Class 2 (5/00)
Unit Value at beginning of year	0.949	0.949	0.947	0.947
Unit Value at end of year	0.900	0.900	0.894	0.894
Number of units outstanding at end of year	—	—	294,346	—
Contrafund Portfolio—Service Class 2 (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.950	0.950	0.947	0.947
Number of units outstanding at end of year	—	3,000	21,595	—

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio (11/01)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	0.846	0.846	0.844	0.844
Number of units outstanding at end of year	2,853	1,000	—	—
Mid Cap Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	1.032	1.032	1.029	1.029
Number of units outstanding at end of year	—	2,000	32,298	—

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account Five and the consolidated financial statements for The Travelers Insurance Company and subsidiaries are contained in the SAI. Those funding options not listed above were not available as of December 31, 2001.

†	No longer available to new contract owners.

††	Fund is closed.

(1)	Fund’s name has changed to AIM V.I. Premier Equity Fund.

(2)	In 2001, as a result of a merger, CitiStreet Diversified Bond Fund acquired all the assets and stated liabilities of American Odyssey Global High Yield Bond Fund and American Odyssey Intermediate Bond Fund.

(3)	In 2001, as a result of a merger, Investors Fund acquired all the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio.

Appendix B
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (1999)(1)

AIR = Assumed Investment Rate
FC = Floor Benefit Charge
Standard = Standard Death Benefit
Optional = Optional Death Benefit

	Period from March 22* to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83%FC	1.40%FC

High Yield Bond Trust (5/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	0.980	0.980	0.977	0.977	—	—	—	—
Number of units outstanding at end of year	92,789	—	879,832	—	—	—	—	—
Managed Assets Trust (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.102	1.102	1.098	1.098	—	—	—	—
Number of units outstanding at end of year	232,345	—	5,360,035	—	—	—	—	—
Money Market Portfolio (4/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.032	1.032	1.028	1.028	—	—	—	—
Number of units outstanding at end of year	239,890	—	5,359,933	—	—	—	—	—
American Odyssey Funds, Inc.
Core Equity Fund (3/99)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.995	0.995	0.992	0.992	—	—	—	—
Number of units outstanding at end of year	228,230	—	5,697,520	—	—	—	—	—
Emerging Opportunities Fund (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.465	1.465	1.460	1.460	—	—	—	—
Number of units outstanding at end of year	113,574	—	2,542,636	—	—	—	—	—
Global High-Yield Bond Fund (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.070	1.070	1.066	1.066	—	—	—	—
Number of units outstanding at end of year	48,457	—	1,363,227	—	—	—	—	—
Intermediate-Term Bond Fund (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.005	1.005	1.002	1.002	—	—	—	—
Number of units outstanding at end of year	187,387	—	2,889,162	—	—	—	—	—
International Equity Fund (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.272	1.272	1.267	1.267	—	—	—	—
Number of units outstanding at end of year	90,221	—	3,413,512	—	—	—	—	—

Appendix B
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (1999)(1) (Continued)

	Period from March 22 to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83%FC	1.40%FC

Long-Term Bond Fund (3/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	0.979	0.979	0.976	0.976	—	—	—	—
Number of units outstanding at end of year	139,623	—	3,629,750	—	—	—	—	—
Delaware Group Premium Fund
REIT Series (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.937	0.937	0.935	0.935	—	—	—	—
Number of units outstanding at end of year	—	—	22,639	—	—	—	—	—
Small Cap Value Series (4/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.991	0.991	0.988	0.988	—	—	—	—
Number of units outstanding at end of year	—	—	184,589	—	—	—	—	—
Dreyfus Variable Investment Fund
Capital Appreciation Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.081	1.081	1.077	1.077	—	—	—	—
Number of units outstanding at end of year	244,529	—	2,447,252	—	—	—	—	—
Small Cap Portfolio (4/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.240	1.240	1.236	1.236	—	—	—	—
Number of units outstanding at end of year	45,091	—	1,060,068	—	—	—	—	—
Greenwich Street Series Fund
Equity Index Portfolio II (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	1.133	1.133	1.129	1.129	1.127	1.123	1.122	1.117
Number of units outstanding at end of year	207,054	—	5,953,238	—	—	—	—	—
The Montgomery Funds III
Montgomery Variable Series; Growth Fund (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.208	1.208	1.204	1.204	—	—	—	—
Number of units outstanding at end of year	16,056	—	573,739	—	—	—	—	—
OCC Accumulation Trust
Equity Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.930	0.930	0.927	0.927	—	—	—	—
Number of units outstanding at end of year	—	—	150,291	—	—	—	—	—

Appendix B
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (1999)(1) (Continued)

	Period from March 22 to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83%FC	1.40%FC

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (3/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.222	1.222	1.218	1.218	—	—	—	—
Number of units outstanding at end of year	13,279	—	1,398,956	—	—	—	—	—
Investors Fund (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.088	1.088	1.084	1.084	—	—	—	—
Number of units outstanding at end of year	5,119	—	665,635	—	—	—	—	—
Total Return Fund (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.002	1.002	0.998	0.998	—	—	—	—
Number of units outstanding at end of year	—	—	163,763	—	—	—	—	—
Strong Variable Insurance Funds, Inc.
Strong Schafer Value Fund II (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.877	0.877	0.875	0.875	—	—	—	—
Number of units outstanding at end of year	6,351	—	114,839	—	—	—	—	—
Travelers Series Fund Inc.
Alliance Growth Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.303	1.303	1.298	1.298	—	—	—	—
Number of units outstanding at end of year	274,568	—	4,867,877	—	—	—	—	—
MFS Total Return Portfolio (4/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.994	0.994	0.991	0.991	—	—	—	—
Number of units outstanding at end of year	56,338	—	822,665	—	—	—	—	—
Putnam Diversified Income Portfolio (6/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.010	1.010	1.007	1.007	—	—	—	—
Number of units outstanding at end of year	—	—	188,752	—	—	—	—	—
Smith Barney High Income Portfolio (5/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.007	1.007	1.004	1.004	—	—	—	—
Number of units outstanding at end of year	—	—	174,517	—	—	—	—	—

Appendix B
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (1999)(1) (Continued)

	Period from March 22 to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83%FC	1.40%FC

Smith Barney International Equity Portfolio (3/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.569	1.569	1.563	1.563	—	—	—	—
Number of units outstanding at end of year	33,821	—	942,437	—	—	—	—	—
Smith Barney Large Capitalization Growth Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.132	1.132	1.132	1.128	—	—	—	—
Number of units outstanding at end of year	100,647	—	2,808,440	—	—	—	—	—
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (6/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.132	1.132	1.129	1.129	—	—	—	—
Number of units outstanding at end of year	—	—	131,236	—	—	—	—	—
Equity Income Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.021	1.021	1.017	1.017	—	—	—	—
Number of units outstanding at end of year	216,322	—	2,462,986	—	—	—	—	—
Federated Stock Portfolio (4/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.965	0.965	0.962	0.962	—	—	—	—
Number of units outstanding at end of year	—	—	342,000	—	—	—	—	—
Large Cap Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.224	1.224	1.219	1.219	—	—	—	—
Number of units outstanding at end of year	247,021	—	2,827,437	—	—	—	—	—
Lazard International Stock Portfolio (4/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.194	1.194	1.190	1.190	—	—	—	—
Number of units outstanding at end of year	13,922	—	118,109	—	—	—	—	—
MFS Mid Cap Growth Portfolio (5/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.603	1.603	1.598	1.598	—	—	—	—
Number of units outstanding at end of year	22,378	—	519,757	—	—	—	—	—

Appendix B
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (1999(1)) (Continued)

	Period from March 22 to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83%FC	1.40%FC

MFS Research Portfolio (3/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.213	1.213	1.209	1.209	—	—	—	—
Number of units outstanding at end of year	—	—	169,528	—	—	—	—	—
Social Awareness Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.115	1.115	1.111	1.111	—	—	—	—
Number of units outstanding at end of year	204,232	—	1,692,027	—	—	—	—	—
Travelers Quality Bond Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	1.002	1.002	0.998	0.998	1.000	0.999	0.996	0.994
Number of units outstanding at end of year	30,445	—	1,489,904	—	—	—	—	—
U.S. Government Securities Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.968	0.968	0.965	0.965	0.966	0.965	0.962	0.961
Number of units outstanding at end of year	81,239	—	1,134,380	—	—	—	—	—
Utilities Portfolio (5/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.959	0.959	0.956	0.956	—	—	—	—
Number of units outstanding at end of year	52,624	—	426,556	—	—	—	—	—
Warburg Pincus Trust
Emerging Markets Portfolio (5/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.506	1.506	1.502	1.502	—	—	—	—
Number of units outstanding at end of year	54,662	—	563,587	—	—	—	—	—

(1)	For this time period, “Number of units outstanding at end of year” may include annuity units.

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2000)(2)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

Capital Appreciation Fund (5/00)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	0.745	0.745	0.743	0.743	—	—	—	—
Number of units outstanding at end of year	1,006,482	—	18,629,244	—	—	—	—	—
High Yield Bond Trust (5/99)
Unit Value at beginning of year	0.980	0.980	0.977	0.977	—	—	—	—
Unit Value at end of year	0.982	0.982	0.974	0.974	—	—	—	—
Number of units outstanding at end of year	101,749	—	2,504,886	23,249	—	—	—	—
Managed Assets Trust (3/99)
Unit Value at beginning of year	1.102	1.102	1.098	1.098	—	—	—	—
Unit Value at end of year	1.076	1.076	1.067	1.067	—	—	—	—
Number of units outstanding at end of year	913,007	—	17,098,984	—	—	—	—	—
Money Market Portfolio (4/99)
Unit Value at beginning of year	1.032	1.032	1.028	1.028	—	—	—	—
Unit Value at end of year	1.087	1.087	1.078	1.078	—	—	—	—
Number of units outstanding at end of year	700,403	—	12,443,637	—	—	—	—	—
American Odyssey Funds, Inc.
Core Equity Fund (3/99)
Unit Value at beginning of year	0.995	0.995	0.992	0.992	—	—	—	—
Unit Value at end of year	0.840	0.840	0.833	0.833	—	—	—	—
Number of units outstanding at end of year	959,029	—	22,805,101	18,600	—	—	—	—
Emerging Opportunities Fund (3/99)
Unit Value at beginning of year	1.465	1.465	1.460	1.460	—	—	—	—
Unit Value at end of year	1.600	1.600	1.587	1.587	—	—	—	—
Number of units outstanding at end of year	462,418	—	9,235,726	7,256	—	—	—	—
Global High-Yield Bond Fund (3/99)
Unit Value at beginning of year	1.070	1.070	1.066	1.066	—	—	—	—
Unit Value at end of year	1.021	1.021	1.012	1.012	—	—	—	—
Number of units outstanding at end of year	160,574	1,616	4,237,855	—	—	—	—	—
Intermediate-Term Bond Fund (3/99)
Unit Value at beginning of year	1.005	1.005	1.002	1.002	—	—	—	—
Unit Value at end of year	1.063	1.063	1.054	1.054	—	—	—	—
Number of units outstanding at end of year	399,235	—	9,735,911	22,453	—	—	—	—
International Equity Fund (3/99)*
Unit Value at beginning of year	1.272	1.272	1.267	1.267	—	—	—	—
Unit Value at end of year	1.160	1.160	1.151	1.151	—	—	—	—
Number of units outstanding at end of year	474,746	—	12,244,917	9,004	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2000)(2) (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

Long-Term Bond Fund (3/99)*
Unit Value at beginning of year	$0.979	$0.979	$0.976	$0.976	—	—	—	—
Unit Value at end of year	1.092	1.092	1.083	1.083	—	—	—	—
Number of units outstanding at end of year	601,543	—	13,300,852	22,686	—	—	—	—
Delaware Group Premium Fund, Inc.
REIT Series (7/99)
Unit Value at beginning of year	0.937	0.937	0.935	0.935	—	—	—	—
Unit Value at end of year	1.221	1.221	1.213	1.213	—	—	—	—
Number of units outstanding at end of year	102,023	—	284,819	—	—	—	—	—
Small Cap Value Series (4/99)
Unit Value at beginning of year	0.991	0.991	0.988	0.988	—	—	—	—
Unit Value at end of year	1.162	1.162	1.153	1.153	—	—	—	—
Number of units outstanding at end of year	5,110	—	319,706	—	—	—	—	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (3/99)(1)
Unit Value at beginning of year	1.081	1.081	1.077	1.077	—	—	—	—
Unit Value at end of year	1.065	1.065	1.057	1.057	—	—	—	—
Number of units outstanding at end of year	311,873	—	4,996,243	—	—	—	—	—
Small Cap Portfolio (4/99)
Unit Value at beginning of year	1.240	1.240	1.236	1.236	—	—	—	—
Unit Value at end of year	1.394	1.394	1.383	1.383	—	—	—	—
Number of units outstanding at end of year	305,761	—	5,489,701	—	—	—	—	—
Greenwich Street Series Fund
Equity Index Portfolio II (3/99)
Unit Value at beginning of year	1.133	1.133	1.129	1.129	$1.127	$1.123	$1.122	$1.117
Unit Value at end of year	1.019	1.019	1.011	1.011	1.008	0.999	0.996	0.986
Number of units outstanding at end of year	842,129	—	15,906,549	65,654	22,462	—	—	—
Janus Aspen Series
Worldwide Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.801	0.801	0.799	0.799	—	—	—	—
Number of units outstanding at end of year	424,750	—	8,681,668	—	—	—	—	—
The Montgomery Funds III
Montgomery Variable Series; Growth Fund (3/99)
Unit Value at beginning of year	1.208	1.208	1.204	1.204	—	—	—	—
Unit Value at end of year	1.090	1.090	1.082	1.082	—	—	—	—
Number of units outstanding at end of year	40,161	—	755,544	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2000(2)) (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

OCC Accumulation Trust
Equity Portfolio (6/99)
Unit Value at beginning of year	$0.930	$0.930	$0.927	$0.927	—	—	—	—
Unit Value at end of year	1.014	1.014	1.007	1.007	—	—	—	—
Number of units outstanding at end of year	—	—	210,914	—	—	—	—	—
Salomon Brothers Variable Series Funds, Inc.
Capital Fund (3/99)
Unit Value at beginning of year	1.222	1.222	1.218	1.218	—	—	—	—
Unit Value at end of year	1.433	1.433	1.422	1.422	—	—	—	—
Number of units outstanding at end of year	70,934	—	3,944,667	37,311	—	—	—	—
Investors Fund (3/99)
Unit Value at beginning of year	1.088	1.088	1.084	1.084	—	—	—	—
Unit Value at end of year	1.244	1.244	1.234	1.234	—	—	—	—
Number of units outstanding at end of year	20,655	—	1,626,667	—	—	—	—	—
Total Return Fund (3/99)
Unit Value at beginning of year	1.002	1.002	0.998	0.998	—	—	—	—
Unit Value at end of year	1.072	1.072	1.064	1.064	—	—	—	—
Number of units outstanding at end of year	5,470	—	216,675	—	—	—	—	—
Strong Variable Insurance Funds, Inc.
Strong Schafer Value Fund II (7/99)
Unit Value at beginning of year	0.877	0.877	0.875	0.875	—	—	—	—
Unit Value at end of year	0.938	0.938	0.932	0.932	—	—	—	—
Number of units outstanding at end of year	6,351	—	255,460	—	—	—	—	—
Travelers Series Fund, Inc.
Alliance Growth Portfolio (3/99)
Unit Value at beginning of year	1.303	1.303	1.298	1.298	—	—	—	—
Unit Value at end of year	1.057	1.057	1.048	1.048	—	—	—	—
Number of units outstanding at end of year	787,876	—	14,295,924	36,239	—	—	—	—
MFS Total Return Portfolio (4/99)
Unit Value at beginning of year	0.994	0.994	0.991	0.991	—	—	—	—
Unit Value at end of year	1.150	1.150	1.142	1.142	—	—	—	—
Number of units outstanding at end of year	177,102	—	3,061,099	—	—	—	—	—
Putnam Diversified Income Portfolio (6/99)
Unit Value at beginning of year	1.010	1.010	1.007	1.007	—	—	—	—
Unit Value at end of year	0.998	0.998	0.991	0.991	—	—	—	—
Number of units outstanding at end of year	—	—	316,519	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2000)(2) (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

Smith Barney High Income Portfolio (5/99)
Unit Value at beginning of year	$1.007	$1.007	$1.004	$1.004	—	—	—	—
Unit Value at end of year	0.918	0.918	0.912	0.912	—	—	—	—
Number of units outstanding at end of year	12,407	—	283,760	—	—	—	—	—
Smith Barney International Equity Portfolio (3/99)
Unit Value at beginning of year	1.569	1.569	1.563	1.563	—	—	—	—
Unit Value at end of year	1.186	1.186	1.177	1.177	—	—	—	—
Number of units outstanding at end of year	76,324	—	3,218,634	—	—	—	—	—
Smith Barney Large Capitalization Growth Portfolio (3/99)
Unit Value at beginning of year	1.132	1.132	1.128	1.128	—	—	—	—
Unit Value at end of year	1.045	1.045	1.037	1.037	—	—	—	—
Number of units outstanding at end of year	265,016	—	6,508,869	14,436	—	—	—	—
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (6/99)
Unit Value at beginning of year	1.132	1.132	1.129	1.129	—	—	—	—
Unit Value at end of year	1.310	1.310	1.301	1.301	—	—	—	—
Number of units outstanding at end of year	87,378	—	1,801,861	—	—	—	—	—
Equity Income Portfolio (3/99)
Unit Value at beginning of year	1.021	1.021	1.017	1.017	—	—	—	—
Unit Value at end of year	1.105	1.105	1.096	1.096	—	—	—	—
Number of units outstanding at end of year	212,588	—	4,760,672	—	—	—	—	—
Federated Stock Portfolio (4/99)
Unit Value at beginning of year	0.965	0.965	0.962	0.962	—	—	—	—
Unit Value at end of year	0.993	0.993	0.986	0.986	—	—	—	—
Number of units outstanding at end of year	4,126	—	500,956	—	—	—	—	—
Large Cap Portfolio (3/99)
Unit Value at beginning of year	1.224	1.224	1.219	1.219	—	—	—	—
Unit Value at end of year	1.038	1.038	1.030	1.030	—	—	—	—
Number of units outstanding at end of year	334,348	—	8,737,631	—	—	—	—	—
Lazard International Stock Portfolio (4/99)
Unit Value at beginning of year	1.194	1.194	1.190	1.190	—	—	—	—
Unit Value at end of year	1.049	1.049	1.041	1.041	—	—	—	—
Number of units outstanding at end of year	43,159	—	325,277	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2000)(2) (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

MFS Mid Cap Growth Portfolio (5/99)
Unit Value at beginning of year	$1.603	$1.603	$1.598	$1.598	—	—	—	—
Unit Value at end of year	1.739	1.739	1.726	1.726	—	—	—	—
Number of units outstanding at end of year	201,277	—	4,877,373	14,037	—	—	—	—
MFS Research Portfolio (3/99)						—
Unit Value at beginning of year	1.213	1.213	1.209	1.209	—	—	—	—
Unit Value at end of year	1.136	1.136	1.127	1.127	—	—	—	—
Number of units outstanding at end of year	80,150	—	1,184,412	—	—	—	—	—
Social Awareness Portfolio (3/99)
Unit Value at beginning of year	1.115	1.115	1.111	1.111	—	—	—	—
Unit Value at end of year	1.100	1.100	1.092	1.092	—	—	—	—
Number of units outstanding at end of year	338,770	—	3,740,424	—	—	—	—	—
Travelers Quality Bond Portfolio (3/99)
Unit Value at beginning of year	1.002	1.002	0.998	0.998	$1.000	$0.999	$0.996	$0.994
Unit Value at end of year	1.063	1.063	1.055	1.055	1.058	1.055	1.049	1.045
Number of units outstanding at end of year	89,190	—	2,776,420	22,724	—	—	—	—
U.S. Government Securities Portfolio (3/99)
Unit Value at beginning of year	0.968	0.968	0.965	0.965	0.966	0.965	0.962	0.961
Unit Value at end of year	1.099	1.099	1.091	1.091	1.094	1.091	1.084	1.080
Number of units outstanding at end of year	147,364	—	2,991,693	—	—	—	—	—
Utilities Portfolio (5/99)
Unit Value at beginning of year	0.959	0.959	0.956	0.956	—	—	—	—
Unit Value at end of year	1.183	1.183	1.174	1.174	—	—	—	—
Number of units outstanding at end of year	136,065	—	2,495,494	—	—	—	—	—
Variable Insurance Products Fund II (Fidelity)
Asset Manager Portfolio— Service Shares (6/00)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.949	0.949	0.947	0.947	—	—	—	—
Number of units outstanding at end of year	133,640	—	1,309,194	—	—	—	—	—
Warburg Pincus Trust
Emerging Markets Portfolio (5/99)
Unit Value at beginning of year	1.506	1.506	1.502	1.502
Unit Value at end of year	1.022	1.022	1.015	1.015
Number of units outstanding at end of year	71,391	—	1,387,952	—

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account Five and the financial statements for The Travelers Life and Annuity Company are contained in the SAI. Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2000.

(1)	Formerly Capital Appreciation Portfolio.

(2)	For this time period, “Number of units outstanding at end of year may include annuity units.

Appendix B
Condensed Financial Information

   THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Capital Appreciation Fund (5/00)
Unit Value at beginning of year	$0.745	$0.745	$0.743	$0.743
Unit Value at end of year	0.547	0.547	0.542	0.542
Number of units outstanding at end of year	1,046,590	—	23,468,703	—
High Yield Bond Trust (9/99)
Unit Value at beginning of year	0.982	0.982	0.974	0.974
Unit Value at end of year	1.067	1.067	1.054	1.054
Number of units outstanding at end of year	310,731	—	3,091,009	---
Managed Assets Trust (6/99)
Unit Value at beginning of year	1.076	1.076	1.067	1.067
Unit Value at end of year	1.013	1.013	1.000	1.000
Number of units outstanding at end of year	1,174,637	—	18,901,459	—
Money Market Portfolio (9/99)
Unit Value at beginning of year	1.087	1.087	1.078	1.078
Unit Value at end of year	1.119	1.119	1.105	1.105
Number of units outstanding at end of year	990,283	—	16,519,465	---
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (7/01) (1)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.888	0.888	0.886	0.886
Number of units outstanding at end of year	—	—	102,789	—
CitiStreet Funds, Inc.
CitiStreet Large Company Stock Fund (9/99)
Unit Value at beginning of year	0.840	0.840	0.833	0.833
Unit Value at end of year	0.702	0.702	0.693	0.693
Number of units outstanding at end of year	2,080,499	—	42,480,505	---
CitiStreet Small Company Stock Fund (9/99)
Unit Value at beginning of year	1.600	1.600	1.587	1.587
Unit Value at end of year	1.612	1.612	1.592	1.592
Number of units outstanding at end of year	542,731	—	10,561,096	---
CitiStreet International Stock Fund (7/99)
Unit Value at beginning of year	1.160	1.160	1.151	1.151
Unit Value at end of year	0.904	0.904	0.893	0.893
Number of units outstanding at end of year	1,238,124	—	24,386,543	---
CitiStreet Diversified Bond Fund (9/99) (2)
Unit Value at beginning of year	1.092	1.092	1.083	1.083
Unit Value at end of year	1.157	1.157	1.143	1.143
Number of units outstanding at end of year	2,079,537	—	41,752,556	---
Credit Suisse Trust
Emerging Markets Portfolio (10/99)
Unit Value at beginning of year	1.022	1.022	1.015	1.015
Unit Value at end of year	0.916	0.916	0.906	0.906
Number of units outstanding at end of year	54,765	—	1,261,395	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001) (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Delaware Group Premium Fund, Inc.
REIT Series (9/00)
Unit Value at beginning of year	$1.221	$1.221	$1.213	$1.213
Unit Value at end of year	1.318	1.318	1.303	1.303
Number of units outstanding at end of year	128,487	---	568,575	---
Small Cap Value Series (10/99)
Unit Value at beginning of year	1.162	1.162	1.153	1.153
Unit Value at end of year	1.289	1.289	1.274	1.274
Number of units outstanding at end of year	13,467	—	1,023,318	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (7/99)
Unit Value at beginning of year	1.065	1.065	1.057	1.057
Unit Value at end of year	0.958	0.958	0.946	0.946
Number of units outstanding at end of year	392,717	—	5,446,028	—
Small Cap Portfolio (10/99)
Unit Value at beginning of year	1.394	1.394	1.383	1.383
Unit Value at end of year	1.298	1.298	1.282	1.282
Number of units outstanding at end of year	388,047	—	7,164,578	—
Greenwich Street Series Fund
Appreciation Portfolio (8/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.943	0.943	0.941	0.941
Number of units outstanding at end of year	14,712	—	159,167	—
Equity Index Portfolio II (7/99)
Unit Value at beginning of year	1.019	1.019	1.011	1.011
Unit Value at end of year	0.886	0.886	0.875	0.875
Number of units outstanding at end of year	1,055,806	—	18,816,200	---
.62% Floor Charge
Unit Value at beginning of year	1.008	—	—	—
Unit Value at end of year	0.871	—	—	—
Number of units outstanding at end of year	---	—	—	—
1.10% Floor Charge
Unit Value at beginning of year	0.999	—	—	—
Unit Value at end of year	0.859	—	—	—
Number of units outstanding at end of year	—	—	—	—
.83% Floor Charge
Unit Value at beginning of year	—	—	0.996	—
Unit Value at end of year	—	—	0.855	—
Number of units outstanding at end of year	—	—	—	—
1.40% Floor Charge
Unit Value at beginning of year	—	—	0.986	—
Unit Value at end of year	—	—	0.841	—
Number of units outstanding at end of year	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001) (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Fundamental Value Portfolio (5/01)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	0.924	0.924	0.921	0.921
Number of units outstanding at end of year	106,535	—	2,671,191	—
Janus Aspen Series
Aggressive Growth Portfolio (8/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.772	0.772	0.770	0.770
Number of units outstanding at end of year	—	—	76,227	—
Balanced Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.962	0.962	0.960	0.960
Number of units outstanding at end of year	—	—	288,529	—
Worldwide Growth Portfolio (5/00)
Unit Value at beginning of year	0.801	0.801	0.799	0.799
Unit Value at end of year	0.615	0.615	0.610	0.610
Number of units outstanding at end of year	441,531	—	10,487,343	—
PIMCO Variable Insurance Trust
Total Return Bond Portfolio (6/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	1.057	1.057	1.054	1.054
Number of units outstanding at end of year	42,621	—	218,805	—
Putnam Variable Trust
Putnam VT International Growth Fund (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.861	0.861	0.858	0.858
Number of units outstanding at end of year	36,530	—	98,472	—
Putnam VT Small Cap Value Fund (6/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	1.093	1.093	1.090	1.090
Number of units outstanding at end of year	1,734	—	389,214	—
Putnam VT Voyager II Fund (12/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.808	0.808	0.806	0.806
Number of units outstanding at end of year	—	—	417	—
The Montgomery Funds III
Montgomery Variable Series; Growth Fund (10/99)†
Unit Value at beginning of year	1.090	1.090	1.082	1.082
Unit Value at end of year	0.857	0.857	0.846	0.846
Number of units outstanding at end of year	39,052	—	618,303	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001) (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

OCC Accumulation Trust
Equity Portfolio (1/00)†
Unit Value at beginning of year	$1.014	$1.014	$1.007	$1.007
Unit Value at end of year	0.935	0.935	0.924	0.924
Number of units outstanding at end of year	—	—	366,281	—
Salomon Brothers Variable Series Funds, Inc.
Capital Fund (4/00)
Unit Value at beginning of year	1.433	1.433	1.422	1.422
Unit Value at end of year	1.449	1.449	1.431	1.431
Number of units outstanding at end of year	172,311	—	6,509,734	—
Investors Fund (10/99) (3)
Unit Value at beginning of year	1.244	1.244	1.234	1.234
Unit Value at end of year	1.183	1.183	1.168	1.168
Number of units outstanding at end of year	102,276	—	3,125,888	—
Small Cap Growth Fund (6/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.974	0.974	0.971	0.971
Number of units outstanding at end of year	997	—	121,505	—
Total Return Fund (9/00)
Unit Value at beginning of year	1.072	1.072	1.064	1.064
Unit Value at end of year	1.055	1.055	1.042	1.042
Number of units outstanding at end of year	7,423	—	328,271	—
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.897	0.897	0.895	0.895
Number of units outstanding at end of year	20,096	—	66,387	—
Smith Barney Premier Selections All Cap Growth Portfolio (6/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.898	0.898	0.895	0.895
Number of units outstanding at end of year	—	—	5,930	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001) (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (3/00)
Unit Value at beginning of year	$0.938	$0.938	$0.932	$0.932
Unit Value at end of year	0.969	0.969	0.958	0.958
Number of units outstanding at end of year	6,351	—	487,142	—
Travelers Series Fund, Inc.
Alliance Growth Portfolio (7/99)
Unit Value at beginning of year	1.057	1.057	1.048	1.048
Unit Value at end of year	0.908	0.908	0.897	0.897
Number of units outstanding at end of year	1,010,436	—	15,443,471	33,549
MFS Total Return Portfolio (7/99)
Unit Value at beginning of year	1.150	1.150	1.142	1.142
Unit Value at end of year	1.141	1.141	1.127	1.127
Number of units outstanding at end of year	458,197	—	6,827,545	—
Putnam Diversified Income Portfolio
Unit Value at beginning of year	0.998	0.998	0.991	0.991
Unit Value at end of year	1.032	1.032	1.020	1.020
Number of units outstanding at end of year	17,469	—	471,935	—
Smith Barney Aggressive Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.949	0.949	0.946	0.946
Number of units outstanding at end of year	148,073	—	3,242,797	—
Smith Barney High Income Portfolio (8/99)
Unit Value at beginning of year	0.918	0.918	0.912	0.912
Unit Value at end of year	0.877	0.877	0.866	0.866
Number of units outstanding at end of year	26,499	—	326,039	—
Smith Barney International All Cap Growth Portfolio (12/99)
Unit Value at beginning of year	1.186	1.186	1.177	1.177
Unit Value at end of year	0.810	0.810	0.800	0.800
Number of units outstanding at end of year	202,204	—	3,135,295	—
Smith Barney Large Capitalization Growth Portfolio (10/99)
Unit Value at beginning of year	1.045	1.045	1.037	1.037
Unit Value at end of year	0.907	0.907	0.896	0.896
Number of units outstanding at end of year	323,325	—	6,815,572	---
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/99)
Unit Value at beginning of year	1.310	1.310	1.301	1.301
Unit Value at end of year	1.247	1.247	1.233	1.233
Number of units outstanding at end of year	156,409	—	3,115,340	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001) (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Equity Income Portfolio (7/99)
Unit Value at beginning of year	$1.105	$1.105	$1.096	$1.096
Unit Value at end of year	1.024	1.024	1.011	1.011
Number of units outstanding at end of year	342,935	—	6,878,161	—
Federated Stock Portfolio (4/99)
Unit Value at beginning of year	0.993	0.993	0.986	0.986
Unit Value at end of year	1.002	1.002	0.990	0.990
Number of units outstanding at end of year	24,072	—	750,119	—
Large Cap Portfolio (7/99)
Unit Value at beginning of year	1.038	1.038	1.030	1.030
Unit Value at end of year	0.851	0.851	0.841	0.841
Number of units outstanding at end of year	409,069	—	9,336,726	—
Lazard International Stock Portfolio (8/99)
Unit Value at beginning of year	1.049	1.049	1.041	1.041
Unit Value at end of year	0.768	0.768	0.759	0.759
Number of units outstanding at end of year	43,073	—	357,698	—
MFS Emerging Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.814	0.814	0.812	0.812
Number of units outstanding at end of year	—	—	10,322	—
MFS Mid Cap Growth Portfolio (10/99)
Unit Value at beginning of year	1.739	1.739	1.726	1.726
Unit Value at end of year	1.317	1.317	1.301	1.301
Number of units outstanding at end of year	238,188	—	5,526,623	---
MFS Research Portfolio (6/00)
Unit Value at beginning of year	1.136	1.136	1.127	1.127
Unit Value at end of year	0.874	0.874	0.863	0.863
Number of units outstanding at end of year	17,029	—	1,244,517	—
Social Awareness Stock Portfolio (7/99)
Unit Value at beginning of year	1.100	1.100	1.092	1.092
Unit Value at end of year	0.921	0.921	0.909	0.909
Number of units outstanding at end of year	252,885	—	4,662,446	—
Travelers Quality Bond Portfolio (8/99)
Unit Value at beginning of year	1.063	1.063	1.055	1.055
Unit Value at end of year	1.130	1.130	1.116	1.116
Number of units outstanding at end of year	229,303	—	4,993,526	---
.25% Floor Charge
Unit Value at beginning of year	1.058	—	—	—
Unit Value at end of year	1.122	—	—	—
Number of units outstanding at end of year	—	—	—	—
.43% Floor Charge
Unit Value at beginning of year	1.055	—	—	—
Unit Value at end of year	1.117	—	—	—
Number of units outstanding at end of year	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001) (Continued)

	Year Ended December 31, 2001
	Standard		Optional

	3%	5%	3%	5%

.33% Floor Charge
Unit Value at beginning of year	—	—	$1.049	—
Unit Value at end of year	—	—	1.106	—
Number of units outstanding at end of year	—	—	—	—
.53% Floor Charge
Unit Value at beginning of year	—	—	1.045	—
Unit Value at end of year	—	—	1.100	—
Number of units outstanding at end of year	—	—	—	—
U.S. Government Securities Portfolio (8/99)
Unit Value at beginning of year	$1.099	$1.099	1.091	$1.091
Unit Value at end of year	1.154	1.154	1.140	1.140
Number of units outstanding at end of year	328,007	—	5,799,178	—
.25% Floor Charge
Unit Value at beginning of year	1.094	—	—	—
Unit Value at end of year	1.146	—	—	—
Number of units outstanding at end of year	—	—	—	—
.43% Floor Charge
Unit Value at beginning of year	1.091	—	—	—
Unit Value at end of year	1.140	—	—	—
Number of units outstanding at end of year	—	—	—	—
.33% Floor Charge
Unit Value at beginning of year	—	—	1.084	—
Unit Value at end of year	—	—	1.129	—
Number of units outstanding at end of year	—	—	—	—
.53% Floor Charge
Unit Value at beginning of year	—	—	1.080	—
Unit Value at end of year	—	—	1.123	—
Number of units outstanding at end of year	—	—	—	—
Utilities Portfolio (8/99)
Unit Value at beginning of year	1.183	1.183	1.174	1.174
Unit Value at end of year	0.903	0.903	0.893	0.893
Number of units outstanding at end of year	175,971	—	3,330,826	—
Van Kampen Life Investment Trust
Enterprise Portfolio (10/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.911	0.911	0.909	0.909
Number of units outstanding at end of year	—	—	4,883	—
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.949	0.949	0.946	0.946
Number of units outstanding at end of year	—	—	25,573	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001) (Continued)

	Year Ended December 31, 2001
	Standard		Optional

	3%	5%	3%	5%

Variable Insurance Products Fund II
Assets Manager Portfolio — Service Class 2 (5/00)
Unit Value at beginning of year	$0.949	$0.949	$0.947	$0.947
Unit Value at end of year	0.900	0.900	0.894	0.894
Number of units outstanding at end of year	178,530	—	1,913,594	—
Contrafund Portfolio — Service Class 2 (9/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.950	0.950	0.947	0.947
Number of units outstanding at end of year	—	—	73,969	—
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.846	0.846	0.844	0.844
Number of units outstanding at end of year	—	—	—	—
Mid Cap Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	1.032	1.032	1.029	1.029
Number of units outstanding at end of year	—	—	115,071	—

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account Six and the financial statements for The Travelers Life and Annuity Company are contained in the SAI. Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2001.

(1)	Fund’s name has changed to AIM V.I. Premier Equity Fund.

(2)	In 2001, as a result of a merger, CitiStreet Diversified Bond Fund acquired all the assets and stated liabilities of American Odyssey Global High Yield Bond Fund and American Odyssey Intermediate Bond Fund.

(3)	In 2001, as a result of a merger, Investors Fund acquired all the assets and stated liabilities of the The Travelers Series Trust Strategic Stock Portfolio.

APPENDIX C

WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
Not available under Section 457 Plans
Not available if owner is age 71 or older on the contract date.
Please refer to your Contract for state variations of this waiver.

If, after the first contract year and before the maturity date, the annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

(a)	is Medicare approved as a provider of skilled nursing care services; and

(b)	is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

OR

Meets all of the following standards:

(a)	is licensed as a nursing care facility by the state in which it is licensed;

(b)	is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

(c)	provides nursing care to individuals who are not able to care for themselves and who require nursing care;

(d)	provides, as a primary function, nursing care and room and board; and charges for these services;

(e)	provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

(f)	may provide care by a licensed physical, respiratory, occupational or speech therapist; and

(g)	is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the contract value on the next valuation date following written proof of claim, less any purchase payments made within a one-year period before confinement in an eligible nursing home begins, less any purchase payments made on or after the annuitant’s 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

C-1

APPENDIX D

MARKET VALUE ADJUSTMENT

If you have selected any period certain option, you may elect to surrender a payment equal to a portion of the present value of the remaining period certain payments any time after the first contract year. There is a surrender charge of 5% of the amount withdrawn under this option.

For fixed annuity payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on a new Fixed Annuity Period Certain Only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less that the minimum length of time for which we offer a new Fixed Annuity Period Certain Only annuitization, then the interest rate will be the rate of return for that minimum length of time.

The formula for calculating the Present Value is as follows:

n
Present Value = (sum) [Payments X (1/1 + iC)t/365
s = 1

Where

iC = the interest rate described above

  n = the number of payments remaining in the contract owner’s certain period at the time of request for this benefit

t = number of days remaining until that payment is made, adjusting for leap years.

If you request a percentage of the total amount available, then the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments, if applicable, will increase to the level they would have been had no liquidation taken place.

ILLUSTRATION :

Amount Annuitized	$12,589.80
Annuity Option	Life with 10 year certain period
Annuity Payments	$1,000 Annually – first payment immediately

For the purposes of illustration, assume after two years (immediately preceding the third payment), you choose to receive full liquidity, and the current rate of return which we are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:

1000 + (1000/1.04) + (1000/1.04)^2 + (1000/1.04)^3 + (1000/1.04)^4 + (1000/1.04)^5
+ (1000/1.04)^6 + (1000/1.04)^7 = $7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.

The net result to you after subtraction of the surrender penalty of $350.10 would be $6,651.96.

You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1,000 annually until your death.

D-1

APPENDIX E

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21256S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21257S.

Name:
Address:

E-1

L-21256	May 1, 2002

                          TRAVELERS RETIREMENT ACCOUNT
                                VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2002

                                       for

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to,  and should be read in  conjunction  with,  the  Variable  Annuity  Contract
Prospectus  dated May 1,  2002.  A copy of the  Prospectus  may be  obtained  by writing to The Travelers Insurance Company,  Annuity Services, One Tower Square,
Hartford,  Connecticut 06183-8036,  or by calling (800) 842-9406 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . .

                                       1

                              THE INSURANCE COMPANY

         The Travelers  Insurance  Company (the  "Company") is a stock insurance company  chartered  in 1864  in  Connecticut  and  continuously  engaged  in the insurance  business  since that time.  The Company is  licensed to conduct  life insurance business in all states of the United States, the District of Columbia,
Puerto Rico,  Guam,  the U.S. and British  Virgin  Islands and the Bahamas.  The
Company's  Home  Office is located at One Tower  Square,  Hartford,  Connecticut
06183 and its telephone number is (860) 277-0111.

         The Company is a wholly owned subsidiary of PFS Services Inc., which is an  indirect,  wholly  owned  subsidiary  of  Citigroup  Inc.  ("Citigroup"),  a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer,  Global
Corporate,  Global  Investment  Management and Private  Banking,  and Investment
Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner").  An annual statement covering the operations  of the  Company for the  preceding  year,  as well as its  financial conditions as of December 31 of such year,  must be filed with the  Commissioner in a prescribed  format on or before March 1 of each year.  The Company's  books and  assets are  subject to review or  examination  by the  Commissioner  or his agents at all times,  and a full  examination  of its operations is conducted at least once every four years.

         The Company is also subject to the insurance  laws and  regulations  of all other  states in which it is  licensed to operate.  However,  the  insurance departments of each of these states  generally  apply the laws of the home state
(jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE  ACCOUNT.  Separate Account Five meets the definition of a separate account under the federal  securities  laws, and will comply with the provisions of the 1940 Act.  Additionally,  the  operations  of Separate  Account  Five are subject to the provisions of Section 38a-433 of the Connecticut General Statutes
which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no  restrictions on the  investments of the Separate  Account,  and the
Commissioner  has  adopted no  regulations  under the  Section  that  affect the
Separate Account.

                              PRINCIPAL UNDERWRITER

         Travelers  Distribution LLC ("TDLLC")  serves as principal  underwriter for Separate Account Five and the Contracts. The offering is continuous. TDLLC's
principal  executive  offices  are  located  at  One  Tower  Square,   Hartford,
Connecticut. TDLLC is affiliated with the Company and Separate Account Five.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

         Under  the  terms  of  the  Distribution  and  Principal   Underwriting
Agreement  among  Separate  Account Five,  TDLLC and the Company,  TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the
Contracts.  The Company reimburses TDLLC for certain sales and overhead expenses connected with sales

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at
4:00 p.m. Eastern time on each business day, unless we need to close earlier due to an emergency.  A business day is any day the New York Stock Exchange is open.
It is expected  that the Exchange will be closed on Saturdays and Sundays and on the  observed  holidays  of  New  Year's  Day,  Martin  Luther  King,  Jr.  Day,
President's  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving  Day  and  Christmas  Day.  Each  security  traded  on  a  national securities  exchange is valued at the last  reported  sale price on the business day.  If there has been no sale on that day,  then the value of the  security is taken to be the mean  between the  reported bid and asked prices on the business day or on the basis of quotations  received from a reputable broker or any other recognized source.

                                       2

         Any  security  not traded on a  securities  exchange  but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean  between the quoted bid and asked  prices on the business day or on the basis of  quotations  received  from a  reputable  broker or any other recognized source.

         Securities traded on the  over-the-counter-market and listed securities with no reported  sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations  received from a reputable  broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market.  Short-term  investments  maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market"
(computing  a market  value based upon  quotations  from  dealers or issuers for securities of a similar type,  quality and maturity.)  "Marking to market" takes into account unrealized  appreciation or depreciation due to changes in interest rates or other  factors  which would  influence  the current fair values of such securities.  Short-term  investments  maturing  in sixty  days or less for which there is no reliable  quoted  market  price are valued at  amortized  cost which approximates market.

THE CONTRACT  VALUE:  The value of an  accumulation  unit on any business day is determined by  multiplying  the value on the  preceding  business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure  the  investment  performance  of a Funding  Option  from one valuation period to the next. The net investment factor for a Funding Option for any  valuation  period is equal to the sum of 1.000000  plus the net  investment rate (the gross  investment rate less any applicable  Funding Option  deductions during the  valuation  period  relating to the mortality and expense risk charge and the administrative  expense charge).  The gross investment rate of a Funding
Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment  income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the funding option at the beginning of the valuation period.

         The gross investment rate may be either positive or negative. A Funding
Option's  investment  income includes any  distribution  whose  ex-dividend date occurs during the valuation period.

ACCUMULATION  UNIT VALUE.  The value of the  accumulation  unit for each Funding
Option was initially  established at $1.00. The value of an accumulation unit on any  business  day is  determined  by  multiplying  the  value on the  preceding business day by the net investment  factor for the valuation  period just ended.
The net  investment  factor is calculated for each Funding Option and takes into account  the  investment  performance,  expenses  and the  deduction  of certain expenses.

ANNUITY UNIT VALUE.  The initial  Annuity Unit Value  applicable to each Funding
Option was established at $1.00. An annuity unit value as of any business day is equal to (a) the  value  of the  annuity  unit on the  preceding  business  day, multiplied  by (b) the  corresponding  net  investment  factor for the valuation period just ended,  divided by (c) the  assumed  net  investment  factor for the valuation  period.  (For example,  the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation  Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                             PERFORMANCE INFORMATION

         From  time  to  time,  the  Company  may  advertise  several  types  of historical  performance  for the Funding  Options of Separate  Account Five. The
Company may advertise the  "standardized  average  annual total  returns" of the
Funding  Options,  calculated  in a  manner  prescribed  by the  Securities  and
Exchange  Commission,  as  well  as  the  "nonstandardized  total  returns,"  as described below:

         STANDARDIZED  METHOD.  Quotations  of average  annual total returns are computed  according to a formula in which a hypothetical  initial  investment of
$1,000 is applied to the Funding Option,  and then related to ending  redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding  Option has been in  existence,  if less.  If a Funding
Option has been in existence for less than one year, the "since

                                       3

inception"  total return  performance  quotations are  year-to-date  and are not average  annual total  returns.  These  quotations  reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional  periods).  Each quotation  assumes a total  redemption at the end of each period with the applicable withdrawal charge deducted at that time.

         NONSTANDARDIZED   METHOD.   Nonstandardized  "total  returns"  will  be
calculated in a similar manner based on the  performance of the Funding  Options over a period of time, usually for the calendar  year-to-date,  and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable  withdrawal charge, which, if reflected, would decrease the level of  performance  shown.  The  withdrawal  charge is not reflected because the Contract is designed for long-term investment.

         For  Funding  Options  that  were in  existence  prior to the date they became available under Separate Account Five, the nonstandardized average annual total  return  quotations  will  reflect the  investment  performance  that such
Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted.  The total return quotations are based upon  historical  earnings and are not necessarily  representative  of future performance.

         Average annual total returns for each Funding Option computed according to the standardized and  nonstandardized  methods for the period ending December
31, 2001 are set forth in the following tables.

                                       4

                          TRAVELERS RETIREMENT ACCOUNT
                     STANDARDIZED PERFORMANCE AS OF 12/31/01

-----------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                               1 Year        5 Year       10 Year (or inception)
-----------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                              -             -          -17.92%        5/1/01
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                    -             -          -15.86%        5/1/01
-----------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    -18.72%          -          -5.61%        3/25/99
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                            -30.66%          -          -32.79%        5/1/00
-----------------------------------------------------------------------------------------------------------------
CitiStreet International Stock Fund                          -20.95%          -          -13.96%       3/23/99
-----------------------------------------------------------------------------------------------------------------
CitiStreet Large Company Stock Fund                          -20.95%          -          -13.96%       3/23/99
-----------------------------------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund                           -4.70%          -          16.86%        3/22/99
-----------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Emerging
Markets Portfolio                                            -15.24%          -          -5.60%        5/24/99
-----------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                              2.43%           -           9.64%        7/20/99
-----------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                               5.44%           -           7.77%        4/20/99
-----------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                           -14.92%          -          -3.76%        3/23/99
-----------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                              -11.93%          -           7.91%         4/6/99
-----------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                           -12.39%          -          -1.42%        3/25/99
-----------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                          -17.79%          -          -6.44%        3/22/99
-----------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                     -4.60%          -          -2.25%        4/21/99
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation
Portfolio - Service Class 2*                                    -             -          -19.85%        5/1/01
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2*       -             -          -10.03%        5/1/01
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2*               -             -          -2.08%         5/1/01
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio - Service Shares*       -             -          -26.87%        5/1/01
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio - Service Shares*                -             -          -8.84%         5/1/01
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares*     -27.41%          -          -27.86%        5/1/00
-----------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                               -22.45%          -          -7.77%        3/23/99
-----------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                         -30.76%          -          -11.43%       4/21/99
-----------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                                   -             -          -22.88%        5/1/01
-----------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                 -28.39%          -           8.84%        5/10/99
-----------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                       -27.25%          -          -6.90%        3/25/99
-----------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares*          -             -          -18.46%        5/1/01
-----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*               -             -           3.96%         5/1/01
-----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares*                    -             -          -23.47%        5/1/01
-----------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                        -4.37%          -          12.30%        3/22/99
-----------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                        -             -             -          3/31/99
-----------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth Fund                 -             -          -7.78%         5/1/01
-----------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio                        -             -          -10.14%        5/1/01
-----------------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Portfolio                             -             -          -10.64%        5/1/01
-----------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio                        -             -          -12.46%        5/1/01
-----------------------------------------------------------------------------------------------------------------
Smith Barney International All Cap Growth Portfolio          -35.43%          -          -9.41%        3/22/99
-----------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio                           -             -          -15.01%        5/1/01
-----------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                      -17.93%          -          -5.68%        3/29/99
-----------------------------------------------------------------------------------------------------------------
Smith Barney Premier Selections All Cap Growth Portfolio        -             -          -14.96%        5/1/01
-----------------------------------------------------------------------------------------------------------------
Smith Barney Small Cap Growth Opportunities Portfolio           -             -          -10.12%        5/1/01
-----------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)              -20.89%          -          -5.14%        3/23/99
-----------------------------------------------------------------------------------------------------------------
Strong Multi Cap Value Fund II                                -2.18%          -          -3.71%         7/6/99
-----------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                 -9.96%          -           6.71%         6/1/99
-----------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                           -27.76%          -          -6.01%         5/4/99
-----------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio Class II Shares*           -             -          -22.61%        5/1/01
-----------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio Class II Shares*                -             -          -13.69%        5/1/01
-----------------------------------------------------------------------------------------------------------------

                                       5

                          TRAVELERS RETIREMENT ACCOUNT
       STANDARDIZED PERFORMANCE AS OF 12/31/01 (CONT'D FROM PREVIOUS PAGE)

--------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:                                                1 Year        5 Year    10 Year (or inception)
--------------------------------------------------------------------------------------------------------------
CitiStreet Diversified Bond Fund                              0.53%           -        3.24%        3/23/99
--------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                                    -             -        0.40%         5/1/01
--------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                           -2.07%          -       -1.18%         6/8/99
--------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                            -9.70%          -       -7.15%        5/19/99
--------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                               3.19%           -        0.16%         5/7/99
--------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                              0.80%           -        2.32%        3/23/99
--------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio                  -             -          -          3/23/99
--------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio-Service Class 2*     -10.30%          -       -9.34%         5/1/00
--------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                    -6.18%          -        2.79%        4/16/99
--------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Total Return Fund                   -6.94%          -       -0.29%        3/23/99
--------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                               -10.95%          -       -1.82%        3/22/99
--------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                              -2.51%          -        1.98%         4/6/99
--------------------------------------------------------------------------------------------------------------

The inception  date used to calculate  standarized  performance  is based on the date that the investment option became active in the product.

                                       6

                          TRAVELERS RETIREMENT ACCOUNT
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/01

-------------------------------------------------------------------------------------------------------------------------------
                                                                   AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------------------------------------------------
                                                             YTD       1 YR       3YR       5YR             Inception
-------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                          -24.79%    -24.79%    -2.05%      3.79%        4.42%   10/10/95
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                -13.67%    -13.67%    -2.26%      8.31%       11.99%    5/5/93
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                   -14.44%    -14.44%    -3.36%      7.94%       13.58%    6/20/94
-------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                           -27.01%    -27.01%    -5.13%     11.16%        9.19%    5/16/83
-------------------------------------------------------------------------------------------------------------------------------
CitiStreet International Stock Fund                         -22.42%    -22.42%    -2.66%      1.65%        6.05%    5/1/93
-------------------------------------------------------------------------------------------------------------------------------
CitiStreet Large Company Stock Fund                         -16.79%    -16.79%   -11.70%      0.45%        6.20%    5/1/93
-------------------------------------------------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund                           0.30%      0.30%    13.76%      7.02%        8.63%    5/1/93
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Emerging Markets Portfolio     -10.78%    -10.78%     2.62%      -           -2.73%   12/31/97
-------------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                              7.43%      7.43%    10.25%      -            5.34%    5/6/98
-------------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                              10.44%     10.44%     6.59%      8.37%       10.32%   12/23/93
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                          -10.44%    -10.44%    -1.10%      9.48%       12.35%    4/5/93
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                              -7.29%     -7.29%     8.05%      6.76%       27.66%    8/31/90
-------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                           -7.78%     -7.78%     0.99%      8.24%        9.87%    8/30/96
-------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                         -13.46%    -13.46%    -2.63%      9.09%       12.64%   11/30/91
-------------------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                     0.40%      0.40%     2.29%     10.41%       12.10%    8/30/96
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation Portfolio -       -27.70%    -27.70%     -          -          -31.54%    9/26/00
Service Class 2*
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2*    -13.57%    -13.57%    -0.84%      8.92%       14.20%    1/3/95
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2*            -4.73%     -4.73%    13.80%      -           14.70%   12/29/98
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio - Service Shares*   -40.38%    -40.38%    -3.65%      5.70%       11.08%    9/13/93
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio - Service Shares*             -6.09%     -6.09%     4.62%     12.86%       12.98%    9/13/93
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares*    -23.59%    -23.59%     0.98%      9.60%       14.22%    9/13/93
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                              -18.36%    -18.36%    -4.14%      7.26%        9.23%    8/30/96
-------------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                        -27.11%    -27.11%    -8.48%     -1.85%       -0.38%    8/1/96
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                               -37.01%    -37.01%    -4.62%      6.57%        7.23%    8/30/96
-------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                -24.62%    -24.62%     9.69%      -            7.51%    3/23/98
-------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                      -23.43%    -23.43%    -4.45%      -           -2.32%    3/23/98
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares*      -21.06%    -21.06%     3.67%      -            8.35%    1/2/97
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*            18.04%     18.04%     -          -           16.01%    4/30/99
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares*                -30.49%    -30.49%     -          -          -42.60%    9/28/00
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                        0.63%      0.63%    12.31%      -           13.87%    2/17/98
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                     -5.35%     -5.35%     5.90%      -            6.99%    2/17/98
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth Fund              -8.39%     -8.39%     -          -           12.14%    11/1/99
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio                     -5.28%     -5.28%     -          -           13.16%    11/1/99
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Portfolio                          -5.18%     -5.18%     1.37%      8.88%        9.86%   10/16/91
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio                     -6.45%     -6.45%    10.27%      9.93%       12.95%    12/3/93
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney International All Cap Growth Portfolio         -32.03%    -32.03%    -5.36%     -2.00%        1.30%    6/20/94
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio                       -15.60%    -15.60%     -          -           -2.90%    9/14/99
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                     -13.61%    -13.61%     0.85%      -            6.71%    5/6/98
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Premier Selections All Cap Growth Portfolio    -15.27%    -15.27%     -          -            7.24%    9/14/99
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Small Cap Growth Opportunities Portfolio       -17.27%    -17.27%     6.57%      -            5.08%    2/7/97
-------------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)             -16.73%    -16.73%    -2.17%      8.98%       10.65%    5/1/92
-------------------------------------------------------------------------------------------------------------------------------
Strong Multi Cap Value Fund II                                2.82%      2.82%     1.66%      -            1.04%   10/10/97
-------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                -5.22%     -5.22%     6.94%      -           14.21%    4/1/97
-------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                          -23.96%    -23.96%    -2.71%      5.87%        7.81%    2/4/94
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio Class II Shares*       -32.58%    -32.58%     6.43%     14.26%       15.92%    7/3/95
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio Class II Shares*            -21.66%    -21.66%    -6.39%      5.49%        8.39%    4/7/86
-------------------------------------------------------------------------------------------------------------------------------

                                       7

                          TRAVELERS RETIREMENT ACCOUNT
     NONSTANDARDIZED PERFORMANCE AS OF 12/31/01 (CONT'D FROM PREVIOUS PAGE)

----------------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------------------------------------------
                                                            YTD       1 YR       3YR       5YR             Inception
----------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------
CitiStreet Diversified Bond Fund                             5.53%      5.53%     3.99%      6.03%        5.85%    5/1/93
----------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                                 7.48%      7.48%     4.71%      -            5.35%   12/31/97
----------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                          2.93%      2.93%     0.37%      1.35%        3.91%    6/20/94
----------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                          -4.95%     -4.95%    -4.36%     -0.49%        3.18%    6/22/94
----------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                              8.19%      8.19%     3.62%      6.15%        7.08%    6/10/83
----------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                             5.80%      5.80%     3.72%      4.82%        5.11%    8/30/96
----------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio               4.50%      4.50%     3.79%      6.24%        6.04%    1/24/92
----------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio-Service Class 2*    -5.58%     -5.58%    -0.68%      5.74%        8.43%    9/6/89
----------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                  -1.25%     -1.25%     4.86%      8.76%       10.28%    6/20/94
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Total Return Fund                 -2.04%     -2.04%     1.29%      -            2.20%    2/17/98
----------------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                              -6.27%     -6.27%     0.90%      8.09%        8.54%    6/7/83
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                             2.49%      2.49%     3.67%      3.70%        3.76%   12/31/87
----------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio - 7 Day Yield               0.33%   This yield quotation more closely reflects the current
                                                                     earnings of this fund.
----------------------------------------------------------------------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations.
+ The CitiStreet Funds  [AMERICAN ODYSSEY FUNDS]  above do not reflect the CHART fee of 0.80%.

These funds offer multiple classes of shares.  The performance above may reflect the fees and  performance  of another class of the same fund for periods  before the current class existed.  If the current  class's 12b-1 fee and other expenses were higher,  the performance shown would be lower. They may not be available in every jurisdiction

                                       8

  TRAVELERS RETIREMENT ACCOUNT CHART PROGRAM PERFORMANCE UPDATE AS OF 12/31/01
                                CHART FEE = 0.80%

                     STANDARDIZED PERFORMANCE AS OF 12/31/01

------------------------------------------------------------------------------------------------------------
                                               1 YR        5 YR                   10 YR or Inception
------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
------------------------------------------------------------------------------------------------------------
CitiStreet Large Company Stock Fund           -21.10%        -                 -34.67%      3/23/1999
------------------------------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund            -4.88%        -                  53.05%      3/23/1999
------------------------------------------------------------------------------------------------------------
CitiStreet International Stock Fund           -26.44%        -                 -15.81%      3/22/1999
------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
------------------------------------------------------------------------------------------------------------
CitiStreet Diversified Bond Fund                0.37%        -                   8.44%      3/22/1999
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/01

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL RETURNS                 CALENDAR YEAR RETURNS
-----------------------------------------------------------------------------------------------------------------------------------
                                           YTD       1 YR       3 YR       5 YR     Inception             2000      1999     1998
-----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
CitiStreet Large Company Stock Fund      -16.95%     -16.95%   -11.91%      0.17%     5.86%  5/1/93     -16.14%    -1.87%   13.70%
-----------------------------------------------------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund        0.12%       0.12%    13.51%      6.74%     8.29%  5/1/93       8.58%    34.60%  -10.10%
-----------------------------------------------------------------------------------------------------------------------------------
CitiStreet International Stock Fund      -22.57%     -22.57%    -2.87%      1.37%     5.72%  5/1/93      -9.30%    30.45%   13.05%
-----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
CitiStreet Diversified Bond Fund           5.37%       5.37%     3.77%      5.74%     5.52%  5/1/93      10.80%    -4.28%    7.31%
-----------------------------------------------------------------------------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations.

                                       9

                           FEDERAL TAX CONSIDERATIONS

         The following  description of the federal income tax consequences under this  Contract is not  exhaustive  and is not intended to cover all  situations.
Because of the complexity of the law and the fact that the tax results will vary according to the factual  status of the individual  involved,  tax advice may be needed  by a person  contemplating  purchase  of an  annuity  contract  and by a contract  owner or  beneficiary  who may make  elections  under a contract.  For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

         Federal tax law requires  that minimum  annual  distributions  begin by
April 1st of the calendar  year  following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity,  attains age 70
1/2 or retires.  Minimum annual  distributions  under an IRA must begin by April
1st of the calendar year in which the contract  owner attains 70 1/2  regardless of when  he or she  retires.  Distributions  must  also  begin  or be  continued
according to the minimum  distribution  rules under the Code following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

         Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases  in the value of the contract are  generally  deferred  from tax until distribution.  Generally,  if an  annuity  contract  is owned  by other  than an individual  (or an entity such as a trust or other  "look-through"  entity which owns for an  individuals's  benefit),  the owner  will be taxed each year on the increase  in the  value of the  contract.  An  exception  applies  for  purchase payments made before March 1, 1986.

         If two or more annuity  contracts are  purchased  from the same insurer within  the same  calendar  year,  distributions  from any of them will be taxed based  upon the  amount  of income in all of the same  calendar  year  series of annuities.  This will  generally  have the  effect of  causing  taxes to be paid sooner on the deferred gain in the contracts.

         Those  receiving  partial  distributions  made before the maturity date will generally be taxed on an income-first  basis to the extent of income in the contract.  If you are  exchanging  another  annuity  contract for this  annuity, certain  pre-August  14, 1982 deposits  into an annuity  contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability.  This  information on deposits  must be provided to the Company by the other  insurance  company at the time of the  exchange.  There is income  in the  contract  generally  to the extent the cash value exceeds the investment in the contract.  The investment in the  contract is equal to the amount of premiums  paid less any amount  received previously  which was  excludable  from gross  income.  Any  direct or  indirect borrowing  against the value of the  contract  or  pledging  of the  contract as security for a loan will be treated as a cash distribution under the tax law.

         In order to be treated as an annuity  contract  for federal  income tax purposes,  Section  72(s) of the Code  requires  any  non-qualified  contract to contain certain provisions  specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section  72(s)  requires  that (a) if an  owner  dies on or  after  the  annuity starting  date,  but prior to the time the entire  interest in the  contract has been  distributed,  the entire  interest in the contract will be  distributed at least as rapidly as under the method of  distribution  being used as of the date of such owner's death;  and (b) if any owner dies prior to the annuity  starting date, the entire interest in the contract will be distributed  within five years after the date of such owner's  death.  These  requirements  will be  considered satisfied  as to any portion of an owner's  interest  which is payable to or for the benefit of a designated  beneficiary and which is distributed  over the life of such  designated  beneficiary or over a period not extending  beyond the life expectancy of that beneficiary,  provided that such  distributions  begin within one year of the owner's death.  The designated  beneficiary  refers to a natural person  designated  by the owner as a beneficiary  and to whom  ownership of the contract passes by reason of death.  However,  if the designated  beneficiary is the surviving  spouse of the deceased owner,  the contract may be continued with the surviving  spouse as the new owner.  Contracts will be  administered  by the
Company in accordance  with these rules and the Company will make a notification when payments should be commenced.  Special values apply regarding  distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

                                       10

INDIVIDUAL RETIREMENT ANNUITIES

         To the  extent  of earned  income  for the year and not  exceeding  the applicable  limit  for the  taxable  year,  an  individual  may make  deductible contributions  to an individual  retirement  annuity (IRA). The applicable limit
($2,000 per year prior to 2002) has been  increased by the  Economic  Growth and
Tax  Relief  Reconciliation  Act of 2001  ("EGTRRA").  The limit is  $3,000  for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007,  and $5,000 for
2008, and will be indexed for inflation in years  subsequent to 2008.  There are certain  limits on the  deductible  amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan.
If an  individual  is married and the spouse does not have  earned  income,  the individual may establish IRAs for the individual and spouse.  Purchase  payments may then be made  annually  into IRAs for both spouses in the maximum  amount of
100% of earned  income up to a combined  limit  based on the  individual  limits outlined above.

         The Code  provides for the purchase of a  Simplified  Employee  Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer  contribution limit of up to $40,000 for each  participant.  The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general  applicability whether a death benefit provision such as the optional  enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

         Effective January 1, 1997,  employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary  reduction  contributions to an IRA based on a percentage of compensation of up to the applicable  limit for the taxable year.  The  applicable  limit was increased  under EGTRRA.  The  applicable  limit was  increased  under EGTRRA to
$7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for  inflation  for years after 2005.  (Alternatively,  the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer  must either make a matching  contribution  or a nonelective  contribution  based on the  prescribed  formulas  for all  eligible employees.  Early  withdrawals are subject to the 10% early  withdrawal  penalty generally  applicable  to IRAs,  except that an early  withdrawal by an employee under a SIMPLE plan IRA, within the first two years of  participation,  shall be subject to a 25% early withdrawal tax.

ROTH IRAS

         Effective  January 1, 1998,  Section 408A of the Code  permits  certain individuals to contribute to a Roth IRA.  Eligibility to make  contributions  is based upon income, and the applicable limits vary based on marital status and/or whether  the  contribution  is a rollover  contribution  from  another IRA or an annual  contribution.  Contributions to a Roth IRA, which are subject to certain limitations  (similar to the annual limits for the traditional  IRA's),  are not deductible  and must be made in cash or as a rollover or transfer  from  another
Roth IRA or other IRA. A conversion of a "traditional"  IRA to a Roth IRA may be subject to tax and other special rules apply.  You should  consult a tax adviser before  combining  any  converted  amounts  with other  Roth IRA  contributions, including any other conversion amounts from other tax years.

         Qualified  distributions  from a Roth  IRA are  tax-free.  A  qualified distribution  requires that the Roth IRA has been held for at least 5 years, and the  distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount  ($10,000) for a qualified  first time home purchase for the owner or certain  relatives.  Income tax and a 10%  penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain  exceptions) or (2)
during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

         Under a qualified  pension or  profit-sharing  plan,  purchase payments made by an employer are not currently  taxable to the  participant and increases in the value of a contract  are not  subject to  taxation  until  received  by a participant or beneficiary.

         Distributions  are generally  taxable to the participant or beneficiary as ordinary income in the year of receipt.  Any distribution  that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable.  Under a qualified  plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution  plan each year were increased by EGTRRA.  The maximum total annual limit was  increased  from  $35,000 to  $40,000.  The limit on  employee  salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002,

                                       11

$12,000 in 2003,  $13,000  in 2004,  $14,000  in 2005 and  $15,000 in 2005.  The
$15,000 annual limit will be indexed for inflation after 2005.

SECTION 403(b) PLANS

         Under Code section  403(b),  payments made by public school systems and certain  tax  exempt  organizations  to  purchase  annuity  contracts  for their employees  are  excludable  from the gross  income of the  employee,  subject to certain  limitations.  However,  these  payments  may be subject to FICA (Social
Security)  taxes. A qualified  contract issued as a tax-sheltered  annuity under section  403(b) will be amended as necessary to conform to the  requirements  of the Code.  The annual  limits  under Code  Section  403(b) for  employee  salary reduction  deferrals  are  increased  under the same rules  applicable to 401(k)
plans ($11,000 in 2002, etc.)

         Code section 403(b)(11)  restricts this distribution under Code section
403(b) annuity contracts of: (1) elective  contributions made in years beginning after December 31, 1998; (2) earnings on those  contributions;  and (3) earnings in such years on amounts held as of the last year  beginning  before  January 1,
1989.  Distribution  of those amounts may only occur upon death of the employee, attainment  of age 59 1/2,  separation  from service,  disability,  or financial hardship. In addition,  income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

         The  portion  of  a  distribution,  which  is  taxable  income  to  the recipient, will be subject to federal income tax withholding as follows:

1.    ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS  OR ARRANGEMENTS,
      FROM   QUALIFIED  PENSION  AND  PROFIT-SHARING  PLANS, OR  FROM  457 PLANS
      SPONSORED BY GOVERNMENTAL ENTITIES

      There is a mandatory 20% tax withholding for plan  distributions  that are eligible  for  rollover  to an  IRA  or to  another  qualified  retirement  plan
(including  a 457 plan  sponsored  by a  governmental  entity)  but that are not directly  rolled  over.  A  distribution  made  directly  to  a  participant  or beneficiary may avoid this result if:

      (a)  a periodic  settlement  distribution  is elected based upon a life or life expectancy calculation, or

      (b)  a term-for-years  settlement  distribution is elected for a period of ten years or more, payable at least annually, or

      (c)  a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2or as otherwise  required by law, or

      (d)  the distribution is a hardship distribution.

         A distribution  including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover.  The 20% withholding may be recovered when the  participant or beneficiary  files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds,  except to  the  extent  that  the  participant  or  spousal  beneficiary  is  otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

         To the extent not  described as requiring 20%  withholding  in 1 above, the portion of a non-periodic  distribution,  which constitutes  taxable income,
will  be  subject  to  federal   income  tax   withholding,   if  the  aggregate
distributions  exceed $200 for the year, unless the recipient elects not to have taxes  withheld.  If no such election is made,  10% of the taxable  distribution will be withheld as federal  income tax.  Election forms will be provided at the time  distributions  are  requested.  This form of  withholding  applies  to all annuity programs.

                                       12

3.    PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A  PERIOD GREATER  THAN
      ONE YEAR)

         The  portion  of a periodic  distribution,  which  constitutes  taxable income,  will be  subject  to  federal  income  tax  withholding  under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient  may elect not to have income  taxes  withheld  or have  income  taxes withheld at a different rate by providing a completed  election  form.  Election forms will be provided at the time  distributions  are  requested.  This form of withholding applies to all annuity programs.  As of January 1, 2002, a recipient receiving  periodic payments (e.g.,  monthly or annual payments under an annuity option)  which total  $15,360 or less per year,  will  generally  be exempt from periodic withholding.

         Recipients  who  elect  not to have  withholding  made are  liable  for payment of federal income tax on the taxable  portion of the  distribution.  All recipients  may also be subject to  penalties  under the  estimated  tax payment rules if withholding  and estimated tax payments are not sufficient to cover tax liabilities.

         Recipients  who do not  provide  a  social  security  number  or  other
taxpayer   identification   number  will  not  be  permitted  to  elect  out  of
withholding. Additionally, U.S citizens residing outside of the country, or U.S.
legal  residents  temporarily  residing  outside  the  country,  are  subject to different withholding rules and cannot elect out of withholding.

                             INDEPENDENT ACCOUNTANTS

         KPMG LLP, One Financial Plaza,  Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

         The  consolidated  financial  statements and schedules of The Travelers
Insurance  Company and  subsidiaries  as of December 31, 2001 and 2000,  and for each of the years in the  three-year  period ended  December 31, 2001,  included herein, and the financial  statements of The Travelers Separate Account Five for
Variable  Annuities as of December 31, 2001 and for the years ended December 31,
2001 and 2000,  also  included  herein,  have been included in reliance upon the reports  of  KPMG  LLP,  independent  certified  public  accountants,  appearing elsewhere  herein,  and upon the authority of said firm as experts in accounting and  auditing.  The audit  reports  covering  the  December  31, 2001  financial statements  and schedules of The Travelers  Insurance  Company and  subsidiaries refer to changes in accounting for derivative instruments and hedging activities and for securitized financial assets.

                                       13

                          TRAVELERS RETIREMENT PRODUCT
                                VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION
                              SEPARATE ACCOUNT FIVE

                              Individual and Group
                            Variable Annuity Contract
                                    issued by

                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183

L-21256S                                                                May 2002

ANNUAL REPORT
DECEMBER 31, 2001

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                       FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

                                   CAPITAL APPRECIATION   HIGH YIELD BOND                          MONEY MARKET
                                           FUND                TRUST        MANAGED ASSETS TRUST    PORTFOLIO
                                   --------------------   ---------------   --------------------   ------------
ASSETS:
   Investments at market value:          $811,320             $449,861           $2,127,177         $2,987,645

   Receivables:
      Dividends ................               --                   --                   --              1,579
                                         --------             --------           ----------         ----------

         Total Assets ..........          811,320              449,861            2,127,177          2,989,224
                                         --------             --------           ----------         ----------

LIABILITIES:
   Payables:
      Insurance charges ........               84                   46                  218                304
                                         --------             --------           ----------         ----------

         Total Liabilities .....               84                   46                  218                304
                                         --------             --------           ----------         ----------

NET ASSETS:                              $811,236             $449,815           $2,126,959         $2,988,920
                                         ========             ========           ==========         ==========

                        See Notes to Financial Statements

                                       -1-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                      CITISTREET
                                                         CITISTREET DIVERSIFIED   INTERNATIONAL STOCK    CITISTREET LARGE
                                   AIM V.I. VALUE FUND         BOND FUND                 FUND           COMPANY STOCK FUND
                                   -------------------   ----------------------   -------------------   ------------------
ASSETS:
   Investments at market value:           $2,664               $3,710,875              $1,364,445           $1,919,339

   Receivables:
      Dividends ................              --                       --                      --                   --
                                          ------               ----------              ----------           ----------

         Total Assets ..........           2,664                3,710,875               1,364,445            1,919,339
                                          ------               ----------              ----------           ----------

LIABILITIES:
   Payables:
      Insurance charges ........              --                      379                     140                  199
                                          ------               ----------              ----------           ----------

         Total Liabilities .....              --                      379                     140                  199
                                          ------               ----------              ----------           ----------

NET ASSETS:                               $2,664               $3,710,496              $1,364,305           $1,919,140
                                          ======               ==========              ==========           ==========

                        See Notes to Financial Statements

                                       -2-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                     CREDIT SUISSE TRUST
CITISTREET SMALL       EMERGING MARKETS                  SMALL CAP VALUE     DREYFUS APPRECIATION      SMALL CAP PORTFOLIO -
COMPANY STOCK FUND        PORTFOLIO        REIT SERIES       SERIES        PORTFOLIO - INITIAL CLASS      INITIAL CLASS
------------------   -------------------   -----------   ---------------   -------------------------   ---------------------

     $844,090              $108,677          $139,081        $123,153               $517,834                  $715,982

           --                    --                --              --                     --                        --
     --------              --------          --------        --------               --------                  --------

      844,090               108,677           139,081         123,153                517,834                   715,982
     --------              --------          --------        --------               --------                  --------

           87                    11                15              13                     53                        73
     --------              --------          --------        --------               --------                  --------

           87                    11                15              13                     53                        73
     --------              --------          --------        --------               --------                  --------

     $844,003              $108,666          $139,066        $123,140               $517,781                  $715,909
     ========              ========          ========        ========               ========                  ========

                        See Notes to Financial Statements

                                       -3-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                                                AGGRESSIVE GROWTH
                                                                   EQUITY INDEX PORTFOLIO   FUNDAMENTAL VALUE  PORTFOLIO - SERVICE
                                          APPRECIATION PORTFOLIO     - CLASS II SHARES        PORTFOLIO              SHARES
                                          ----------------------   ----------------------   -----------------   -----------------
ASSETS:
   Investments at market value:                   $7,043                  $884,208               $125,171            $2,315

   Receivables:
      Dividends .......................               --                        --                     --                --
                                                  ------                  --------               --------            ------

         Total Assets .................            7,043                   884,208                125,171             2,315
                                                  ------                  --------               --------            ------

LIABILITIES:
   Payables:
      Insurance charges ...............               --                        91                     12                --
                                                  ------                  --------               --------            ------

         Total Liabilities ............               --                        91                     12                --
                                                  ------                  --------               --------            ------

NET ASSETS:                                       $7,043                  $884,117               $125,159            $2,315
                                                  ======                  ========               ========            ======

                       See Notes to Financial Statements

                                       -4-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                         PUTNAM VT
                         WORLDWIDE GROWTH                                           INTERNATIONAL GROWTH   PUTNAM VT SMALL CAP
BALANCED PORTFOLIO -    PORTFOLIO - SERVICE                      TOTAL RETURN BOND     FUND - CLASS IB    VALUE FUND - CLASS IB
  SERVICE SHARES             SHARES           EQUITY PORTFOLIO       PORTFOLIO             SHARES                SHARES
--------------------   --------------------   ----------------   -----------------   ------------------   ---------------------

       $12,066                $375,785             $7,583             $28,171              $8,546                 $4,760

            --                      --                 --                  --                  --                     --
       -------                --------             ------             -------              ------                 ------

        12,066                 375,785              7,583              28,171               8,546                  4,760
       -------                --------             ------             -------              ------                 ------

             1                      39                  1                   3                   1                     --
       -------                --------             ------             -------              ------                 ------

             1                      39                  1                   3                   1                     --
       -------                --------             ------             -------              ------                 ------

       $12,065                $375,746             $7,582             $28,168              $8,545                 $4,760
       =======                ========             ======             =======              ======                 ======

                        See Notes to Financial Statements

                                       -5-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                         PUTNAM VT VOYAGER II
                                            FUND - CLASS IB                                      SMALL CAP GROWTH
                                                SHARES           CAPITAL FUND   INVESTORS FUND         FUND
                                          --------------------   ------------   --------------   ----------------
ASSETS:
   Investments at market value:                   $808             $392,917        $183,006          $83,380

   Receivables:
      Dividends .......................             --                   --              --               --
                                                  ----             --------        --------          -------

         Total Assets .................            808              392,917         183,006           83,380
                                                  ----             --------        --------          -------

LIABILITIES:
   Payables:
      Insurance charges ...............             --                   41              19                9
                                                  ----             --------        --------          -------

         Total Liabilities ............             --                   41              19                9
                                                  ----             --------        --------          -------

NET ASSETS:                                       $808             $392,876        $182,987          $83,371
                                                  ====             ========        ========          =======

                        See Notes to Financial Statements

                                       -6-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                         SMITH BARNEY PREMIER
                    SMITH BARNEY LARGE    SELECTIONS ALL CAP    STRONG MULTI CAP   MONTGOMERY VARIABLE   DISCIPLINED MID CAP
TOTAL RETURN FUND   CAP CORE PORTFOLIO     GROWTH PORTFOLIO      VALUE FUND II     SERIES: GROWTH FUND     STOCK PORTFOLIO
-----------------   ------------------   --------------------   ----------------   -------------------   -------------------

     $62,239               $1,794               $1,795              $110,541             $65,157               $236,077

          --                   --                   --                    --                  --                     --
     -------               ------               ------              --------             -------               --------

      62,239                1,794                1,795               110,541              65,157                236,077
     -------               ------               ------              --------             -------               --------

           7                   --                   --                    12                   7                     25
     -------               ------               ------              --------             -------               --------

           7                   --                   --                    12                   7                     25
     -------               ------               ------              --------             -------               --------

     $62,232               $1,794               $1,795              $110,529             $65,150               $236,052
     =======               ======               ======              ========             =======               ========

                        See Notes to Financial Statements

                                       -7-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                       EQUITY INCOME   FEDERATED STOCK                         LAZARD INTERNATIONAL
                                         PORTFOLIO        PORTFOLIO      LARGE CAP PORTFOLIO      STOCK PORTFOLIO
                                       -------------   ---------------   -------------------   --------------------
ASSETS:
   Investments at market value:          $959,949          $20,253           $1,238,849              $23,018

   Receivables:
      Dividends ....................           --               --                   --                   --
                                         --------          -------           ----------              -------

         Total Assets ..............      959,949           20,253            1,238,849               23,018
                                         --------          -------           ----------              -------

LIABILITIES:
   Payables:
      Insurance charges ............           95                2                  126                    2
                                         --------          -------           ----------              -------

         Total Liabilities .........           95                2                  126                    2
                                         --------          -------           ----------              -------

NET ASSETS:                              $959,854          $20,251           $1,238,723              $23,016
                                         ========          =======           ==========              =======

                        See Notes to Financial Statements

                                       -8-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

  MFS EMERGING      MFS MID CAP GROWTH   MFS RESEARCH   SOCIAL AWARENESS   TRAVELERS QUALITY      U.S.GOVERNMENT
GROWTH PORTFOLIO        PORTFOLIO          PORTFOLIO     STOCK PORTFOLIO    BOND PORTFOLIO     SECURITIES PORTFOLIO
----------------   -------------------   ------------   ----------------   -----------------   --------------------

     $1,628             $809,427            $6,796          $158,426           $331,092              $586,957

         --                   --                --                --                 --                    --
     ------             --------            ------          --------           --------              --------

      1,628              809,427             6,796           158,426            331,092               586,957
     ------             --------            ------          --------           --------              --------

         --                   82                --                16                 34                    59
     ------             --------            ------          --------           --------              --------

         --                   82                --                16                 34                    59
     ------             --------            ------          --------           --------              --------

     $1,628             $809,345            $6,796          $158,410           $331,058              $586,898
     ======             ========            ======          ========           ========              ========

                        See Notes to Financial Statements

                                       -9-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                   AIM CAPITAL        ALLIANCE GROWTH   MFS TOTAL RETURN
                                       UTILITIES PORTFOLIO   APPRECIATION PORTFOLIO       PORTFOLIO        PORTFOLIO
                                       -------------------   ----------------------   ---------------   ----------------
ASSETS:
   Investments at market value:             $350,447                 $1,734             $1,280,251          $977,437

   Receivables:
      Dividends ....................              --                     --                     --                --
                                            --------                 ------             ----------          --------

         Total Assets ..............         350,447                  1,734              1,280,251           977,437
                                            --------                 ------             ----------          --------

LIABILITIES:
   Payables:
      Insurance charges ............              36                      1                    130                98
                                            --------                 ------             ----------          --------

         Total Liabilities .........              36                      1                    130                98
                                            --------                 ------             ----------          --------

NET ASSETS:                                 $350,411                 $1,733             $1,280,121          $977,339
                                            ========                 ======             ==========          ========

                        See Notes to Financial Statements

                                      -10-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                        SMITH BARNEY                             SMITH BARNEY          SMITH BARNEY LARGE       EMERGING GROWTH
PUTNAM DIVERSIFIED   AGGRESSIVE GROWTH   SMITH BARNEY HIGH   INTERNATIONAL ALL CAP   CAPITALIZATION GROWTH   PORTFOLIO - CLASS II
INCOME PORTFOLIO         PORTFOLIO       INCOME PORTFOLIO      GROWTH PORTFOLIO           PORTFOLIO                SHARES
------------------   -----------------   -----------------   ---------------------   ---------------------   --------------------

     $30,606              $334,775            $60,838               $222,958               $191,548                 $3,268

          --                    --                 --                     --                     --                     --
     -------              --------            -------               --------               --------                 ------

      30,606               334,775             60,838                222,958                191,548                  3,268
     -------              --------            -------               --------               --------                 ------

           3                    34                  5                     22                     19                     --
     -------              --------            -------               --------               --------                 ------

           3                    34                  5                     22                     19                     --
     -------              --------            -------               --------               --------                 ------

     $30,603              $334,741            $60,833               $222,936               $191,529                 $3,268
     =======              ========            =======               ========               ========                 ======

                        See Notes to Financial Statements

                                      -11-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                             SMITH BARNEY SMALL
                                                                 CAP GROWTH          ASSET MANAGER         CONTRAFUND(R)
                                    ENTERPRISE PORTFOLIO -      OPPORTUNITIES     PORTFOLIO - SERVICE   PORTFOLIO - SERVICE
                                        CLASS II SHARES          PORTFOLIO             CLASS 2                CLASS 2
                                     ---------------------   ------------------   -------------------   -------------------
ASSETS:
   Investments at market value:              $1,823                $16,224              $263,091              $23,303

   Receivables:
      Dividends ..................               --                     --                    --                   --
                                             ------                -------              --------              -------

         Total Assets ............            1,823                 16,224               263,091               23,303
                                             ------                -------              --------              -------

LIABILITIES:
   Payables:
      Insurance charges ..........               --                      2                    27                    2
                                             ------                -------              --------              -------

         Total Liabilities .......               --                      2                    27                    2
                                             ------                -------              --------              -------

NET ASSETS:                                  $1,823                $16,222              $263,064              $23,301
                                             ======                =======              ========              =======

                        See Notes to Financial Statements

                                      -12-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

   DYNAMIC CAPITAL
APPRECIATION PORTFOLIO   MID CAP PORTFOLIO -
- SERVICE CLASS 2          SERVICE CLASS 2      COMBINED
----------------------   -------------------   -----------

       $3,261                  $35,308         $26,348,772

           --                       --               1,579
       ------                  -------         -----------

        3,261                   35,308          26,350,351
       ------                  -------         -----------

           --                        4               2,689
       ------                  -------         -----------

           --                        4               2,689
       ------                  -------         -----------

       $3,261                  $35,304         $26,347,662
       ======                  =======         ===========

                        See Notes to Financial Statements

                                      -13-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       CAPITAL APPRECIATION   HIGHD YIELD BOND                          MONEY MARKET
                                                              FUND                  TRUST        MANAGED ASSETS TRUST     PORTFOLIO
                                                       --------------------   ----------------   --------------------   ------------
INVESTMENT INCOME:
   Dividends .......................................         $   4,281             $23,591             $  58,876          $68,916
                                                             ---------             -------             ---------          -------

EXPENSES:
   Insurance charges ...............................             9,183               4,651                25,741           25,356
                                                             ---------             -------             ---------          -------

      Net investment income (loss) .................            (4,902)             18,940                33,135           43,560
                                                             ---------             -------             ---------          -------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                  --               130,864               --
      Realized gain (loss) on sale of investments ..          (320,951)                273               (45,972)              --
                                                             ---------             -------             ---------          -------

         Realized gain (loss) ......................          (320,951)                273                84,892               --
                                                             ---------             -------             ---------          -------

      Change in unrealized gain (loss)
         on investments ............................            64,138               7,012              (253,859)              --
                                                             ---------             -------             ---------          -------

      Net increase (decrease) in net assets
         resulting from operations .................         $(261,715)            $26,225             $(135,832)         $43,560
                                                             =========             =======             =========          =======

                        See Notes to Financial Statements

                                      -14-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                    CITISTREET
                       CITISTREET DIVERSIFIED   INTERNATIONAL STOCK    CITISTREET LARGE     CITISTREET SMALL    GLOBAL HIGH-YIELD
 AIM V.I. VALUE FUND         BOND FUND                FUND            COMPANY STOCK FUND   COMPANY STOCK FUND       BOND FUND
--------------------   ----------------------   -------------------   ------------------   ------------------   -----------------
      $   4                    $84,396               $   8,167             $   8,972            $     245           $ 19,800
      -----                    -------               ---------             ---------            ---------           --------

         14                     22,924                   8,387                12,160                6,649                467
      -----                    -------               ---------             ---------            ---------           --------

        (10)                    61,472                    (220)               (3,188)              (6,404)            19,333
      -----                    -------               ---------             ---------            ---------           --------

         53                         --                 107,011                63,327              218,790                --
         (4)                     5,912                 (15,145)              (14,208)             (54,674)           (28,457)
      -----                    -------               ---------             ---------            ---------           --------

         49                      5,912                  91,866                49,119              164,116            (28,457)
      -----                    -------               ---------             ---------            ---------           --------

       (375)                     7,189                (179,396)             (134,005)            (114,387)            10,843
      -----                    -------               ---------             ---------            ---------           --------

      $(336)                   $74,573               $ (87,750)            $ (88,074)           $  43,325           $  1,719
      =====                    =======               =========             =========            =========           ========

                        See Notes to Financial Statements

                                      -15-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                  CREDIT SUISSE TRUST
                                              INTERMEDIATE-TERM     EMERGING MARKETS                  SMALL CAP VALUE
                                                  BOND FUND           PORTFOLIO         REIT SERIES        SERIES
                                              -----------------   -------------------   -----------   ---------------
INVESTMENT INCOME:
   Dividends ..............................        $ 53,206             $     --           $1,485         $   468
                                                   --------             --------           ------         -------

EXPENSES:
   Insurance charges ......................           2,089                1,443            1,070           1,105
                                                   --------             --------           ------         -------

         Net investment income (loss) .....          51,117               (1,443)             415            (637)
                                                   --------             --------           ------         -------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ..........              --                   --              306              --
      Realized gain (loss) on sale of
         investments ......................         (36,299)              (1,807)              42             124
                                                   --------             --------           ------         -------

         Realized gain (loss) .............         (36,299)              (1,807)             348             124
                                                   --------             --------           ------         -------

      Change in unrealized gain (loss)
         on investments ...................          (4,836)              (9,941)           7,059          12,216
                                                   --------             --------           ------         -------

   Net increase (decrease) in net assets
      resulting from operations ...........        $  9,982             $(13,191)          $7,822         $11,703
                                                   ========             ========           ======         =======

                        See Notes to Financial Statements

                                      -16-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                               AGGRESSIVE GROWTH
  DREYFUS APPRECIATION     SMALL CAP PORTFOLIO -  APPRECIATION   EQUITY INDEX PORTFOLIO   FUNDAMENTAL VALUE   PORTFOLIO - SERVICE
PORTFOLIO - INITIAL CLASS      INITIAL CLASS       PORTFOLIO       - CLASS II SHARES          PORTFOLIO             SHARES
-------------------------   -------------------   ------------   ----------------------   -----------------   -------------------

       $  4,292                   $  2,875             $32              $   5,258              $   237               $  --
       --------                   --------             ---              ---------              -------               -----

          6,191                      7,701              23                  9,143                  381                  13
       --------                   --------             ---              ---------              -------               -----

         (1,899)                    (4,826)              9                 (3,885)                (144)                (13)
       --------                   --------             ---              ---------              -------               -----

             --                     46,592              --                     --                3,508                  --

         (4,660)                   (14,238)             (3)               (10,156)                 (40)                 (6)
       --------                   --------             ---              ---------              -------               -----

         (4,660)                    32,354              (3)               (10,156)               3,468                  (6)
       --------                   --------             ---              ---------              -------               -----

        (49,384)                   (63,426)             61                (87,850)              (4,144)               (666)
       --------                   --------             ---              ---------              -------               -----

       $(55,943)                  $(35,898)            $67              $(101,891)             $  (820)              $(685)
       ========                   ========             ===              =========              =======               =====

                        See Notes to Financial Statements

                                      -17-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                      WORLD WIDE GROWTH
                                              BALANCED PORTFOLIO -   PORTFOLIO - SERVICE                      TOTAL RETURN BOND
                                                 SERVICE SHARES            SHARES          EQUITY PORTFOLIO       PORTFOLIO
                                              --------------------   -------------------   ----------------   -----------------
INVESTMENT INCOME:
   Dividends ..............................           $ 127                $  1,018              $  54               $ 144
                                                      -----                --------              -----               -----

EXPENSES:
   Insurance charges ......................              79                   4,464                101                  42
                                                      -----                --------              -----               -----

         Net investment income (loss) .....              48                  (3,446)               (47)                102
                                                      -----                --------              -----               -----

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ..........              --                      --                 52                 533
      Realized gain (loss) on sale of
            investments ...................            (372)                (31,930)                (6)                 (1)
                                                      -----                --------              -----               -----

         Realized gain (loss) .............            (372)                (31,930)                46                 532
                                                      -----                --------              -----               -----

      Change in unrealized gain (loss)
         on investments ...................            (174)                (62,019)              (675)               (575)
                                                      -----                --------              -----               -----

   Net increase (decrease) in net assets
      resulting from operations ...........           $(498)               $(97,395)             $(676)              $  59
                                                      =====                ========              =====               =====

                        See Notes to Financial Statements

                                      -18-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

     PUTNAM VT
INTERNATIONAL GROWTH     PUTNAM VT SMALL CAP    PUTNAM VT VOYAGER
  FUND - CLASS IB       VALUE FUND - CLASS IB   II FUND - CLASS IB                                   SMALL CAP GROWTH
      SHARES                   SHARES                 SHARES         CAPITAL FUND   INVESTORS FUND         FUND
--------------------   ----------------------   ------------------   ------------   --------------   ----------------

       $  --                     $ --                  $  --            $ 2,676         $ 1,343           $   --
       -----                     ----                  -----            -------         -------           ------

          21                       15                      4              2,995           1,574              142
       -----                     ----                  -----            -------         -------           ------

         (21)                     (15)                    (4)              (319)           (231)            (142)
       -----                     ----                  -----            -------         -------           ------

          --                       --                     --              2,560           1,494               --

          (3)                      (1)                    (2)            (7,894)         (2,080)               3
       -----                     ----                  -----            -------         -------           ------

          (3)                      (1)                    (2)            (5,334)           (586)               3
       -----                     ----                  -----            -------         -------           ------

        (146)                     426                   (185)               220          (4,548)           6,510
       -----                     ----                  -----            -------         -------           ------

       $(170)                    $410                  $(191)           $(5,433)        $(5,365)          $6,371
       =====                     ====                  =====            =======         =======           ======

                        See Notes to Financial Statements

                                      -19-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                               SMITH BARNEY PREMIER   STRONG MULTI
                                                                          SMITH BARNEY LARGE    SELECTION ALL CAP          CAP
                                                      TOTAL RETURN FUND   CAP CORE PORTFOLIO     GROWTH PORTFOLIO     VALUE FUND II
                                                      -----------------   ------------------   --------------------   -------------
INVESTMENT INCOME:
   Dividends ................................               $1,318               $  --                 $  --              $    4
                                                            ------               -----                 -----              ------

EXPENSES:
   Insurance charges ........................                  327                   9                     9                 566
                                                            ------               -----                 -----              ------

      Net investment income (loss) ..........                  991                  (9)                   (9)               (562)
                                                            ------               -----                 -----              ------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ............                   --                  --                    --                  35
      Realized gain (loss) on sale of investments..           (122)                 (2)                   (3)                 34
                                                            ------               -----                 -----              ------

         Realized gain (loss) .....................           (122)                 (2)                   (3)                 69
                                                            ------               -----                 -----              ------

      Change in unrealized gain (loss)
         on investments ...........................           (369)               (195)                 (193)              3,641
                                                            ------               -----                 -----              ------

Net increase (decrease) in net assets
   resulting from operations ......................         $  500               $(206)                $(205)             $3,148
                                                            ======               =====                 =====              ======

                        See Notes to Financial Statements

                                      -20-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

MONTGOMERY VARIABLE   DISCIPLINED MID CAP   EQUITY INCOME   FEDERATED STOCK                         LAZARD INTERNATIONAL
SERIES: GROWTH FUND     STOCK PORTFOLIO       PORTFOLIO        PORTFOLIO      LARGE CAP PORTFOLIO      STOCK PORTFOLIO
-------------------   -------------------   -------------   ---------------   -------------------   --------------------

     $  3,391              $    684           $ 10,141          $   --             $   6,245              $    19
     --------              --------           --------          ------             ---------              -------

          885                 2,268              8,013              38                13,147                  177
     --------              --------           --------          ------             ---------              -------

        2,506                (1,584)             2,128             (38)               (6,902)                (158)
     --------              --------           --------          ------             ---------              -------

        5,149                16,822              1,338              --                   550                  468
         (655)              (13,707)            (1,249)              1               (34,469)              (2,172)
     --------              --------           --------          ------             ---------              -------

        4,494                 3,115                 89               1               (33,919)              (1,704)
     --------              --------           --------          ------             ---------              -------

      (25,272)              (19,695)           (42,719)          1,505              (165,313)              (2,964)
     --------              --------           --------          ------             ---------              -------

     $(18,272)             $(18,164)          $(40,502)         $1,468             $(206,134)             $(4,826)
     ========              ========           ========          ======             =========              =======

                        See Notes to Financial Statements

                                      -21-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                        MFS EMERGING     MFS MID CAP GROWTH   MFS RESEARCH   SOCIAL AWARENESS
                                                      GROWTH PORTFOLIO        PORTFOLIO        PORTFOLIO      STOCK PORTFOLIO
                                                      ----------------   ------------------   ------------   ----------------
INVESTMENT INCOME:
   Dividends ......................................        $  --             $      --          $     3          $    646
                                                           -----             ---------          -------          --------

EXPENSES:
   Insurance charges ..............................            8                10,295               92             1,875
                                                           -----             ---------          -------          --------

         Net investment income (loss) .............           (8)              (10,295)             (89)           (1,229)
                                                           -----             ---------          -------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ..................          384               187,658              469                --
      Realized gain (loss) on sale of investments..           (6)              (33,481)             (42)           (1,093)
                                                           -----             ---------          -------          --------

         Realized gain (loss) .....................          378               154,177              427            (1,093)
                                                           -----             ---------          -------          --------

      Change in unrealized gain (loss)
         on investments ...........................         (741)             (383,539)          (2,419)          (27,035)
                                                           -----             ---------          -------          --------

   Net increase (decrease) in net assets
      resulting from operations ...................        $(371)            $(239,657)         $(2,081)         $(29,357)
                                                           =====             =========          =======          ========

                        See Notes to Financial Statements

                                      -22-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

STRATEGIC STOCK   TRAVELERS QUALITY     U.S. GOVERNMENT                                  AIM CAPITAL        ALLIANCE GROWTH
   PORTFOLIO        BOND PORTFOLIO    SECURITIES PORTFOLIO   UTILITIES PORTFOLIO   APPRECIATION PORTFOLIO      PORTFOLIO
---------------   -----------------   --------------------   -------------------   ----------------------   ---------------

    $ 1,803            $ 7,492               $17,478              $   7,857                $  --               $   2,196
    -------            -------               -------              ---------                -----               ---------

        433              2,186                 4,617                  4,290                   10                  13,764
    -------            -------               -------              ---------                -----               ---------

      1,370              5,306                12,861                  3,567                  (10)                (11,568)
    -------            -------               -------              ---------                -----               ---------

        412                 --                    --                 19,979                  491                 162,063
     (2,022)               529                 1,063                (14,688)                  (6)               (199,113)
    -------            -------               -------              ---------                -----               ---------

     (1,610)               529                 1,063                  5,291                  485                 (37,050)
    -------            -------               -------              ---------                -----               ---------

     (1,138)            (1,254)                   93               (111,457)                (742)               (132,676)
    -------            -------               -------              ---------                -----               ---------

    $(1,378)           $ 4,581               $14,017              $(102,599)               $(267)              $(181,294)
    =======            =======               =======              =========                =====               =========

                        See Notes to Financial Statements

                                      -23-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                SMITH BARNEY
                                                      MFS TOTAL RETURN   PUTNAM DIVERSIFIED   AGGRESSIVE GROWTH   SMITH BARNEY HIGH
                                                         PORTFOLIO        INCOME PORTFOLIO        PORTFOLIO        INCOME PORTFOLIO
                                                      ----------------   ------------------   -----------------   -----------------
INVESTMENT INCOME:
   Dividends ......................................       $ 21,523            $ 2,363              $    --             $ 7,568
                                                          --------            -------              -------             -------

EXPENSES:
   Insurance charges ..............................          9,492                317                1,086                 729
                                                          --------            -------              -------             -------

      Net investment income (loss) ................         12,031              2,046               (1,086)              6,839
                                                          --------            -------              -------             -------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ..................         26,784                 --                   --                  --
      Realized gain (loss) on sale of investments..         (5,430)               (14)                 (16)               (537)
                                                          --------            -------              -------             -------

         Realized gain (loss) .....................         21,354                (14)                 (16)               (537)
                                                          --------            -------              -------             -------

   Change in unrealized gain (loss)
      on investments ..............................        (41,334)            (1,792)               6,790              (9,403)
                                                          --------            -------              -------             -------

   Net increase (decrease) in net assets
      resulting from operations ...................       $ (7,949)           $   240              $ 5,688             $(3,101)
                                                          ========            =======              =======             =======

                        See Notes to Financial Statements

                                      -24-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                               SMITH BARNEY SMALL   ASSET MANAGER
   SMITH BARNEY         SMITH BARNEY LARGE       EMERGING GROWTH                                   CAP GROWTH        PORTFOLIO -
INTERNATONAL ALL CAP   CAPITALIZATION GROWTH   PORTFOLIO - CLASS II    ENTERPRISE PORTFOLIO-     OPPORTUNITIES         SERVICE
  GROWTH PORTFOLIO           PORTFOLIO                SHARES              CLASS II SHARES          PORTFOLIO           CLASS 2
--------------------   ---------------------   --------------------   ----------------------   ------------------   -------------

      $     --               $     --                 $  --                    $  --                $    --           $  6,602
      --------               --------                 -----                    -----                -------           --------

         3,132                  2,324                    19                        9                    106              2,527
      --------               --------                 -----                    -----                -------           --------

        (3,132)                (2,324)                  (19)                      (9)                  (106)             4,075
      --------               --------                 -----                    -----                -------           --------

            --                     --                    --                       --                     --              2,476
       (58,891)                (6,465)                   (6)                      (3)                   (13)              (550)
      --------               --------                 -----                    -----                -------           --------

       (58,891)                (6,465)                   (6)                      (3)                   (13)             1,926
      --------               --------                 -----                    -----                -------           --------

         4,853                (22,135)                 (707)                    (165)                  (931)           (11,249)
      --------               --------                 -----                    -----                -------           --------

      $(57,170)              $(30,924)                $(732)                   $(177)               $(1,050)          $ (5,248)
      ========               ========                 =====                    =====                =======           ========

                        See Notes to Financial Statements

                                      -25-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       CONTRAFUND(R)        DYNAMIC CAPITAL
                                                    PORTFOLIO - SERVICE  APPRECIATION PORTFOLIO   MID CAP PORTFOLIO -
                                                         CLASS 2           - SERVICE CLASS 2        SERVICE CLASS 2      COMBINED
                                                     -----------------   ----------------------   -------------------   -----------
INVESTMENT INCOME:
   Dividends .....................................          $ --                  $  --                 $   --          $   447,796
                                                            ----                  -----                 ------          -----------

EXPENSES:
   Insurance charges .............................            59                      6                     49              236,992
                                                            ----                  -----                 ------          -----------

      Net investment income (loss) ...............           (59)                    (6)                   (49)             210,804
                                                            ----                  -----                 ------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .................            --                     --                     --            1,000,168
      Realized gain (loss) on sale of investments.            (1)                    (2)                    --             (955,686)
                                                            ----                  -----                 ------          -----------

         Realized gain (loss) ....................            (1)                    (2)                    --               44,482
                                                            ----                  -----                 ------          -----------

      Change in unrealized gain (loss)
         on investments ..........................           827                   (103)                 1,491           (1,841,257)
                                                            ----                  -----                 ------          -----------

Net increase (decrease) in net assets
   resulting from operations .....................          $767                  $(111)                $1,442          $(1,585,971)
                                                            ====                  =====                 ======          ===========

                        See Notes to Financial Statements

                                      -26-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    CAPITAL APPRECIATION FUND   HIGH YIELD BOND TRUST     MANAGED ASSETS TRUST
                                                    -------------------------   ---------------------   -----------------------
                                                       2001           2000         2001       2000         2001         2000
                                                    -----------   -----------    --------   --------    ----------   ----------
OPERATIONS:
   Net investment income (loss) .................   $    (4,902)  $    (2,827)   $ 18,940   $  6,036    $   33,135   $    5,713
   Realized gain (loss) .........................      (320,951)      (76,455)        273        (19)       84,892      131,153
   Change in unrealized gain (loss)
      on investments ............................        64,138       (83,896)      7,012     (7,509)     (253,859)    (226,997)
                                                    -----------   -----------    --------   --------    ----------   ----------

   Net increase (decrease) in net assets
      resulting from operations .................      (261,715)     (163,178)     26,225     (1,492)     (135,832)     (90,131)
                                                    -----------   -----------    --------   --------    ----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................       546,658       868,506      59,515    213,575       525,075    1,369,467
   Participant transfers from other
      Travelers accounts ........................     3,599,082     1,429,136      67,057         --        45,559       46,052
   Administrative and asset allocation charges...            --            --          --         --            --           --
   Contract surrenders ..........................        (2,213)           --        (868)        --      (146,353)     (41,969)
   Participant transfers to other
      Travelers accounts ........................    (3,797,549)   (1,407,491)     (5,157)        --      (103,998)    (343,649)
   Other payments to participants ...............            --            --          --         --            --           --
                                                    -----------   -----------    --------   --------    ----------   ----------

   Net increase (decrease) in net assets
      resulting from unit transactions ..........       345,978       890,151     120,547    213,575       320,283    1,029,901
                                                    -----------   -----------    --------   --------    ----------   ----------

      Net increase (decrease) in net assets .....        84,263       726,973     146,772    212,083       184,451      939,770

NET ASSETS:
   Beginning of year ............................       726,973            --     303,043     90,960     1,942,508    1,002,738
                                                    -----------   -----------    --------   --------    ----------   ----------
   End of year ..................................   $   811,236   $   726,973    $449,815   $303,043    $2,126,959   $1,942,508
                                                    ===========   ===========    ========   ========    ==========   ==========

                        See Notes to Financial Statements

                                      -27-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                     MONEY MARKET PORTFOLIO   AIM V.I. VALUE FUND   CITISTREET DIVERSIFIED BOND FUND
                                                    -----------------------   -------------------   --------------------------------
                                                       2001         2000          2001     2000             2001        2000
                                                    ----------   ----------      ------    ----          ----------   --------
OPERATIONS:
   Net investment income (loss) .................   $   43,560   $   25,215      $  (10)    $--          $   61,472   $ 10,152
   Realized gain (loss) .........................           --           --          49                       5,912        196
   Change in unrealized gain (loss)
      on investments ............................           --           --        (375)     --               7,189     12,739
                                                    ----------   ----------      ------     ---          ----------   --------

      Net increase (decrease) in net assets
         resulting from operations ..............       43,560       25,215        (336)     --              74,573     23,087
                                                    ----------   ----------      ------     ---          ----------   --------

UNIT TRANSACTIONS:
   Participant purchase payments ................    2,262,946      930,023       3,000      --           2,496,017    423,409
   Participant transfers from other
      Travelers accounts ........................      555,923      165,515          --      --             911,665     34,494
   Administrative and asset allocation charges...           --           --          --      --             (11,302)      (451)
   Contract surrenders ..........................     (164,627)     (53,939)         --      --             (57,643)   (15,057)
   Participant transfers to other
      Travelers accounts ........................     (728,637)    (177,259)         --      --            (148,202)   (94,297)
   Other payments to participants ...............      (45,314)          --          --      --             (10,747)        --
                                                    ----------   ----------      ------     ---          ----------   --------

      Net increase (decrease) in net assets
         resulting from unit transactions .......    1,880,291      864,340       3,000      --           3,179,788    348,098
                                                    ----------   ----------      ------     ---          ----------   --------

         Net increase (decrease) in net assets...    1,923,851      889,555       2,664      --           3,254,361    371,185

NET ASSETS:
      Beginning of year .........................    1,065,069      175,514          --      --             456,135     84,950
                                                    ----------   ----------      ------     ---          ----------   --------
      End of year ...............................   $2,988,920   $1,065,069      $2,664     $--          $3,710,496   $456,135
                                                    ==========   ==========      ======     ===          ==========   ========

                        See Notes to Financial Statements

                                      -28-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

CITISTREET INTERNATIONAL   CITISTREET LARGE COMPANY   CITISTREET SMALL COMPANY
       STOCK FUND                 STOCK FUND                 STOCK FUND          GLOBAL HIGH-YIELD BOND FUND
------------------------   ------------------------   ------------------------   ---------------------------
    2001        2000           2001        2000          2001        2000             2001        2000
 ----------   --------      ----------   --------      ---------   --------         ---------   --------

 $     (220)  $   (787)     $   (3,188)  $    287      $  (6,404)  $ (2,630)        $  19,333   $  6,425
     91,866      8,007          49,119     11,269        164,116     11,638           (28,457)      (339)

   (179,396)   (28,972)       (134,005)   (45,069)      (114,387)    (4,009)           10,843    (10,843)
 ----------   --------      ----------   --------      ---------   --------         ---------   --------

    (87,750)   (21,752)        (88,074)   (33,513)        43,325      4,999             1,719     (4,757)
 ----------   --------      ----------   --------      ---------   --------         ---------   --------

    908,948    315,252       1,533,037    529,494        582,266    338,842            42,205     82,889

    195,507     16,160          58,318     16,839         20,816     16,205             1,055      1,666
     (4,447)      (550)         (7,000)      (734)        (3,394)      (470)             (239)      (209)
    (19,423)    (4,588)        (29,820)   (10,728)       (23,278)    (4,007)              (30)      (253)

    (28,483)   (27,797)        (69,420)   (60,071)      (147,632)   (31,719)         (141,183)    (2,390)
     (2,151)        --          (8,468)        --         (4,811)        --                --         --
 ----------   --------      ----------   --------      ---------   --------         ---------   --------

  1,049,951    298,477       1,476,647    474,800        423,967    318,851           (98,192)    81,703
 ----------   --------      ----------   --------      ---------   --------         ---------   --------

    962,201    276,725       1,388,573    441,287        467,292    323,850           (96,473)    76,946

    402,104    125,379         530,567     89,280        376,711     52,861            96,473     19,527
 ----------   --------      ----------   --------      ---------   --------         ---------   --------
 $1,364,305   $402,104      $1,919,140   $530,567      $ 844,003   $376,711         $      --   $ 96,473
 ==========   ========      ==========   ========      =========   ========         =========   ========

                        See Notes to Financial Statements

                                      -29-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                  CREDIT SUISSE TRUST EMERGING
                                                    INTERMEDIATE-TERM BOND FUND       MARKETS  PORTFOLIO            REIT SERIES
                                                    ---------------------------   ----------------------------   ------------------
                                                         2001         2000              2001        2000           2001      2000
                                                       ---------   ---------          --------    --------       --------   -------
OPERATIONS:
   Net investment income (loss) .................      $  51,117   $  11,343          $ (1,443)   $ (1,581)      $    415   $  (128)
   Realized gain (loss) .........................        (36,299)     (2,411)           (1,807)      7,636            348        --
   Change in unrealized gain (loss)
      on investments ............................         (4,836)      3,761            (9,941)    (60,135)         7,059     3,100
                                                        --------   ---------          --------    --------       --------   -------

   Net increase (decrease) in net assets
      resulting from operationss ................          9,982      12,693           (13,191)    (54,080)         7,822     2,972
                                                        --------   ---------          --------    --------       --------   -------

UNIT TRANSACTIONS:
   Participant purchase payments ................        230,763     453,519                --     131,112         42,451    58,317
   Participant transfers from other
      Travelers accounts ........................         43,217      17,648                --          --         27,504        --
   Administrative and asset allocation charges ..         (1,052)       (332)               --          --             --        --
   Contract surrenders ..........................         (4,978)    (25,434)           (2,210)     (1,337)            --        --
   Participant transfers to other
      Travelers accounts ........................       (685,107)   (169,456)               --     (15,000)            --        --
   Other payments to participants                             --          --                --          --             --        --
                                                        --------   ---------          --------    --------       --------   -------

      Net increase (decrease) in net assets
         resulting from unit transactions .......       (417,157)    275,945            (2,210)    114,775         69,955    58,317
                                                        --------   ---------          --------    --------       --------   -------

         Net increase (decrease) in net assets ..       (407,175)    288,638           (15,401)     60,695         77,777    61,289

NET ASSETS:
      Beginning of year .........................        407,175     118,537           124,067      63,372         61,289        --
                                                        --------   ---------          --------    --------       --------   -------
      End of year ...............................       $     --   $ 407,175          $108,666    $124,067       $139,066   $61,289
                                                        ========   =========          ========    ========       ========   =======

                        See Notes to Financial Statements

                                      -30-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                        DREYFUS APPRECIATION PORTFOLIO -
SMALL CAP VALUE SERIES            INITIAL CLASS            SMALL CAP PORTFOLIO - INITIAL CLASS   APPRECIATION PORTFOLIO
----------------------   -------------------------------   -----------------------------------   ----------------------
    2001       2000              2001       2000                    2001        2000                 2001       2000
  --------   -------           --------   --------                --------   ---------              ------      ----

  $   (637)  $    19           $ (1,899)  $ (1,986)               $ (4,826)   $ (1,563)             $    9      $
       124       396             (4,660)     8,224                  32,354     222,079                  (3)      --

    12,216     6,383            (49,384)   (15,140)                (63,426)   (205,248)                 61       --
  ---------  -------           --------   --------                --------   ---------              -------     ---

    11,703     6,798            (55,943)    (8,902)                (35,898)     15,268                  67       --
  ---------  -------           --------   --------                --------   ---------              -------     ---

    65,663    15,603             47,422    249,676                 277,181     432,329               6,976       --

        --    20,000             20,000      2,231                  10,621      17,898                  --       --
        --        --                 --         --                      --          --                  --       --
        --        --             (5,758)   (16,447)                (18,170)     (3,235)                 --       --

        --        --            (51,491)   (31,380)                 (5,680)    (21,190)                 --       --
        --        --             (1,405)    (1,902)                     --          --                  --       --
  ---------  -------           --------   --------                --------   ---------              -------     ---

    65,663    35,603              8,768    202,178                 263,952     425,802               6,976       --
  ---------  -------           --------   --------                --------   ---------              -------     ---

    77,366    42,401            (47,175)   193,276                 228,054     441,070               7,043       --

    45,774     3,373            564,956    371,680                 487,855      46,785                  --       --
  --------   -------           --------   --------                --------   ---------              -------     ---
  $123,140   $45,774           $517,781   $564,956                $715,909   $ 487,855              $7,043      $--
  ========   =======           ========   ========                ========   =========              =======     ===

                        See Notes to Financial Statements

                                      -31-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    EQUITY INDEX PORTFOLIO -
                                                        CLASS II SHARES        FUNDAMENTAL VALUE PORTFOLIO
                                                    ------------------------   ---------------------------
                                                      2001          2000               2001     2000
                                                    ---------   ------------         --------   ----
OPERATIONS:
   Net investment income (loss) .................   $  (3,885)   $ (5,322)           $   (144)  $--
   Realized gain (loss) .........................     (10,156)      4,222               3,468    --
   Change in unrealized gain (loss)
      on investments ............................     (87,850)    (66,657)             (4,144)   --
                                                    ---------    --------            --------   ---

      Net increase (decrease) in net assets
         resulting from operations ..............    (101,891)    (67,757)               (820)   --
                                                    ---------    --------            --------   ---

UNIT TRANSACTIONS:
   Participant purchase payments ................     387,400     391,338             119,936    --
   Participant transfers from other
      Travelers accounts ........................      16,235       3,037               6,043    --
   Administrative and asset allocation charges...          --          --                  --    --
   Contract surrenders ..........................     (30,723)    (34,014)                 --    --
   Participant transfers to other
      Travelers accounts ........................     (20,091)    (29,212)                 --    --
   Other payments to participants ...............      (1,306)     (1,943)                 --    --
                                                    ---------    --------            --------   ---

      Net increase (decrease) in net assets
         resulting from unit transactions .......     351,515     329,206             125,979    --
                                                    ---------    --------            --------   ---

         Net increase (decrease) in net assets ..     249,624     261,449             125,159    --

NET ASSETS:
      Beginning of year .........................     634,493     373,044                  --    --
                                                    ---------    --------            --------   ---
      End of year ...............................   $ 884,117    $634,493            $125,159   $--
                                                    =========    ========            ========   ===

                                                    AGGRESSIVE GROWTH PORTFOLIO-
                                                            SERVICE SHARES
                                                    ----------------------------
                                                             2001    2000
                                                           -------   ----
OPERATIONS:
   Net investment income (loss) .................          $  (13)    $--
   Realized gain (loss) .........................              (6)     --
   Change in unrealized gain (loss)
      on investments ............................            (666)     --
                                                           ------     ---

      Net increase (decrease) in net assets
         resulting from operations ..............            (685)     --
                                                           ------     ---

UNIT TRANSACTIONS:
   Participant purchase payments ................           3,000      --
   Participant transfers from other
      Travelers accounts ........................              --      --
   Administrative and asset allocation charges...              --      --
   Contract surrenders ..........................              --      --
   Participant transfers to other
      Travelers accounts ........................              --      --
   Other payments to participants ...............              --      --
                                                           ------     ---

      Net increase (decrease) in net assets
         resulting from unit transactions .......           3,000      --
                                                           ------     ---

         Net increase (decrease) in net assets ..           2,315      --

NET ASSETS:
      Beginning of year .........................              --      --
                                                           ------     ---
      End of year ...............................          $2,315     $--
                                                           ======     ===

                        See Notes to Financial Statements

                                      -32-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

BALANCED PORTFOLIO -   WORLDWIDE GROWTH PORTFOLIO -
  SERVICE SHARES             SERVICE SHARES           EQUITY PORTFOLIO   TOTAL RETURN BOND PORTFOLIO
--------------------   ----------------------------   ----------------   ---------------------------
     2001    2000            2001        2000           2001      2000           2001     2000
   -------   ----          --------   --------        -------   ------         --------   ----

   $    48   $--           $ (3,446)  $   (859)       $  (47)   $  (30)        $   102    $--
      (372)   --            (31,930)     1,760            46       758             532     --

      (174)   --            (62,019)   (52,125)         (675)     (121)           (575)    --
   -------   ---           --------   --------        ------    ------         -------    ---

      (498)   --            (97,395)   (51,224)         (676)      607              59
   -------   ---           --------   --------        ------    ------         -------    ---

    16,248    --            224,038    378,349            --     7,651          28,109     --

       842    --              1,911        167            --        --              --
        --    --                 --         --            --                        --     --
        --    --             (1,109)        --            --        --              --     --

    (4,527)   --            (78,991)        --            --        --              --     --
        --    --                 --         --            --        --              --
   -------   ---           --------   --------        ------    ------         -------    ---

    12,563    --            145,849    378,516            --     7,651          28,109
   -------   ---           --------   --------        ------    ------         -------    ---

    12,065    --             48,454    327,292          (676)    8,258          28,168     --

        --    --            327,292         --         8,258        --              --     --
   -------   ---           --------   --------        ------    ------         -------    ---
   $12,065   $--           $375,746   $327,292        $7,582    $8,258         $28,168    $--
   =======   ===           ========   ========        ======    ======         =======    ===

                        See Notes to Financial Statements

                                      -33-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                     PUTNAM VT INTERNATIONAL     PUTNAM VT SMALL CAP VALUE    PUTNAM VT VOYAGER II
                                                  GROWTH FUND - CLASS IB SHARES    FUND - CLASS IB SHARES    FUND - CLASS IB SHARES
                                                  -----------------------------  -------------------------   ----------------------
                                                            2001   2000                 2001    2000              2001    2000
                                                          ------   ----                ------   ----              -----   ----
OPERATIONS:
   Net investment income (loss) .................         $  (21)   $--                $  (15)   $--              $  (4)   $--
   Realized gain (loss) .........................             (3)    --                    (1)    --                 (2)    --
   Change in unrealized gain (loss)
      on investments ............................           (146)    --                   426     --               (185)    --
                                                          ------    ---                ------    ---              -----    ---

      Net increase (decrease) in net assets
         resulting from operations ..............           (170)    --                   410     --               (191)    --
                                                          ------    ---                ------    ---              -----    ---

UNIT TRANSACTIONS:
   Participant purchase payments ................          2,000     --                 2,000     --                999     --
   Participant transfers from other
      Travelers accounts ........................          6,715     --                 2,350     --                 --     --
   Administrative and asset allocation charges                --     --                    --     --                 --     --
   Contract surrenders ..........................             --     --                    --     --                 --     --
   Participant transfers to other
      Travelers accounts ........................             --     --                    --     --                 --     --
   Other payments to participants ...............             --     --                    --     --                 --     --
                                                          ------    ---                ------    ---              -----    ---

   Net increase (decrease) in net assets
      resulting from unit transactions ..........          8,715     --                 4,350     --                999     --
                                                          ------    ---                ------    ---              -----    ---

      Net increase (decrease) in net assets .....          8,545     --                 4,760     --                808     --

NET ASSETS:
   Beginning of year ............................             --     --                    --     --                 --     --
                                                          ------    ---                ------    ---              -----    ---
   End of year ..................................         $8,545    $--                $4,760    $--              $ 808    $--
                                                          ======    ===                ======    ===              =====    ===

                        See Notes to Financial Statements

                                      -34-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

   CAPITAL FUND        INVESTORS FUND     SMALL CAP GROWTH FUND   TOTAL RETURN FUND
------------------   ------------------   ---------------------   -----------------
  2001       2000      2001       2000        2001    2000          2001      2000
--------   -------   --------   -------     -------    ---        -------   -------

$   (319)  $    98   $   (231)  $  (214)    $  (142)   $--        $   991   $   284
  (5,334)    4,317       (586)    1,547           3     --           (122)       --

     220    (1,950)    (4,548)    5,790       6,510     --           (369)      (47)
--------   -------   --------   -------     -------    ---        -------   -------

  (5,433)    2,465     (5,365)    7,123       6,371     --            500       237
--------   -------   --------   -------     -------    ---        -------   -------

 289,997    77,418     82,135    43,781       2,000     --         56,421    10,341

  67,549     8,475     53,517        --      75,000     --             --        --
      --        --         --        --          --     --             --        --
      --        --    (15,719)   (3,741)         --     --             --        --

 (47,595)       --         --        --          --     --         (5,267)       --
      --        --         --        --          --     --             --        --
--------   -------   --------   -------     -------    ---        -------   -------

 309,951    85,893    119,933    40,040      77,000     --         51,154    10,341
--------   -------   --------   -------     -------    ---        -------   -------

 304,518    88,358    114,568    47,163      83,371     --         51,654    10,578

  88,358        --     68,419    21,256          --     --         10,578        --
--------   -------   --------   -------     -------    ---        -------   -------
$392,876   $88,358   $182,987   $68,419     $83,371    $--        $62,232   $10,578
========   =======   ========   =======     =======    ===        =======   =======

                        See Notes to Financial Statements

                                      -35-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    SMITH BARNEY LARGE   SMITH BARNEY PREMIER SELECTIONS   STRONG MULTI CAP
                                                    CAP CORE PORTFOLIO      ALL CAP GROWTH PORTFOLIO         VALUE FUND II
                                                    ------------------   -------------------------------  ------------------
                                                        2001    2000              2001    2000              2001      2000
                                                       ------   ----             ------   ----            --------   -------
OPERATIONS:
   Net investment income (loss) .................      $   (9)   $--             $   (9)   $--            $   (562)  $  (135)
   Realized gain (loss) .........................          (2)    --                 (3)    --                  69        28
   Change in unrealized gain (loss)
      on investments ............................        (195)    --               (193)    --               3,641     3,361
                                                       ------    ---             ------    ---            --------   -------

      Net increase (decrease) in net assets
         resulting from operations ..............        (206)    --               (205)    --               3,148     3,254
                                                       ------    ---             ------    ---            --------   -------

UNIT TRANSACTIONS:
   Participant purchase payments ................       2,000     --              2,000     --              84,127        --
   Participant transfers from other
      Travelers accounts ........................          --     --                 --     --                  --    20,000
   Administrative and asset allocation charges...          --     --                 --     --                  --        --
   Contract surrenders ..........................          --     --                 --     --                  --        --
   Participant transfers to other
      Travelers accounts ........................          --     --                 --     --                  --        --
   Other payments to participants ...............          --     --                 --     --                  --        --
                                                       ------    ---             ------    ---            --------   -------

      Net increase (decrease) in net assets
         resulting from unit transactions .......       2,000     --              2,000     --              84,127    20,000
                                                       ------    ---             ------    ---            --------   -------

         Net increase (decrease) in net assets...       1,794     --              1,795     --              87,275    23,254

NET ASSETS:
   Beginning of year ............................          --     --                 --     --              23,254        --
                                                       ------    ---             ------    ---            --------   -------
   End of year ..................................      $1,794    $--             $1,795    $--            $110,529   $23,254
                                                       ======    ===             ======    ===            ========   =======

                        See Notes to Financial Statements

                                      -36-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

MONTGOMERY VARIABLE SERIES:   DISCIPLINED MID CAP STOCK
      GROWTH FUND                    PORTFOLIO            EQUITY INCOME PORTFOLIO   FEDERATED STOCK PORTFOLIO
---------------------------   -------------------------   -----------------------   -------------------------
    2001        2000               2001       2000            2001       2000              2001     2000
   --------   --------           --------   --------        --------   --------           -------   ----

   $  2,506   $   (645)          $ (1,584)  $   (509)       $  2,128   $    623           $   (38)   $--
      4,494      6,036              3,115      1,195              89       (769)                1     --

    (25,272)   (12,572)           (19,695)     5,439         (42,719)    33,258             1,505     --
   --------   --------           --------   --------        --------   --------           -------    ---

    (18,272)    (7,181)           (18,164)     6,125         (40,502)    33,112             1,468     --
   --------   --------           --------   --------        --------   --------           -------    ---

         --     64,447            183,680     94,693         524,921    143,671            18,783     --

         --         --                 --         --          51,350     60,677                --     --
         --         --                 --         --              --         --                --     --
     (1,371)        --             (6,076)        --          (7,624)   (16,469)               --     --

         --         --            (45,060)        --         (61,412)        --                --     --
         --         --                 --         --              --         --                --     --
   --------   --------           --------   --------        --------   --------           -------    ---

     (1,371)    64,447            132,544     94,693         507,235    187,879            18,783     --
   --------   --------           --------   --------        --------   --------           -------    ---

    (19,643)    57,266            114,380    100,818         466,733    220,991            20,251

     84,793     27,527            121,672     20,854         493,121    272,130                --     --
   --------   --------           --------   --------        --------   --------           -------    ---
   $ 65,150   $ 84,793           $236,052   $121,672        $959,854   $493,121           $20,251    $--
   ========   ========           ========   ========        ========   ========           =======    ===

                        See Notes to Financial Statements

                                      -37-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                             LAZARD INTERNATIONAL STOCK      MFS EMERGING
                                                      LARGE CAP PORTFOLIO            PORTFOLIO             GROWTH PORTFOLIO
                                                    ----------------------   --------------------------    ----------------
                                                       2001        2000            2001      2000           2001      2000
                                                    ----------   ---------       -------   -------         ------    ------
OPERATIONS:
   Net investment income (loss) .................   $   (6,902)  $  (5,113)      $  (158)  $   346         $   (8)     $--
   Realized gain (loss) .........................      (33,919)     45,454        (1,704)      709            378       --
   Change in unrealized gain (loss)
      on investments ............................     (165,313)   (171,603)       (2,964)   (3,249)          (741)      --
                                                    ----------   ---------       -------   -------         ------      ---

   Net increase (decrease) in net assets
      resulting from operations .................     (206,134)   (131,262)       (4,826)   (2,194)          (371)      --
                                                    ----------   ---------       -------   -------         ------      ---

UNIT TRANSACTIONS:
   Participant purchase payments ................      652,085     894,592        12,627    20,248          1,999       --
   Participant transfers from other
      Travelers accounts ........................        3,670      51,005            --        --             --       --
   Administrative and asset allocation charges ..           --          --            --        --             --       --
   Contract surrenders ..........................      (50,754)    (11,910)           --        --             --       --
   Participant transfers to other
      Travelers accounts ........................      (37,274)    (44,462)       (8,320)       --             --
   Other payments to participants ...............       (5,326)         --            --        --             --       --
                                                    ----------   ---------       -------   -------         ------      ---

      Net increase (decrease) in net assets
         resulting from unit transactions .......      562,401     889,225         4,307    20,248          1,999       --
                                                    ----------   ---------       -------   -------         ------      ---

      Net increase (decrease) in net assets .....      356,267     757,963          (519)   18,054          1,628       --

NET ASSETS:
   Beginning of year ............................      882,456     124,493        23,535     5,481             --       --
                                                    ----------   ---------       -------   -------         ------      ---
   End of year ..................................   $1,238,723   $ 882,456       $23,016   $23,535         $1,628      $--
                                                    ==========   =========       =======   =======         ======      ===

                        See Notes to Financial Statements

                                      -38-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

MFS MID CAP GROWTH PORTFOLIO   MFS RESEARCH PORTFOLIO   SOCIAL AWARENESS STOCK PORTFOLIO   STRATEGIC STOCK PORTFOLIO
----------------------------   ----------------------   --------------------------------   -------------------------
      2001        2000            2001       2000              2001        2000                 2001       2000
   ---------    ---------        ------    -------           --------    ---------            --------   -------
   $ (10,295)   $ (7,019)        $   (89)  $   (63)          $ (1,229)   $  (1,064)           $  1,370   $   202
     154,177      44,413             427       145             (1,093)         922              (1,610)    1,280

    (383,539)    (55,469)         (2,419)   (1,204)           (27,035)      (4,556)             (1,138)    1,138
   ---------    --------         -------   -------           --------    ---------            --------   -------

    (239,657)    (18,075)         (2,081)   (1,122)           (29,357)      (4,698)             (1,378)    2,620
   ---------    --------         -------   -------           --------    ---------            --------   -------

     222,529     761,444              --     9,999             27,326      146,922              30,413    17,703

      14,333      52,305              --        --                 --        3,037                  --        --

          --          --              --        --                 --           --                  --        --

     (31,039)    (18,489)             --        --             (9,782)     (17,905)             (1,321)       --

     (80,804)         --              --        --                 --      (36,281)            (48,037)       --
          --          --              --        --                 --           --                  --        --
   ---------    --------         -------   -------           --------    ---------            --------   -------

     125,019     795,260              --     9,999             17,544       95,773             (18,945)   17,703
   ---------    --------         -------   -------           --------    ---------            --------   -------

    (114,638)    777,185          (2,081)    8,877            (11,813)      91,075             (20,323)   20,323

     923,983     146,798           8,877        --            170,223       79,148              20,323        --
   ---------    --------         -------   -------           --------    ---------            --------   -------
   $ 809,345    $923,983         $ 6,796   $ 8,877           $158,410    $ 170,223            $     --   $20,323
   =========    ========         =======   =======           ========    =========            ========   =======

                        See Notes to Financial Statements

                                      -39-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                     TRAVELERS QUALITY BOND  U.S. GOVERNMENT SECURITIES
                                                           PORTFOLIO                 PORTFOLIO             UTILITIES PORTFOLIO
                                                     ---------------------    -------------------------  ---------------------
                                                         2001      2000            2001        2000          2001          2000
                                                       --------   -------        ---------   --------      ---------    --------
OPERATIONS:
   Net investment income (loss) ..................     $  5,306   $ 2,996        $ 12,861   $  4,107      $   3,567    $    696
   Realized gain (loss) ..........................          529       435           1,063      1,412          5,291       2,044
   Change in unrealized gain (loss)
      on investments .............................       (1,254)    1,137              93      9,511       (111,457)     11,634
                                                       --------   -------        --------   --------      ---------    --------

      Net increase (decrease) in net assets
         resulting from operations ...............        4,581     4,568          14,017     15,030       (102,599)     14,374
                                                       --------   -------        --------   --------      ---------    --------

UNIT TRANSACTIONS:

   Participant purchase payments .................      212,818    38,598         339,221     71,710        348,549     141,050
   Participant transfers from other
      Travelers accounts .........................       39,552    10,536         101,011     20,881         16,628       2,231
   Administrative and asset allocation charges               --        --              --         --             --          --
   Contract surrenders ...........................       (4,679)   (3,407)        (33,537)    (6,812)       (20,644)         --
   Participant transfers to other
      Travelers accounts .........................           --        --         (11,098)   (16,500)       (51,138)         --
   Other payments to participants ................           --        --              --         --             --          --
                                                       --------   -------        --------   --------      ---------    --------

      Net increase (decrease) in net assets
         resulting from unit transactions ........      247,691    45,727         395,597     69,279        293,395     143,281
                                                       --------   -------        --------   --------      ---------    --------

         Net increase (decrease) in net assets ...      252,272    50,295         409,614     84,309        190,796     157,655

NET ASSETS:
   Beginning of year .............................       78,786    28,491         177,284     92,975        159,615       1,960
                                                       --------   -------        --------   --------      ---------    --------
   End of year ...................................     $331,058   $78,786        $586,898   $177,284      $ 350,411    $159,615
                                                       ========   =======        ========   ========      =========    ========

                        See Notes to Financial Statements

                                      -40-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

AIM CAPITAL APPRECIATION                                                               PUTNAM DIVERSIFIED INCOME
     PORTFOLIO              ALLIANCE GROWTH PORTFOLIO    MFS TOTAL RETURN PORTFOLIO           PORTFOLIO
------------------------    -------------------------    --------------------------    -------------------------
     2001     2000              2001          2000           2001         2000                2001     2000
    ------    ----           ----------    ----------      ---------    --------            -------    ----
    $  (10)   $--            $  (11,568)   $   (8,400)     $  12,031    $  3,346            $ 2,046    $--
       485     --               (37,050)       67,679         21,354       6,816                (14)    --

      (742)    --              (132,676)     (259,857)       (41,334)     33,183             (1,792)    --
    ------    ---            ----------    ----------      ---------    --------            -------    ---

      (267)    --              (181,294)     (200,578)        (7,949)     43,345                240     --
    ------    ---            ----------    ----------      ---------    --------            -------    ---

     2,000     --               268,810       977,796        452,449     415,680             30,363     --

        --     --               532,258        47,222        124,824      42,178                 --     --
        --     --                    --            --             --          --                 --     --
        --     --               (73,673)       (8,698)       (29,770)     (5,216)                --     --

        --     --              (360,901)      (36,780)      (118,545)    (52,680)                --     --
        --     --                    --            --             --          --                 --     --
    ------    ---            ----------    ----------      ---------    --------            -------    ---

     2,000     --               366,494       979,540        428,958     399,962             30,363     --
    ------    ---            ----------    ----------      ---------    --------            -------    ---

     1,733     --               185,200       778,962        421,009     443,307             30,603     --

        --     --             1,094,921       315,959        556,330     113,023                 --     --
    ------    ---            ----------    ----------      ---------    --------            -------    ---
    $1,733    $--            $1,280,121    $1,094,921      $ 977,339    $556,330            $30,603    $--
    ======    ===            ==========    ==========      =========    ========            =======    ===

                        See Notes to Financial Statements

                                      -41-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    SMITH BARNEY AGGRESSIVE    SMITH BARNEY HIGH INCOME   SMITH BARNEY INTERNATIONAL
                                                       GROWTH PORTFOLIO               PORTFOLIO            ALL CAP GROWTH PORTFOLIO
                                                    -----------------------   -------------------------   --------------------------
                                                          2001     2000           2001        2000           2001           2000
                                                        --------   ----          -------     -------      -----------   ------------
OPERATIONS:
   Net investment income (loss) .................       $ (1,086)  $--           $ 6,839     $ 3,077      $    (3,132)  $      (979)
   Realized gain (loss) .........................            (16)   --              (537)        (26)         (58,891)      (25,673)
   Change in unrealized gain (loss)
      on investments ............................          6,790    --            (9,403)     (8,402)           4,853       (15,481)
                                                        --------   ---           -------     -------      -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ..............          5,688    --            (3,101)     (5,351)         (57,170)      (42,133)
                                                        --------   ---           -------     -------      -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ................        290,792    --                --      51,325           42,205       280,664
   Participant transfers from other
      Travelers accounts ........................         38,261    --                --          --        3,912,494     1,419,962
   Administrative and asset allocation charges ..             --    --                --          --               --            --
   Contract surrenders ..........................             --    --            (2,405)         --          (16,604)       (3,746)
   Participant transfers to other
      Travelers accounts ........................             --    --                --          --       (3,953,310)   (1,443,334)
   Other payments to participants ...............             --    --                --          --               --            --
                                                        --------   ---           -------     -------      -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......        329,053    --            (2,405)     51,325          (15,215)      253,546
                                                        --------   ---           -------     -------      -----------   -----------

         Net increase (decrease) in net assets ..        334,741    --            (5,506)     45,974          (72,385)      211,413

NET ASSETS:
   Beginning of year ............................             --    --            66,339      20,365          295,321        83,908
                                                        --------   ---           -------     -------      -----------   -----------
   End of year ..................................       $334,741   $--           $60,833     $66,339      $   222,936   $   295,321
                                                        ========   ===           =======     =======      ===========   ===========

                        See Notes to Financial Statements

                                      -42-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

SMITH BARNEY LARGE CAPITALIZATION  EMERGING GROWTH PORTFOLIO -  ENTERPRISE PORTFOLIO - CLASS II   SMITH BARNEY SMALL CAP GROWTH
        GROWTH PORTFOLIO                CLASS II SHARES                   SHARES                    OPPORTUNITIES PORTFOLIO
---------------------------------   --------------------------   -----------------------------   -----------------------------
        2001         2000                 2001    2000                   2001    2000                    2001     2000
      --------     --------              ------   ----                  ------   ----                   -------   ----

      $ (2,324)    $ (1,783)             $  (19)   $--                  $   (9)  $--                    $  (106)  $--
        (6,465)       2,455                  (6)    --                      (3)   --                        (13)   --

       (22,135)     (21,880)               (707)    --                    (165)   --                       (931)   --
      --------     --------              ------    ---                  ------   ---                    -------   ---

       (30,924)     (21,208)               (732)    --                    (177)   --                     (1,050)   --
      --------     --------              ------    ---                  ------   ---                    -------   ---

        45,907      118,539               4,000     --                   2,000    --                     17,272    --

         4,800       14,800                  --     --                      --    --                         --    --
            --           --                  --     --                      --    --                         --    --
            --         (103)                 --     --                      --    --                         --    --

       (13,212)     (15,000)                 --     --                      --    --                         --    --
            --           --                  --     --                      --    --                         --    --
      --------     --------              ------    ---                  ------   ---                    -------   ---

        37,495      118,236               4,000     --                   2,000    --                     17,272    --
      --------     --------              ------    ---                  ------   ---                    -------   ---

         6,571       97,028               3,268     --                   1,823    --                     16,222    --

       184,958       87,930                  --     --                      --    --                         --    --
      --------     --------              ------    ---                  ------   ---                    -------   ---
      $191,529     $184,958              $3,268    $--                  $1,823   $--                    $16,222   $--
      ========     ========              ======    ===                  ======   ===                    =======   ===

                        See Notes to Financial Statements

                                      -43-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                              DYNAMIC CAPITAL
                                                    ASSET MANAGER PORTFOLIO -  CONTRAFUND(R) PORTFOLIO -   APPRECIATION PORTFOLIO -
                                                         SERVICE CLASS 2           SERVICE CLASS 2            SERVICE CLASS 2
                                                     ------------------------   ------------------------   -----------------------
                                                         2001        2000             2001     2000              2001    2000
                                                       --------    --------          -------   ----             ------   ----
OPERATIONS:
   Net investment income (loss) .................      $  4,075    $   (768)         $   (59)  $--              $   (6)  $--
   Realized gain (loss) .........................         1,926        (266)              (1)   --                  (2)   --
   Change in unrealized gain (loss)
      on investments ............................       (11,249)     (7,554)             827    --                (103)   --
                                                       --------    --------          -------   ---              ------   ---

      Net increase (decrease) in net assets
         resulting from operations ..............        (5,248)     (8,588)             767    --                (111)   --
                                                       --------    --------          -------   ---              ------   ---

UNIT TRANSACTIONS:
   Participant purchase payments ................       106,442     172,649           11,777    --               3,372    --
   Participant transfers from other
      Travelers accounts ........................            --          --           10,757    --                  --    --
   Administrative and asset allocation charges ..            --          --               --    --                  --    --
   Contract surrenders ..........................        (2,191)         --               --    --                  --    --
   Participant transfers to other
      Travelers accounts ........................            --          --               --    --                  --    --
   Other payments to participants ...............            --          --               --    --                  --    --
                                                       --------    --------          -------   ---              ------   ---

      Net increase (decrease) in net assets
         resulting from unit transactions .......       104,251     172,649           22,534    --               3,372    --
                                                       --------    --------          -------   ---              ------   ---

         Net increase (decrease) in net assets ..        99,003     164,061           23,301    --               3,261    --

NET ASSETS:
   Beginning of year ............................       164,061          --               --    --                  --    --
                                                       --------    --------          -------   ---              ------   ---
   End of year ..................................      $263,064    $164,061          $23,301   $--              $3,261   $--
                                                       ========    ========          =======   ===              ======   ===

                        See Notes to Financial Statements

                                      -44-

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

             STATEMENT OF CHANGES IN NET ASSETS - CONTINUED FOR THE
                     YEARS ENDED DECEMBER 31, 2001 AND 2000

MID CAP PORTFOLIO - SERVICE
       CLASS 2                          COMBINED
---------------------------   --------------------------
       2001    2000               2001           2000
     -------   ----           ------------   -----------

     $   (49)  $--            $    210,804   $    36,560
          --    --                  44,482       488,267

       1,491    --              (1,841,257)   (1,240,111)
     -------   ---            ------------   -----------

       1,442    --              (1,585,971)     (715,284)
     -------   ---            ------------   -----------

      33,862    --              14,818,735    11,742,621

          --    --              10,636,424     3,540,357
          --    --                 (27,434)       (2,746)
          --    --                (814,392)     (307,504)

          --    --             (10,858,121)   (4,055,948)
          --    --                 (79,528)       (3,845)
     -------   ---            ------------   -----------

      33,862    --              13,675,684    10,912,935
     -------   ---            ------------   -----------

      35,304    --              12,089,713    10,197,651

          --    --              14,257,949     4,060,298
     -------   ---            ------------   -----------
     $35,304   $--            $ 26,347,662   $14,257,949
     =======   ===            ============   ===========

                        See Notes to Financial Statements

                                      -45-

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Separate Account Five for Variable Annuities ("Separate
     Account Five") is a separate account of The Travelers Insurance Company
     ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by
     The Travelers. Separate Account Five is registered under the Investment
     Company Act of 1940, as amended, as a unit investment trust. Separate
     Account Five is comprised of the Travelers Retirement Account product.

     Participant purchase payments applied to Separate Account Five are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2001, the investments comprising
     Separate Account Five were:

          Capital Appreciation Fund, Massachusetts business trust, affiliate of The Travelers
          High Yield Bond Trust, Massachusetts business trust, affiliate of The Travelers
          Managed Assets Trust, Massachusetts business trust, affiliate of The Travelers
          Money Market Portfolio, Massachusetts business trust, affiliate of The Travelers
          AIM Variable Insurance Funds, Inc., Delaware business trust
              AIM V.I. Value Fund
          CitiStreet Funds, Inc., Massachusetts business trust, affiliate of The Travelers (formerly American Odyssey Funds, Inc.)
              CitiStreet Diversified Bond Fund (formerly Long-Term Bond Fund)
              CitiStreet International Stock Fund (formerly International Equity Fund)
              CitiStreet Large Company Stock Fund (formerly Core Equity Fund)
              CitiStreet Small Company Stock Fund (formerly Emerging Opportunities Fund)
          Credit Suisse Warburg Pincus Trust, Massachusetts business trust (formerly Warburg Pincus Trust Portfolio)
              Credit Suisse Trust Emerging Markets Portfolio (formerly Emerging Markets Portfolio)
          Delaware Group Premium Fund, Inc., Maryland business trust
              REIT Series
              Small Cap Value Series
          Dreyfus Variable Investment Fund, Maryland business trust
              Appreciation Portfolio - Initial Class
              Small Cap Portfolio - Initial Class
          Greenwich Street Series Fund, Massachusetts business trust, affiliate of The Travelers
              Appreciation Portfolio
              Equity Index Portfolio - Class II Shares
              Fundamental Value Portfolio (formerly Total Return Portfolio)
          Janus Aspen Series, Delaware business trust
              Aggressive Growth Portfolio - Service Shares
              Balanced Portfolio - Service Shares
              Worldwide Growth Portfolio - Service Shares
          OCC Accumulation Trust, Massachusetts business trust
              Equity Portfolio
          PIMCO Variable Insurance Trust, Massachusetts business trust
              Total Return Bond Portfolio
          Putnam Variable Trust, Massachusetts business trust
              Putnam VT International Growth Fund - Class IB Shares
              Putnam VT Small Cap Value Fund - Class IB Shares
              Putnam VT Voyager II Fund - Class IB Shares
          Salomon Brothers Variable Series Fund Inc., Maryland business trust, affiliate of The Travelers
              Capital Fund
              Investors Fund
              Small Cap Growth Fund
              Total Return Fund
          Smith Barney Investment Series, Massachusetts business trust, affiliate of The Travelers
              Smith Barney Large Cap Core Portfolio
              Smith Barney Premier Selections All Cap Growth Portfolio
          Strong Variable Insurance Funds, Inc., Wisconsin business trust
              Strong Multi Cap Value Fund II (formerly Strong Schaffer Value Fund II)

                                      -46-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          The Montgomery Funds III, Delaware business trust
              Montgomery Variable Series: Growth Fund
          The Travelers Series Trust, Massachusetts business trust, affiliate of The Travelers
              Disciplined Mid Cap Stock Portfolio
              Equity Income Portfolio
              Federated Stock Portfolio
              Large Cap Portfolio
              Lazard International Stock Portfolio
              MFS Emerging Growth Portfolio
              MFS Mid Cap Growth Portfolio
              MFS Research Portfolio
              Social Awareness Stock Portfolio
              Travelers Quality Bond Portfolio
              U.S. Government Securities Portfolio
              Utilities Portfolio
          Travelers Series Fund Inc., Maryland business trust, affiliate of The Travelers
              AIM Capital Appreciation Portfolio
              Alliance Growth Portfolio
              MFS Total Return Portfolio
              Putnam Diversified Income Portfolio
              Smith Barney Aggressive Growth Portfolio
              Smith Barney High Income Portfolio
              Smith Barney International All Cap Growth Portfolio (formerly Smith Barney International Equity Portfolio)
              Smith Barney Large Capitalization Growth Portfolio
          Van Kampen Life Investment Trust, Delaware business trust
              Emerging Growth Portfolio - Class II Shares
              Enterprise Portfolio - Class II Shares
          Variable Annuity Portfolios, Massachusetts business trust, affiliate of The Travelers
              Smith Barney Small Cap Growth Opportunities Portfolio
          Variable Insurance Products Fund II, Massachusetts business trust
              Asset Manager Portfolio - Service Class 2
              Contrafund(R)Portfolio - Service Class 2
          Variable Insurance Products Fund III, Massachusetts business trust
              Dynamic Capital Appreciation Portfolio - Service Class 2
              Mid Cap Portfolio - Service Class 2

     Not all funds may be available in all states or to all contract owners.

     Effective April 27, 2001, the assets of Intermediate-Term Bond Fund of
     American Odyssey Funds, Inc. were combined with the assets of Long-Term
     Bond Fund of American Odyssey Funds, Inc. (currently the CitiStreet
     Diversified Bond Fund of CitiStreet Funds, Inc.). At the effective date,
     Separate Account Five held 68,861 shares of Intermediate-Term Bond Fund having a market value of $685,107, which were exchanged for 62,339 shares of CitiStreet Diversified Bond Fund equal in value.

     Effective April 27, 2001, the assets of Global High-Yield Bond Fund of
     American Odyssey Funds, Inc. were combined with the assets of Long-Term
     Bond Fund of American Odyssey Funds, Inc. (currently the CitiStreet
     Diversified Bond Fund of CitiStreet Funds, Inc.). At the effective date,
     Separate Account Five held 17,782 shares of Global High-Yield Bond Fund having a market value of $141,184, which were exchanged for 12,847 shares of CitiStreet Diversified Bond Fund equal in value.

     Effective October 26, 2001, the assets of Strategic Stock Portfolio of The
     Travelers Series Trust were combined into Investors Fund of Salomon
     Brothers Variable Series Fund Inc. At the effective date, Separate Account
     Five held 5,359 shares of Strategic Stock Portfolio having a market value of $47,973, which were exchanged for 3,926 shares of Investors Fund equal in value.

                                      -47-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The following is a summary of significant accounting policies consistently followed by Separate Account Five in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date. In 2001, net dividend income and realized gain (loss) distributions were disclosed separately as net investment income and realized gain (loss) on the Statement of Changes in
     Net Assets. Prior year information has been reclassified for comparative purposes.

     FEDERAL INCOME TAXES. The operations of Separate Account Five form a part of the total operations of The Travelers and are not taxed separately. The
     Travelers is taxed as a life insurance company under the Internal Revenue
     Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account
     Five. Separate Account Five is not taxed as a "regulated investment company" under Subchapter M of the Code.

     FINANCIAL HIGHLIGHTS. In 2001, Separate Account Five adopted the financial highlights disclosure recommended by the AICPA Audit Guide for Investment
     Companies. It is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each sub-account. As each sub-account offers multiple contract charges, certain information is provided in the form of a range. In certain instances, the range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

     OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
     Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $26,717,167 and $11,805,260 respectively, for the year ended December
     31, 2001. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $29,241,150 at December 31, 2001. Gross unrealized appreciation for all investments at December 31, 2001 was $86,580. Gross unrealized depreciation for all investments at December 31, 2001 was $2,978,958.

                                      -48-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

3.   CONTRACT CHARGES

     Insurance charges are paid for the mortality and expense risks assumed by
     The Travelers. Each business day, The Travelers deducts a mortality and expense charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.80%, for
     Standard Death Benefit contracts (identified in Note 5 with a preface of
     "Standard") and 1.25% for the Optional Death Benefit and Credit contracts
     (identified in Note 5 with a preface of "Optional").

     No sales charge is deducted from participant purchase payments when they are received. However, The Travelers may assess a contingent deferred sales charge (up to 5% if a participant's purchase payment is surrendered within five years of its payment date). Contract surrender payments include
     $21,707 and $1,025, of contingent deferred sales charges for the year ended
     December 31, 2001 and 2000, respectively. See the product prospectus for a more detailed explanation of withdrawal charges.

     Participants in CitiStreet Funds, Inc. (formerly American Odyssey Funds,
     Inc.) (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services LLC ("CitiStreet"), an affiliate of The Travelers. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 0.80% of the participant's assets in the
     Funds. These fees totaled $27,434 and $2,746, for the years ended December
     31, 2001 and 2000, respectively.

     If the Variable Annuitization Floor Benefit is selected, a charge is deducted. This charge compensates The Travelers for guaranteeing a minimum variable annuity payment regardless of the performance of the funding option. This charge will vary based upon market conditions, but will not exceed 3% annually. This charge will be set at the time of election and will remain level throughout the term of annuitization. If the Liquidity
     Benefit is selected, there is a surrender charge of 5% of the amount withdrawn. This floor benefit feature is available in Equity Index
     Portfolio - Class II Shares, Travelers Quality Bond Portfolio and U.S.
     Government Securities Portfolio only. Accordingly, in Note 5, these funding options list the values associated with each of these charges in effect as of December 31, 2001.

4.   OTHER

     If the Optional Death Benefit and Credit is selected, The Travelers will add a credit to the contract with each purchase payment. Each credit is added to the contract value when the applicable purchase payment is applied and will equal 2% of each purchase payment. These credits are applied pro rata to the same funding option(s) to which the purchase payment was applied. An additional annuitization credit is applied to a contract value once an annuity option is purchased. This credit equals 0.5% of the contract value if annuitized during contract years 2-5, 1% during contract years 6-10 and 2% after contract year 10. There is no credit applied to contracts held less than one year.

                                      -49-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   NET CONTRACT OWNERS' EQUITY*

                                                                      DECEMBER 31, 2001
                                                 ------------------------------------------------------------
                                                  ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                     UNITS        UNITS     VALUE    NET ASSETS    NET ASSETS
                                                 -------------   -------   ------   ------------   ----------
Capital Appreciation Fund
   Standard, 3% AIR ..................                 6,402        --     $0.547    $    3,499        $--
   Standard, 5% AIR ..................                    --        --      0.547            --         --
   Optional, 3% AIR ..................             1,489,104        --      0.542       807,737         --
   Optional, 5% AIR ..................                              --      0.542            --         --

High Yield Bond Trust
   Standard, 3% AIR ............................          --        --      1.067            --         --
   Standard, 5% AIR ............................          --        --      1.067            --         --
   Optional, 3% AIR ............................     426,670        --      1.054       449,815         --
   Optional, 5% AIR ............................          --        --      1.054            --         --

Managed Assets Trust
   Standard, 3% AIR ............................      25,510        --      1.013        25,837         --
   Standard, 5% AIR ............................                    --      1.013            --         --
   Optional, 3% AIR ............................   2,100,630        --      1.000     2,101,122         --
   Optional, 5% AIR ............................          --        --      1.000            --         --

Money Market Portfolio
   Standard, 3% AIR ............................      77,341        --      1.119        86,540         --
   Standard, 5% AIR ............................          --        --      1.119            --         --
   Optional, 3% AIR ............................   2,626,057        --      1.105     2,902,380         --
   Optional, 5% AIR ............................          --        --      1.105            --         --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Value Fund
      Standard, 3% AIR .........................          --        --      0.888            --         --
      Standard, 5% AIR .........................       3,000        --      0.888         2,664         --
      Optional, 3% AIR .........................          --                0.886            --         --
      Optional, 5% AIR .........................          --        --      0.886            --         --

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund
      Standard, 3% AIR .........................          --        --      1.157            --         --
      Standard, 5% AIR .........................          --        --      1.157            --         --
      Optional, 3% AIR .........................   3,246,930        --      1.143     3,710,496         --
      Optional, 5% AIR .........................          --                1.143            --         --
   CitiStreet International Stock Fund
      Standard, 3% AIR .........................          --        --      0.904            --         --
      Standard, 5% AIR .........................          --        --      0.904            --         --
      Optional, 3% AIR .........................   1,527,648        --      0.893     1,364,305         --
      Optional, 5% AIR .........................          --        --      0.893            --         --
   CitiStreet Large Company Stock Fund
      Standard, 3% AIR .........................          --        --      0.702            --         --
      Standard, 5% AIR .........................          --        --      0.702            --         --
      Optional, 3% AIR .........................   2,768,720        --      0.693     1,919,140         --
      Optional, 5% AIR .........................          --        --      0.693            --         --

                                      -50-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   NET CONTRACT OWNERS' EQUITY (CONTINUED)*

                                                                                DECEMBER 31, 2001
                                                          -----------------------------------------------------------
                                                          ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                              UNITS       UNITS    VALUE     NET ASSETS    NET ASSETS
                                                          ------------   -------   ------   ------------   ----------
CitiStreet Funds, Inc. (continued)
   CitiStreet Small Company Stock Fund
      Standard, 3% AIR ................................           --         --    $1.612     $     --      $    --
      Standard, 5% AIR ................................           --         --     1.612           --           --
      Optional, 3% AIR ................................      530,066         --     1.592      844,003           --
      Optional, 5% AIR ................................           --         --     1.592           --           --

Credit Suisse Warburg Pincus Trust
   Credit Suisse Trust Emerging Markets Portfolio
      Standard, 3% AIR ................................           --         --     0.916           --           --
      Standard, 5% AIR ................................           --         --     0.916           --           --
      Optional, 3% AIR ................................      119,978         --     0.906      108,666           --
      Optional, 5% AIR ................................           --         --     0.906           --           --

Delaware Group Premium Fund, Inc.
   REIT Series
      Standard, 3% AIR ................................           --         --     1.318           --           --
      Standard, 5% AIR ................................           --         --     1.318           --           --
      Optional, 3% AIR ................................      106,721         --     1.303      139,066           --
      Optional, 5% AIR ................................           --         --     1.303           --           --
   Small Cap Value Series
      Standard, 3% AIR ................................           --         --     1.289           --           --
      Standard, 5% AIR ................................           --         --     1.289           --           --
      Optional, 3% AIR ................................       96,668         --     1.274      123,140           --
      Optional, 5% AIR ................................           --         --     1.274           --           --

Dreyfus Variable Investment Fund
   Appreciation Portfolio - Initial Class
      Standard, 3% AIR ................................       27,197         --     0.958       26,062           --
      Standard, 5% AIR ................................           --         --     0.958           --           --
      Optional, 3% AIR ................................      498,927     20,653     0.946      472,173       19,546
      Optional, 5% AIR ................................           --         --     0.946           --           --
   Small Cap Portfolio - Initial Class
      Standard, 3% AIR ................................       13,265         --     1.298       17,215           --
      Standard, 5% AIR ................................           --         --     1.298           --           --
      Optional, 3% AIR ................................      545,002         --     1.282      698,694           --
      Optional, 5% AIR ................................           --         --     1.282           --           --

                                      -51-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   NET CONTRACT OWNERS' EQUITY (CONTINUED)*

                                                                                DECEMBER 31, 2001
                                                          -----------------------------------------------------------
                                                          ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                              UNITS       UNITS     VALUE     NET ASSETS   NET ASSETS
                                                          ------------   -------   ------   ------------   ----------
Greenwich Street Series Fund
   Appreciation Portfolio
      Standard, 3% AIR ................................        3,353         --    $0.943     $  3,163       $   --
      Standard, 5% AIR ................................        3,000         --     0.943        2,830           --
      Optional, 3% AIR ................................        1,117         --     0.941        1,050           --
      Optional, 5% AIR ................................           --         --     0.941           --           --
   Equity Index Portfolio - Class II Shares
      Standard, 3% AIR ................................       23,609         --     0.886       20,914           --
      Standard, 3% AIR .62% Floor Charge ..............           --         --     0.871           --           --
      Standard, 3% AIR 1.10% Floor Charge .............           --         --     0.859           --           --
      Standard, 5% AIR ................................           --         --     0.886           --           --
      Optional, 3% AIR ................................      966,104     20,564     0.875      845,212       17,991
      Optional, 3% AIR .83% Floor Charge ..............           --         --     0.855           --           --
      Optional, 3% AIR 1.40% Floor Charge .............           --         --     0.841           --           --
      Optional, 5% AIR ................................           --         --     0.875           --           --
   Fundamental Value Portfolio
      Standard, 3% AIR ................................           --         --     0.924           --           --
      Standard, 5% AIR ................................        3,000         --     0.924        2,773           --
      Optional, 3% AIR ................................      132,819         --     0.921      122,386           --
      Optional, 5% AIR ................................           --         --     0.921           --           --

Janus Aspen Series
   Aggressive Growth Portfolio - Service Shares
      Standard, 3% AIR ................................           --         --     0.772           --           --
      Standard, 5% AIR ................................        3,000         --     0.772        2,315           --
      Optional, 3% AIR ................................           --         --     0.770           --           --
      Optional, 5% AIR ................................           --         --     0.770           --           --
   Balanced Portfolio - Service Share
      Standard, 3% AIR ................................           --         --     0.962           --           --
      Standard, 5% AIR ................................        3,000         --     0.962        2,887           --
      Optional, 3% AIR ................................        9,564         --     0.960        9,178           --
      Optional, 5% AIR ................................           --         --     0.960           --           --
   Worldwide Growth Portfolio - Service Shares
      Standard, 3% AIR ................................        5,661         --     0.615        3,482           --
      Standard, 5% AIR ................................           --         --     0.615           --           --
      Optional, 3% AIR ................................      609,833         --     0.610      372,264           --
      Optional, 5% AIR ................................           --         --     0.610           --           --

OCC Accumulation Trust
   Equity Portfolio
      Standard, 3% AIR ................................           --         --     0.935           --           --
      Standard, 5% AIR ................................           --         --     0.935           --           --
      Optional, 3% AIR ................................        8,202         --     0.924        7,582           --
      Optional, 5% AIR ................................           --         --     0.924           --           --

                                      -52-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   NET CONTRACT OWNERS' EQUITY (CONTINUED)*

                                                                                    DECEMBER 31, 2001
                                                               ------------------------------------------------------------
                                                               ACCUMULATION    ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                                   UNITS        UNITS    VALUE     NET ASSETS    NET ASSETS
                                                               -------------   -------   ------   ------------   ----------
PIMCO Variable Insurance Trust
   Total Return Bond Portfolio
      Standard, 3% AIR .....................................          --          --     $1.057    $     --         $--
      Standard, 5% AIR .....................................       1,000          --      1.057       1,057          --
      Optional, 3% AIR .....................................      25,722          --      1.054      27,111          --
      Optional, 5% AIR .....................................          --          --      1.054          --          --

Putnam Variable Trust
   Putnam VT International Growth Fund - Class IB Shares
      Standard, 3% AIR .....................................          --          --      0.861          --          --
      Standard, 5% AIR .....................................       2,000          --      0.861       1,721          --
      Optional, 3% AIR .....................................       7,952          --      0.858       6,824          --
      Optional, 5% AIR .....................................          --          --      0.858          --          --
   Putnam VT Small Cap Value Fund - Class IB Shares
      Standard, 3% AIR .....................................          --          --      1.093          --          --
      Standard, 5% AIR .....................................       2,000          --      1.093       2,185          --
      Optional, 3% AIR .....................................       2,364          --      1.090       2,575          --
      Optional, 5% AIR .....................................          --          --      1.090          --          --
   Putnam VT Voyager II Fund -- Class IB Shares
      Standard, 3% AIR .....................................          --          --      0.808          --          --
      Standard, 5% AIR .....................................       1,000          --      0.808         808          --
      Optional, 3% AIR .....................................          --          --      0.806          --          --
      Optional, 5% AIR .....................................          --          --      0.806          --          --

Salomon Brothers Variable Series Fund Inc.
   Capital Fund
      Standard, 3% AIR .....................................          --          --      1.449          --          --
      Standard, 5% AIR .....................................          --          --      1.449          --          --
      Optional, 3% AIR .....................................     274,586          --      1.431     392,876          --
      Optional, 5% AIR .....................................          --          --      1.431          --          --
   Investors Fund
      Standard, 3% AIR .....................................          --          --      1.183          --          --
      Standard, 5% AIR .....................................          --          --      1.183          --          --
      Optional, 3% AIR .....................................     156,631          --      1.168     182,987          --
      Optional, 5% AIR .....................................          --          --      1.168          --          --
   Small Cap Growth Fund
      Standard, 3% AIR .....................................          --          --      0.974          --          --
      Standard, 5% AIR .....................................       2,000          --      0.974       1,947          --
      Optional, 3% AIR .....................................      83,878          --      0.971      81,424          --
      Optional, 5% AIR .....................................          --          --      0.971          --          --
   Total Return Fund
      Standard, 3% AIR .....................................          --          --      1.055          --          --
      Standard, 5% AIR .....................................          --          --      1.055          --          --
      Optional, 3% AIR .....................................      59,722          --      1.042      62,232          --
      Optional, 5% AIR .....................................          --          --      1.042          --          --

                                      -53-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   NET CONTRACT OWNERS' EQUITY (CONTINUED)*

                                                                                    DECEMBER 31, 2001
                                                              -----------------------------------------------------------
                                                              ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                                  UNITS       UNITS    VALUE     NET ASSETS    NET ASSETS
                                                              ------------   -------   ------   ------------   ----------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio
      Standard, 3% AIR ....................................            --       --     $0.897    $       --       $--
      Standard, 5% AIR ....................................         2,000       --      0.897         1,794        --
      Optional, 3% AIR ....................................            --       --      0.895            --        --
      Optional, 5% AIR ....................................            --       --      0.895            --        --
   Smith Barney Premier Selections All Cap Growth Portfolio
      Standard, 3% AIR ....................................            --       --      0.898            --        --
      Standard, 5% AIR ....................................         2,000       --      0.898         1,795        --
      Optional, 3% AIR ....................................            --       --      0.895            --        --
      Optional, 5% AIR ....................................            --       --      0.895            --        --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II
      Standard, 3% AIR ....................................            --       --      0.969            --        --
      Standard, 5% AIR ....................................            --       --      0.969            --        --
      Optional, 3% AIR ....................................       115,369       --      0.958       110,529        --
      Optional, 5% AIR ....................................            --       --      0.958            --        --

The Montgomery Funds III
   Montgomery Variable Series: Growth Fund
      Standard, 3% AIR ....................................            --       --      0.857            --        --
      Standard, 5% AIR ....................................            --       --      0.857            --        --
      Optional, 3% AIR ....................................        76,978       --      0.846        65,150        --
      Optional, 5% AIR ....................................            --       --      0.846            --        --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio
      Standard, 3% AIR ....................................         4,950       --      1.247         6,173        --
      Standard, 5% AIR ....................................            --       --      1.247            --        --
      Optional, 3% AIR ....................................       186,474       --      1.233       229,879        --
      Optional, 5% AIR ....................................            --       --      1.233            --        --
   Equity Income Portfolio
      Standard, 3% AIR ....................................       109,815       --      1.024       112,435        --
      Standard, 5% AIR ....................................            --       --      1.024            --        --
      Optional, 3% AIR ....................................       838,058       --      1.011       847,419        --
      Optional, 5% AIR ....................................            --       --      1.011            --        --
   Federated Stock Portfolio
      Standard, 3% AIR ....................................            --       --      1.002            --        --
      Standard, 5% AIR ....................................            --       --      1.002            --        --
      Optional, 3% AIR ....................................        20,459       --      0.990        20,251        --
      Optional, 5% AIR ....................................            --       --      0.990            --        --
   Large Cap Portfolio
      Standard, 3% AIR ....................................        96,848       --      0.851        82,459        --
      Standard, 5% AIR ....................................            --       --      0.851            --        --
      Optional, 3% AIR ....................................     1,375,102       --      0.841     1,156,264        --
      Optional, 5% AIR ....................................            --       --      0.841            --        --

                                      -54-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   NET CONTRACT OWNERS' EQUITY (CONTINUED)*

                                                                                 DECEMBER 31, 2001
                                                              -----------------------------------------------------------
                                                              ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                                 UNITS        UNITS    VALUE     NET ASSETS    NET ASSETS
                                                              ------------   -------   ------   ------------   ----------
The Travelers Series Trust (continued)
   Lazard International Stock Portfolio
      Standard, 3% AIR ....................................        4,591        --     $0.768     $  3,525        $--
      Standard, 5% AIR ....................................           --        --      0.768           --         --
      Optional, 3% AIR ....................................       25,696        --      0.759       19,491         --
      Optional, 5% AIR ....................................           --        --      0.759           --         --
   MFS Emerging Growth Portfolio
      Standard, 3% AIR ....................................           --        --      0.814           --         --
      Standard, 5% AIR ....................................        2,000        --      0.814        1,628         --
      Optional, 3% AIR ....................................           --        --      0.812           --         --
      Optional, 5% AIR ....................................           --        --      0.812           --         --
   MFS Mid Cap Growth Portfolio
      Standard, 3% AIR ....................................       33,694        --      1.317       44,373         --
      Standard, 5% AIR ....................................           --        --      1.317           --         --
      Optional, 3% AIR ....................................      587,839        --      1.301      764,972         --
      Optional, 5% AIR ....................................           --        --      1.301           --         --
   MFS Research Portfolio
      Standard, 3% AIR ....................................           --        --      0.874           --         --
      Standard, 5% AIR ....................................           --        --      0.874           --         --
      Optional, 3% AIR ....................................        7,875        --      0.863        6,796         --
      Optional, 5% AIR ....................................           --        --      0.863           --         --
   Social Awareness Stock Portfolio
      Standard, 3% AIR ....................................       14,167        --      0.921       13,041         --
      Standard, 5% AIR ....................................           --        --      0.921           --         --
      Optional, 3% AIR ....................................      159,905        --      0.909      145,369         --
      Optional, 5% AIR ....................................           --        --      0.909           --         --
   Travelers Quality Bond Portfolio
      Standard, 3% AIR ....................................       19,941        --      1.130       22,531         --
      Standard, 3% AIR .25% Floor Charge...................           --        --      1.122           --         --
      Standard, 3% AIR .43% Floor Charge ..................           --        --      1.117           --         --
      Standard, 5% AIR ....................................           --        --      1.130           --         --
      Optional, 3% AIR ....................................      276,488        --      1.116      308,527         --
      Optional, 3% AIR .33% Floor Charge ..................           --        --      1.106           --         --
      Optional, 3% AIR .53% Floor Charge ..................           --        --      1.100           --         --
      Optional, 5% AIR ....................................           --        --      1.116           --         --
   U.S. Government Securities Portfolio
      Standard, 3% AIR ....................................       20,423        --      1.154       23,566         --
      Standard, 3% AIR .25% Floor Charge ..................           --        --      1.146           --         --
      Standard, 3% AIR .43% Floor Charge ..................           --        --      1.140           --         --
      Standard, 5% AIR ....................................           --        --      1.154           --         --
      Optional, 3% AIR ....................................      494,329        --      1.140      563,332         --
      Optional, 3% AIR .33% Floor Charge ..................           --        --      1.129           --         --
      Optional, 3% AIR .53% Floor Charge ..................           --        --      1.123           --         --

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   NET CONTRACT OWNERS' EQUITY (CONTINUED)*

                                                                                   DECEMBER 31, 2001
                                                              ------------------------------------------------------------
                                                              ACCUMULATION   ANNUITY    UNIT     ACCUMULATION   ANNUITY
                                                                  UNITS       UNITS    VALUE      NET ASSETS   NET ASSETS
                                                              ------------   -------   ------   ------------   ----------
The Travelers Series Trust  (continued)
   U.S. Government Securities Portfolio (continued)
      Optional, 5% AIR ....................................            --       --     $1.140    $       --        $--
   Utilities Portfolio
      Standard, 3% AIR ....................................            --       --      0.903            --         --
      Standard, 5% AIR ....................................            --       --      0.903            --         --
      Optional, 3% AIR ....................................       392,587       --      0.893       350,411         --
      Optional, 5% AIR ....................................            --       --      0.893            --         --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
      Standard, 3% AIR ....................................            --       --      0.867            --         --
      Standard, 5% AIR ....................................         2,000       --      0.867         1,733         --
      Optional, 3% AIR ....................................            --       --      0.864            --         --
      Optional, 5% AIR ....................................            --       --      0.864            --         --
   Alliance Growth Portfolio
      Standard, 3% AIR ....................................        67,954       --      0.908        61,721         --
      Standard, 5% AIR ....................................            --       --      0.908            --         --
      Optional, 3% AIR ....................................     1,358,291       --      0.897     1,218,400         --
      Optional, 5% AIR ....................................            --       --      0.897            --         --
   MFS Total Return Portfolio
      Standard, 3% AIR ....................................        53,295       --      1.141        60,826         --
      Standard, 5% AIR ....................................            --       --      1.141            --         --
      Optional, 3% AIR ....................................       812,897       --      1.127       916,513         --
      Optional, 5% AIR ....................................            --       --      1.127            --         --
   Putnam Diversified Income Portfolio
      Standard, 3% AIR ....................................            --       --      1.032            --         --
      Standard, 5% AIR ....................................            --       --      1.032            --         --
      Optional, 3% AIR ....................................        30,002       --      1.020        30,603         --
      Optional, 5% AIR ....................................            --       --      1.020            --         --
   Smith Barney Aggressive Growth Portfolio
      Standard, 3% AIR ....................................         2,646       --      0.949         2,510         --
      Standard, 5% AIR ....................................         2,000       --      0.949         1,897         --
      Optional, 3% AIR ....................................       349,246       --      0.946       330,334         --
      Optional, 5% AIR ....................................            --       --      0.946            --         --
   Smith Barney High Income Portfolio
      Standard, 3% AIR ....................................        20,231       --      0.877        17,738         --
      Standard, 5% AIR ....................................            --       --      0.877            --         --
      Optional, 3% AIR ....................................        49,735       --      0.866        43,095         --
      Optional, 5% AIR ....................................            --       --      0.866            --         --
   Smith Barney International All Cap Growth Portfolio
      Standard, 3% AIR ....................................         3,291       --      0.810         2,665         --
      Standard, 5% AIR ....................................            --       --      0.810            --         --
      Optional, 3% AIR ....................................       275,427       --      0.800       220,271         --
      Optional, 5% AIR ....................................            --       --      0.800            --         --
   Smith Barney Large Capitalization Growth Portfolio
      Standard, 3% AIR ....................................            --       --      0.907            --         --
      Standard, 5% AIR ....................................            --       --      0.907            --         --
      Optional, 3% AIR ....................................       213,815       --      0.896       191,529         --
      Optional, 5% AIR ....................................            --       --      0.896            --         --

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   NET CONTRACT OWNERS' EQUITY (CONTINUED)*

                                                                                   DECEMBER 31, 2001
                                                              -----------------------------------------------------------
                                                              ACCUMULATION   ANNUITY    UNIT    ACCUMULATION     ANNUITY
                                                                 UNITS        UNITS     VALUE    NET ASSETS    NET ASSETS
                                                              ------------   -------   ------   ------------   ----------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares
      Standard, 3% AIR ....................................          --         --     $0.817    $        --     $    --
      Standard, 5% AIR ....................................       4,000         --      0.817          3,268          --
      Optional, 3% AIR ....................................          --         --      0.815             --          --
      Optional, 5% AIR ....................................          --         --      0.815             --          --
   Enterprise Portfolio - Class II Shares
      Standard, 3% AIR ....................................          --         --      0.911             --          --
      Standard, 5% AIR ....................................       2,000         --      0.911          1,823          --
      Optional, 3% AIR ....................................          --         --      0.909             --          --
      Optional, 5% AIR ....................................          --         --      0.909             --          --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
      Standard, 3% AIR ....................................          --         --      0.949             --          --
      Standard, 5% AIR ....................................       2,000         --      0.949          1,898          --
      Optional, 3% AIR ....................................      15,142         --      0.946         14,324          --
      Optional, 5% AIR ....................................          --         --      0.946             --          --

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2
      Standard, 3% AIR ....................................          --         --      0.900             --          --
      Standard, 5% AIR ....................................          --         --      0.900             --          --
      Optional, 3% AIR ....................................     294,346         --      0.894        263,064          --
      Optional, 5% AIR ....................................          --         --      0.894             --          --
   Contrafund(R)Portfolio - Service Class 2
      Standard, 3% AIR ....................................          --         --      0.950             --          --
      Standard, 5% AIR ....................................       3,000         --      0.950          2,850          --
      Optional, 3% AIR ....................................      21,595         --      0.947         20,451          --
      Optional, 5% AIR ....................................          --         --      0.947             --          --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation
   Portfolio - Service Class 2
      Standard, 3% AIR ....................................       2,853         --      0.846          2,415          --
      Standard, 5% AIR ....................................       1,000         --      0.846            846          --
      Optional, 3% AIR ....................................          --         --      0.844             --          --
      Optional, 5% AIR ....................................          --         --      0.844             --          --
   Mid Cap Portfolio - Service Class 2
      Standard, 3% AIR ....................................          --         --      1.032             --          --
      Standard, 5% AIR ....................................       2,000         --      1.032          2,065          --
      Optional, 3% AIR ....................................      32,298         --      1.029         33,239          --
      Optional, 5% AIR ....................................          --         --      1.029             --          --
                                                                                                 -----------     -------

Net Contract Owners' Equity ...............................                                      $26,310,125     $37,537
                                                                                                 ===========     =======

*An assumed interest rate of either 3% or 5% is applied in the calculation of annuity unit values depending on the type of annuitization selected. The values associated with each are identified in the table above as "3% AIR" and "5% AIR".

                                      -57-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   STATEMENT OF INVESTMENTS

                                                                      FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                ------------------------------------------------
INVESTMENTS                                                       NO. OF      MARKET       COST OF     PROCEEDS
                                                                  SHARES       VALUE      PURCHASES   FROM SALES
                                                                ---------   ----------   ----------   ----------
CAPITAL APPRECIATION FUND (3.1%)
   Total (Cost $831,077)                                           13,455   $  811,320   $4,030,220   $3,689,279
                                                                ---------   ----------   ----------   ----------

HIGH YIELD BOND TRUST (1.7%)
   Total (Cost $449,004)                                           49,763      449,861      150,162       10,731
                                                                ---------   ----------   ----------   ----------

MANAGED ASSETS TRUST (8.1%)
   Total (Cost $2,559,671)                                        136,796    2,127,177      802,899      319,057
                                                                ---------   ----------   ----------   ----------

MONEY MARKET PORTFOLIO (11.3%)
   Total (Cost $2,987,645)                                      2,987,645    2,987,645    2,744,105      819,863
                                                                ---------   ----------   ----------   ----------

AIM VARIABLE INSURANCE FUNDS, INC. (0.0%)
   AIM V.I. Value Fund
      Total (Cost $3,039)                                             114        2,664        3,057           14
                                                                ---------   ----------   ----------   ----------

CITISTREET FUNDS, INC. (29.8%)
   CitiStreet Diversified Bond Fund (Cost $3,690,601)             335,522    3,710,875    3,544,894      300,546
   CitiStreet International Stock Fund (Cost $1,564,941)          109,594    1,364,445    1,234,497       76,241
   CitiStreet Large Company Stock Fund (Cost $2,099,001)          175,282    1,919,339    1,644,861      105,136
   CitiStreet Small Company Stock Fund (Cost $959,800)             74,831      844,090      816,571      178,646
   Global High-Yield Bond Fund (Cost $0)                               --           --       64,602      142,980
   Intermediate-Term Bond Fund (Cost $0)                               --           --      327,817      692,875
                                                                ---------   ----------   ----------   ----------
      Total (Cost $8,314,343)                                     695,229    7,838,749    7,633,242    1,496,424
                                                                ---------   ----------   ----------   ----------

CREDIT SUISSE WARBURG PINCUS TRUST (0.4%)
   Credit Suisse Trust Emerging Markets Portfolio
      Total (Cost $172,472)                                        12,892      108,677        4,808        3,684
                                                                ---------   ----------   ----------   ----------

DELAWARE GROUP PREMIUM FUND, INC. (1.0%)
   REIT Series (Cost $128,921)                                     11,887      139,081       71,717        1,047
   Small Cap Value Series (Cost $104,380)                           6,306      123,153       66,120        1,096
                                                                ---------   ----------   ----------   ----------
      Total (Cost $233,301)                                        18,193      262,234      137,837        2,143
                                                                ---------   ----------   ----------   ----------

DREYFUS VARIABLE INVESTMENT FUND (4.7%)
   Appreciation Portfolio - Initial Class (Cost $569,707)          14,804      517,834       71,839       65,081
   Small Cap Portfolio - Initial Class (Cost $979,962)             20,381      715,982      336,791       31,161
                                                                ---------   ----------   ----------   ----------
      Total (Cost $1,549,669)                                      35,185    1,233,816      408,630       96,242
                                                                ---------   ----------   ----------   ----------

GREENWICH STREET SERIES FUND (3.9%)
   Appreciation Portfolio (Cost $6,982)                               325        7,043        7,006           21
   Equity Index Portfolio - Class II Shares (Cost $1,006,200)      31,388      884,208      418,457       70,928
   Fundamental Value Portfolio (Cost $129,316)                      6,560      125,171      129,724          368
                                                                ---------   ----------   ----------   ----------
      Total (Cost $1,142,498)                                      38,273    1,016,422      555,187       71,317
                                                                ---------   ----------   ----------   ----------

                                      -58-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                            --------------------------------------------
                                                                            NO. OF     MARKET      COST OF     PROCEEDS
                                                                            SHARES     VALUE      PURCHASES   FROM SALES
                                                                            ------   ----------   ---------   ----------
JANUS ASPEN SERIES (1.5%)
   Aggressive Growth Portfolio - Service Shares (Cost $2,981)                  107   $    2,315    $  3,000    $     13
   Balanced Portfolio - Service Shares (Cost $12,239)                          518       12,066      17,210       4,599
   Worldwide Growth Portfolio - Service Shares (Cost $489,929)              13,241      375,785     227,373      85,041
                                                                            ------   ----------    --------    --------
      Total (Cost $505,149)                                                 13,866      390,166     247,583      89,653
                                                                            ------   ----------    --------    --------

OCC ACCUMULATION TRUST (0.0%)
   Equity Portfolio
      Total (Cost $8,379)                                                      229        7,583         106         112
                                                                            ------   ----------    --------    --------

PIMCO VARIABLE INSURANCE TRUST (0.1%)
   Total Return Bond Portfolio
      Total (Cost $28,746)                                                   2,848       28,171      28,785          39
                                                                            ------   ----------    --------    --------

PUTNAM VARIABLE TRUST (0.1%)

   Putnam VT International Growth Fund - Class IB Shares (Cost $8,692)         691        8,546       8,714          19
   Putnam VT Small Cap Value Fund - Class IB Shares (Cost $4,334)              317        4,760       4,350          15
   Putnam VT Voyager II Fund - Class IB Shares (Cost $993)                     163          808       1,000           5
                                                                            ------   ----------    --------    --------
      Total (Cost $14,019)                                                   1,171       14,114      14,064          39
                                                                            ------   ----------    --------    --------

SALOMON BROTHERS VARIABLE SERIES FUND INC. (2.7%)
   Capital Fund (Cost $394,646)                                             26,021      392,917     362,375      50,173
   Investors Fund (Cost $181,563)                                           14,309      183,006     138,408      17,217
   Small Cap Growth Fund (Cost $76,870)                                      6,623       83,380      76,993         126
   Total Return Fund (Cost $62,655)                                          5,990       62,239      57,720       5,575
                                                                            ------   ----------    --------    --------
      Total (Cost $715,734)                                                 52,943      721,542     635,496      73,091
                                                                            ------   ----------    --------    --------

SMITH BARNEY INVESTMENT SERIES (0.0%)
   Smith Barney Large Cap Core Portfolio (Cost $1,988)                         187        1,794       2,000          10
   Smith Barney Premier Selections All Cap Growth Portfolio (Cost $1,988)      150        1,795       2,000           9
                                                                            ------   ----------    --------    --------
      Total (Cost $3,976)                                                      337        3,589       4,000          19
                                                                            ------   ----------    --------    --------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.4%)
   Strong Multi Cap Value Fund II

      Total (Cost $103,540)                                                 10,848      110,541      84,167         562
                                                                            ------   ----------    --------    --------

THE MONTGOMERY FUNDS III (0.2%)
   Montgomery Variable Series: Growth Fund

      Total (Cost $101,077)                                                  6,089       65,157       8,540       2,278
                                                                            ------   ----------    --------    --------

THE TRAVELERS SERIES TRUST (17.9%)
   Disciplined Mid Cap Stock Portfolio (Cost $247,375)                      15,320      236,077     201,076      53,309
   Equity Income Portfolio (Cost $976,857)                                  64,039      959,949     585,869      75,237
   Federated Stock Portfolio (Cost $18,748)                                  1,315       20,253      18,778          31
   Large Cap Portfolio (Cost $1,571,210)                                    89,642    1,238,849     662,996     107,113
   Lazard International Stock Portfolio (Cost $28,693)                       2,475       23,018      13,115       8,512
   MFS Emerging Growth Portfolio (Cost $2,369)                                 148        1,628       2,384           9
   MFS Mid Cap Growth Portfolio (Cost $1,236,712)                           82,510      809,427     425,305     123,144

                                      -59-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                 FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                         -------------------------------------------------
                                                                         NO. OF      MARKET        COST OF       PROCEEDS
                                                                         SHARES      VALUE        PURCHASES     FROM SALES
                                                                         -------   -----------   -----------   -----------
THE TRAVELERS SERIES TRUST  (CONTINUED)
   MFS Research Portfolio (Cost $10,420)                                     775   $     6,796   $       472   $       105
   Social Awareness Stock Portfolio (Cost $186,288)                        6,560       158,426        27,971        11,702
   Strategic Stock Portfolio (Cost $0)                                        --            --        32,619        49,793
   Travelers Quality Bond Portfolio (Cost $330,976)                       29,069       331,092       271,133        18,127
   U.S. Government Securities Portfolio (Cost $577,443)                   47,183       586,957       456,482        36,468
   Utilities Portfolio (Cost $450,310)                                    25,267       350,447       388,541        71,616
                                                                         -------   -----------   -----------   -----------
      Total (Cost $5,637,401)                                            364,303     4,722,919     3,086,741       555,166
                                                                         -------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (11.8%)
   AIM Capital Appreciation Portfolio (Cost $2,476)                          170         1,734         2,491             9
   Alliance Growth Portfolio (Cost $1,634,245)                            69,390     1,280,251       956,542       439,783
   MFS Total Return Portfolio (Cost $987,075)                             58,599       977,437       610,419       142,736
   Putnam Diversified Income Portfolio (Cost $32,398)                      3,051        30,606        32,726           314
   Smith Barney Aggressive Growth Portfolio (Cost $327,985)               24,946       334,775       328,889           888
   Smith Barney High Income Portfolio (Cost $78,053)                       7,107        60,838         7,568         3,162
   Smith Barney International All Cap Growth Portfolio (Cost $222,125)    18,626       222,958     3,949,718     3,968,171
   Smith Barney Large Capitalization Growth Portfolio (Cost $231,383)     14,734       191,548        50,659        15,532
                                                                         -------   -----------   -----------   -----------
      Total (Cost $3,515,740)                                            196,623     3,100,147     5,939,012     4,570,595
                                                                         -------   -----------   -----------   -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
   Emerging Growth Portfolio - Class II Shares (Cost $3,975)                 115         3,268         4,000            19
   Enterprise Portfolio - Class II Shares (Cost $1,988)                      122         1,823         2,000             9
                                                                         -------   -----------   -----------   -----------
      Total (Cost $5,963)                                                    237         5,091         6,000            28
                                                                         -------   -----------   -----------   -----------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
   Smith Barney Small Cap Growth Opportunities Portfolio
      Total (Cost $17,155)                                                 1,699        16,224        17,272           104
                                                                         -------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND II (1.1%)
   Asset Manager Portfolio - Service Class 2 (Cost $281,894)              18,321       263,091       115,484         4,711
   Contrafund(R)Portfolio - Service Class 2 (Cost $22,476)                 1,165        23,303        22,535            58
                                                                         -------   -----------   -----------   -----------
      Total (Cost $304,370)                                               19,486       286,394       138,019         4,769
                                                                         -------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND III (0.1%)
   Dynamic Capital Appreciation Portfolio -
   Service Class 2 (Cost $3,365)                                             535         3,261         3,373             6
   Mid Cap Portfolio - Service Class 2 (Cost $33,817)                      1,812        35,308        33,862            45
                                                                         -------   -----------   -----------   -----------
      Total (Cost $37,182)                                                 2,347        38,569        37,235            51
                                                                         -------   -----------   -----------   -----------

TOTAL INVESTMENTS (100%)
   (COST $29,241,150)                                                              $26,348,772   $26,717,167   $11,805,260
                                                                                   ===========   ===========   ===========

                                      -60-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   FINANCIAL HIGHLIGHTS

                                                                       FOR THE YEAR ENDED DECEMBER 31, 2001
                                                    --------------------------------------------------------------------------
                                                     UNITS      UNIT VALUE       NET ASSETS    INVESTMENT      EXPENSE RATIO
                                                    (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO    LOWEST TO HIGHEST
                                                    ------   -----------------   ----------   ------------   -----------------
CAPITAL APPRECIATION FUND                            1,496    $0.542 to 0.547      $  811         0.58%        0.80% to 1.25%
HIGH YIELD BOND TRUST                                  427              1.054         450         6.33%                 1.25%
MANAGED ASSETS TRUST                                 2,126     1.000 to 1.013       2,127         2.84%        0.80% to 1.25%
MONEY MARKET PORTFOLIO                               2,703     1.105 to 1.119       2,989         3.35%        0.80% to 1.25%
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Value Fund                                   3              0.888           3         0.13%                 0.80%
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund                  3,247              1.143       3,710         4.55%                 1.25%
   CitiStreet International Stock Fund               1,528              0.893       1,364         1.21%                 1.25%
   CitiStreet Large Company Stock Fund               2,769              0.693       1,919         0.91%                 1.25%
   CitiStreet Small Company Stock Fund                 530              1.592         844         0.05%                 1.25%
CREDIT SUISSE WARBURG PINCUS TRUST
   Credit Suisse Trust Emerging Markets Portfolio      120              0.906         109           --                  1.25%
DELAWARE GROUP PREMIUM FUND, INC.
   REIT Series                                         107              1.303         139         1.73%                 1.25%
   Small Cap Value Series                               97              1.274         123         0.53%                 1.25%
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio - Initial Class              547     0.946 to 0.958         518         0.85%        0.80% to 1.25%
   Small Cap Portfolio - Initial Class                 558     1.282 to 1.298         716         0.46%        0.80% to 1.25%
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                                7     0.941 to 0.943           7         0.77%        0.80% to 1.25%
   Equity Index Portfolio - Class II Shares          1,010     0.875 to 0.886         884         0.71%        0.80% to 1.25%
   Fundamental Value Portfolio                         136     0.921 to 0.924         125         0.51%        0.80% to 1.25%
JANUS ASPEN SERIES
   Aggressive Growth Portfolio - Service Shares          3              0.772           2           --                  0.80%
   Balanced Portfolio - Service Shares                  13     0.960 to 0.962          12         1.21%        0.80% to 1.25%
   Worldwide Growth Portfolio - Service Shares         615     0.610 to 0.615         376         0.28%        0.80% to 1.25%
OCC ACCUMULATION TRUST
   Equity Portfolio                                      8              0.924           8         0.68%                 1.25%
PIMCO VARIABLE INSURANCE TRUST
   Total Return Bond Portfolio                          27     1.054 to 1.057          28         2.59%        0.80% to 1.25%
PUTNAM VARIABLE TRUST
   Putnam VT International Growth Fund - Class
      IB Shares                                         10     0.858 to 0.861           9           --         0.80% to 1.25%
   Putnam VT Small Cap Value Fund - Class
      IB Shares                                          4     1.090 to 1.093           5           --         0.80% to 1.25%
   Putnam VT Voyager II Fund - Class IB Shares           1              0.808           1           --                  0.80%
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Capital Fund                                        275              1.431         393         1.11%                 1.25%
   Investors Fund                                      157              1.168         183         1.06%                 1.25%
   Small Cap Growth Fund                                86     0.971 to 0.974          83           --         0.80% to 1.25%
   Total Return Fund                                    60              1.042          62         5.02%                 1.25%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core Portfolio                 2              0.897           2           --                  0.80%
   Smith Barney Premier Selections All Cap
      Growth Portfolio                                   2              0.898           2           --                  0.80%
                                                    FOR THE YEAR ENDED DECEMBER 31, 2001
                                                    ------------------------------------
                                                            TOTAL RETURN
                                                          LOWEST TO HIGHEST*
                                                          ------------------
CAPITAL APPRECIATION FUND                                 (27.05%) to (26.58%)
HIGH YIELD BOND TRUST                                                   8.21%
MANAGED ASSETS TRUST                                        (6.28%) to (5.86%)
MONEY MARKET PORTFOLIO                                         2.50% to 2.94%
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Value Fund                                                (11.20%)
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund                                     5.54%
   CitiStreet International Stock Fund                                (22.42%)
   CitiStreet Large Company Stock Fund                                (16.81%)
   CitiStreet Small Company Stock Fund                                  0.32%
CREDIT SUISSE WARBURG PINCUS TRUST
   Credit Suisse Trust Emerging Markets Portfolio                     (10.74%)
DELAWARE GROUP PREMIUM FUND, INC.
   REIT Series                                                          7.42%
   Small Cap Value Series                                              10.49%
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio - Initial Class                 (10.50%) to (10.05%)
   Small Cap Portfolio - Initial Class                      (7.30%) to (6.89%)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                                    (5.70%) to 6.92%
   Equity Index Portfolio - Class II Shares               (13.45%) to (13.05%)
   Fundamental Value Portfolio                              (7.60%) to (4.36%)
JANUS ASPEN SERIES
   Aggressive Growth Portfolio - Service Shares                       (22.80%)
   Balanced Portfolio - Service Shares                      (3.80%) to (0.72%)
   Worldwide Growth Portfolio - Service Shares             (23.65%) to (7.10%)
OCC ACCUMULATION TRUST
   Equity Portfolio                                                    (8.24%)
PIMCO VARIABLE INSURANCE TRUST
   Total Return Bond Portfolio                                 0.00% to 5.70%
PUTNAM VARIABLE TRUST
   Putnam VT International Growth Fund - Class
      IB Shares                                             (13.90%) to 1.66%
   Putnam VT Small Cap Value Fund - Class
      IB Shares                                                9.30% to 9.66%
   Putnam VT Voyager II Fund - Class IB Shares                        (19.20%)
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Capital Fund                                                         0.63%
   Investors Fund                                                      (5.35%)
   Small Cap Growth Fund                                    (2.60%) to 14.50%
   Total Return Fund                                                   (2.07%)
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core Portfolio                              (10.30%)
   Smith Barney Premier Selections All Cap
      Growth Portfolio                                                (10.20%)

                                      -61-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                   FOR THE YEAR ENDED DECEMBER 31, 2001
                                                 --------------------------------------------------------------------------
                                                  UNITS      UNIT VALUE       NET ASSETS    INVESTMENT      EXPENSE RATIO
                                                 (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST
                                                 ------   -----------------   ----------   ------------   -----------------
STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Multi Cap Value Fund II                  115     $         0.958      $  111         0.01%                 1.25%
THE MONTGOMERY FUNDS III
   Montgomery Variable Series: Growth Fund          77               0.846          65         4.79%                 1.25%
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio             191      1.233 to 1.247         236         0.37%        0.80% to 1.25%
   Equity Income Portfolio                         948      1.011 to 1.024         960         1.52%        0.80% to 1.25%
   Federated Stock Portfolio                        20               0.990          20           --                  1.25%
   Large Cap Portfolio                           1,472      0.841 to 0.851       1,239         0.58%        0.80% to 1.25%
   Lazard International Stock Portfolio             30      0.759 to 0.768          23         0.12%        0.80% to 1.25%
   MFS Emerging Growth Portfolio                     2               0.814           2           --                  0.80%
   MFS Mid Cap Growth Portfolio                    622      1.301 to 1.317         809           --         0.80% to 1.25%
   MFS Research Portfolio                            8               0.863           7         0.04%                 1.25%
   Social Awareness Stock Portfolio                174      0.909 to 0.921         158         0.42%        0.80% to 1.25%
   Travelers Quality Bond Portfolio                296      1.116 to 1.130         331         4.08%        0.80% to 1.25%
   U.S. Government Securities Portfolio            515      1.140 to 1.154         587         4.61%        0.80% to 1.25%
   Utilities Portfolio                             393               0.893         350         2.29%                 1.25%
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio                2               0.867           2           --                  0.80%
   Alliance Growth Portfolio                     1,426      0.897 to 0.908       1,280         0.20%        0.80% to 1.25%
   MFS Total Return Portfolio                      866      1.127 to 1.141         977         2.78%        0.80% to 1.25%
   Putnam Diversified Income Portfolio              30               1.020          31         8.76%                 1.25%
   Smith Barney Aggressive Growth Portfolio        354      0.946 to 0.949         335           --         0.80% to 1.25%
   Smith Barney High Income Portfolio               70      0.866 to 0.877          61        11.65%        0.80% to 1.25%
   Smith Barney International All Cap Growth
      Portfolio                                    279      0.800 to 0.810         223           --         0.80% to 1.25%
Smith Barney Large Capitalization Growth
      Portfolio                                    214               0.896         192           --                  1.25%
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class II Shares         4               0.817           3           --                  0.80%
   Enterprise Portfolio - Class II Shares            2               0.911           2           --                  0.80%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth Opportunities
      Portfolio                                     17      0.946 to 0.949          16           --         0.80% to 1.25%
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio - Service Class 2       294               0.894         263         3.26%                 1.25%
   Contrafund(R)Portfolio - Service Class II        25      0.947 to 0.950          23            --        0.80% to 1.25%
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation Portfolio -
      Service Class 2                                4      0.846 to 0.846           3           --         0.80% to 0.80%
   Mid Cap Portfolio - Service Class 2              34      1.029 to 1.032          35           --         0.80% to 1.25%
                                                 FOR THE YEAR ENDED DECEMBER 31, 2001
                                                 ------------------------------------
                                                           TOTAL RETURN
                                                        LOWEST TO HIGHEST*
                                                        ------------------
STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Multi Cap Value Fund II                                     2.79%
THE MONTGOMERY FUNDS III
   Montgomery Variable Series: Growth Fund                          (21.81%)
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio                    (5.23%) to (4.81%)
   Equity Income Portfolio                                (7.76%) to (7.33%)
   Federated Stock Portfolio                                          8.67%
   Large Cap Portfolio                                  (18.35%) to (18.02%)
   Lazard International Stock Portfolio                 (27.09%) to (26.79%)
   MFS Emerging Growth Portfolio                                    (18.60%)
   MFS Mid Cap Growth Portfolio                         (24.62%) to (24.27%)
   MFS Research Portfolio                                           (23.43%)
   Social Awareness Stock Portfolio                     (16.76%) to (16.27%)
   Travelers Quality Bond Portfolio                          5.78% to 6.30%
   U.S. Government Securities Portfolio                      4.49% to 5.00%
   Utilities Portfolio                                              (23.94%)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio                               (13.30%)
   Alliance Growth Portfolio                            (14.41%) to (14.10%)
   MFS Total Return Portfolio                              (1.31%) to 3.35%
   Putnam Diversified Income Portfolio                               (0.10%)
   Smith Barney Aggressive Growth Portfolio               (8.51%) to 13.25%
   Smith Barney High Income Portfolio                     (5.04%) to (4.47%)
   Smith Barney International All Cap Growth
      Portfolio                                         (32.03%) to (31.70%)
Smith Barney Large Capitalization Growth
      Portfolio                                                     (13.60%)
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class II Shares                        (18.30%)
   Enterprise Portfolio - Class II Shares                            (8.90%)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth Opportunities
      Portfolio                                           (6.24%) to (5.10%)
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio - Service Class 2                         (5.60%)
   Contrafund(R)Portfolio - Service Class II               (5.00%) to 3.84%
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation Portfolio -
      Service Class 2                                     (15.40%) to 1.68%
   Mid Cap Portfolio - Service Class 2                       3.20% to 4.26%

* Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -62-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT FIVE
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                            CAPITAL APPRECIATION FUND   HIGH YIELD BOND TRUST   MANAGED ASSETS TRUST
                                            -------------------------   ---------------------   --------------------
                                               2001         2000           2001      2000          2001       2000
                                            ----------   ----------       -------   -------     ---------   --------
Accumulation and annuity units
   beginning of year ....................      978,236           --       311,004    93,082     1,820,288     912,998
Accumulation units purchased and
   transferred from other
   Travelers accounts ...................    6,816,611    2,611,790       121,476   217,922       553,544   1,266,319
Accumulation units redeemed and
   transferred to other
   Travelers accounts ...................   (6,299,341)  (1,633,554)       (5,810)       --      (247,692)   (359,029)
Annuity units ...........................           --           --            --        --            --          --
                                            ----------   ----------       -------   -------     ---------   ---------
Accumulation and annuity units
   end of year ..........................    1,495,506      978,236       426,670   311,004     2,126,140   1,820,288
                                            ==========   ==========       =======   =======     =========   =========

                                                                                            CITISTREET DIVERSIFIED
                                            MONEY MARKET PORTFOLIO    AIM V.I. VALUE FUND         BOND FUND
                                            -----------------------   -------------------   ----------------------
                                                2001        2000         2001    2000          2001        2000
                                              ---------   ---------      -----   ----        ---------   --------
Accumulation and annuity units
   beginning of year ....................       987,128     170,585         --     --          421,150     86,916
Accumulation units purchased and
   transferred from other
   Travelers accounts ...................     2,569,526   1,034,821      3,000     --        3,026,192    440,131
Accumulation units redeemed and
   transferred to other
   Travelers accounts ...................      (853,256)   (218,278)        --     --         (200,412)  (105,897)
Annuity units ...........................            --          --         --     --               --         --
                                              ---------   ---------      -----   ----        ---------   --------
Accumulation and annuity units
   end of year ..........................     2,703,398     987,128      3,000     --        3,246,930    421,150
                                              =========   =========      =====   ====        =========   ========

                                            CITISTREET INTERNATIONAL   CITISTREET LARGE COMPANY   CITISTREET SMALL COMPANY
                                                   STOCK FUND               STOCK FUND                    STOCK FUND
                                            ------------------------   ------------------------   ------------------------
                                                2001       2000             2001       2000           2001       2000
                                              ---------   -------        ----------   -------       --------   -------
Accumulation and annuity units
   beginning of year ....................       349,303    98,904           636,867    89,931        237,311    36,182
Accumulation units purchased and
   transferred from
   other Travelers accounts .............     1,238,659   278,697         2,295,748   624,351        412,263   223,859
Accumulation units redeemed and
   transferred to other
   Travelers accounts ...................       (60,314)  (28,298)         (163,895)  (77,415)      (119,508)  (22,730)
Annuity units ...........................            --        --                --        --             --        --
                                              ---------   -------         ---------   -------       --------   -------
Accumulation and annuity units
   end of year ..........................     1,527,648   349,303         2,768,720   636,867        530,066   237,311
                                              =========   =======         =========   =======       ========   =======

                                                                                                             CREDIT SUISSE TRUST
                                            GLOBAL HIGH-YIELD BOND FUND   INTERMEDIATE-TERM BOND FUND   EMERGING  MARKETS PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                  2001      2000                2001       2000                2001     2000
                                                --------   ------             --------   --------            -------   -------
Accumulation and annuity units
   beginning of year ....................         95,298   18,317              386,087    118,095            122,227    42,199
Accumulation units purchased and
   transferred from other
   Travelers accounts ...................         40,912   79,730              249,926    456,957                 --    90,489
Accumulation units redeemed and
   transferred to other
   Travelers accounts ...................       (136,210)  (2,749)            (636,013)  (188,965)            (2,249)  (10,461)
Annuity units ...........................             --       --                   --         --                 --        --
                                                --------   ------             --------   --------            -------   -------
Accumulation and annuity units
   end of year ..........................             --   95,298                   --    386,087            119,978   122,227
                                                ========   ======             ========   ========            =======   =======

                                      -63-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT FIVE
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                                                           DREYFUS APPRECIATION
                                               REIT SERIES      SMALL CAP VALUE SERIES   PORTFOLIO - INITIAL CLASS
                                            -----------------   ----------------------   -------------------------
                                             2001       2000        2001      2000            2001       2000
                                            -------   -------     -------   -------          -------   -------
Accumulation and annuity units
   beginning of year ....................    50,532        --      39,689     3,413          534,461   345,020
Accumulation units purchased and
   transferred from other
   Travelers accounts ...................    56,189    50,532      56,979    36,276           72,000    235,432
Accumulation units redeemed and
   transferred to other
   Travelers accounts ...................        --        --          --        --          (58,248)  (44,208)
Annuity units ...........................        --        --          --        --           (1,436)   (1,783)
                                            -------   -------     -------   -------          -------   -------
Accumulation and annuity units
   end of year ..........................   106,721    50,532      96,668    39,689          546,777   534,461
                                            =======   =======     =======   =======          =======   =======

                                            SMALL CAP PORTFOLIO -                            EQUITY INDEX PORTFOLIO -
                                                INITIAL CLASS       APPRECIATION PORTFOLIO      CLASS II SHARES
                                            ---------------------   ----------------------   ------------------------
                                               2001       2000           2001     2000           2001       2000
                                              -------   -------          -----   -----         ---------   -------
Accumulation and annuity units
   beginning of year ....................     352,796    37,863             --      --           627,571   330,440
Accumulation units purchased and
   transferred from other
   Travelers accounts ...................     225,521   333,235          7,470      --           441,266   357,491
Accumulation units redeemed and
   transferred to other
   Travelers accounts ...................     (20,050)  (18,302)            --      --           (57,129)  (58,585)
Annuity units ...........................          --        --             --      --            (1,431)   (1,775)
                                              -------   -------          -----   -----         ---------   -------
Accumulation and annuity units
   end of year ..........................     558,267   352,796          7,470      --         1,010,277   627,571
                                              =======   =======          =====   =====         =========   =======

                                                                         AGGRESSIVE GROWTH PORTFOLIO -   BALANCED PORTFOLIO -
                                            FUNDAMENTAL VALUE PORTFOLIO          SERVICE SHARES            SERVICE SHARES
                                            ---------------------------   ---------------------------   -------------------
                                                   2001    2000                  2001   2000                2001    2000
                                                 -------   ----                 -----   ----               ------   ----
Accumulation and annuity units
   beginning of year ....................             --    --                     --    --                    --   --
Accumulation units purchased and
   transferred from other
   Travelers accounts ...................        135,819    --                  3,000    --                17,600   --
Accumulation units redeemed and
   transferred to other
   Travelers accounts ...................             --    --                     --    --                (5,036)  --
Annuity units ...........................             --    --                     --    --                    --   --
                                                 -------    --                  -----    --                ------   --
Accumulation and annuity units
   end of year ..........................        135,819    --                  3,000    --                12,564   --
                                                 =======    ==                  =====    ==                ======   ==

                                           WORLDWIDE GROWTH PORTFOLIO -                      TOTAL RETURN BOND
                                                  SERVICE SHARES          EQUITY PORTFOLIO       PORTFOLIO
                                            --------------------------    ----------------   -----------------
                                                  2001      2000            2001    2000        2001    2000
                                                --------   -------         -----   -----       ------   ----
Accumulation and annuity units
   beginning of year ....................        409,725        --         8,202      --           --    --
Accumulation units purchased and
   transferred from other
   Travelers accounts ...................        336,997   409,725            --   8,202       26,722    --
Accumulation units redeemed and
   transferred to other
   Travelers accounts ...................       (131,228)       --            --      --           --    --
Annuity units ...........................             --        --            --      --           --    --
                                                --------   -------         -----   -----       ------    --
Accumulation and annuity units
   end of year ..........................        615,494   409,725         8,202   8,202       26,722    --
                                                ========   =======         =====   =====       ======    ==

                                      -64-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT FIVE
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                PUTNAM VT         PUTNAM VT
                                              INTERNATIONAL       SMALL CAP           PUTNAM VT
                                              GROWTH FUND -      VALUE FUND -     VOYAGER II FUND -
                                             CLASS IB SHARES    CLASS IB SHARES    CLASS IB SHARES
                                            ----------------   ----------------   -----------------
                                              2001     2000      2001     2000      2001      2000
                                            -------   ------   -------   ------   --------   ------
Accumulation and annuity units
   beginning of year ....................       --      --         --     --          --      --
Accumulation units purchased and
   transferred from other Travelers
      accounts ..........................    9,952      --      4,364     --       1,000      --
Accumulation units redeemed and
   transferred to other Travelers
      accounts ..........................       --      --         --     --          --      --
Annuity units ...........................       --      --         --     --          --      --
                                             -----      --      -----    ---       -----      --
Accumulation and annuity units
   end of year ..........................    9,952      --      4,364     --       1,000      --
                                             =====      ==      =====    ===       =====      ==

                                                                                   SMALL CAP GROWTH
                                               CAPITAL FUND     INVESTORS FUND            FUND
                                            ----------------   ----------------   -----------------
                                              2001     2000      2001     2000      2001      2000
                                            -------   ------   -------   ------   --------   ------
Accumulation and annuity units
   beginning of year ....................    62,150       --    55,437   19,555        --     --
Accumulation units purchased and
   transferred from other Travelers
      accounts ..........................   250,559   62,150   116,322   39,114    85,878     --
Accumulation units redeemed and
   transferred to other Travelers
      accounts ..........................   (38,123)      --   (15,128)  (3,232)       --     --
Annuity units ...........................        --       --        --       --        --     --
                                            -------   ------   -------   ------    ------     --
Accumulation and annuity units
   end of year ..........................   274,586   62,150   156,631   55,437    85,878     --
                                            =======   ======   =======   ======    ======     ==

                                                                                     SMITH BARNEY
                                                                                       PREMIER
                                                                 SMITH BARNEY       SELECTIONS ALL
                                               TOTAL RETURN     LARGE CAP CORE        CAP GROWTH
                                                   FUND            PORTFOLIO          PORTFOLIO
                                            ----------------   ----------------   -----------------
                                              2001     2000      2001     2000      2001      2000
                                            -------   ------   -------   ------   --------   ------
Accumulation and annuity units
   beginning of year ....................    9,945       --        --      --         --       --
Accumulation units purchased and
   transferred from other Travelers
      accounts ..........................   54,907    9,945     2,000      --      2,000       --
Accumulation units redeemed and
   transferred to other Travelers
      accounts ..........................   (5,130)      --        --      --         --       --
Annuity units ...........................       --       --        --      --         --       --
                                            ------    -----     -----      --      -----       --
Accumulation and annuity units
   end of year ..........................   59,722    9,945     2,000      --      2,000       --
                                            ======    =====     =====      ==      =====       ==

                                                                  MONTGOMERY        DISCIPLINED
                                            STRONG MULTI CAP   VARIABLE SERIES:    MID CAP STOCK
                                             VALUE FUND II       GROWTH FUND         PORTFOLIO
                                            ----------------   ----------------   ----------------
                                              2001     2000      2001     2000     2001      2000
                                            -------   ------   -------   ------   -------   ------
Accumulation and annuity units
   beginning of year ....................    24,959       --   78,405    22,857    93,514   18,453
Accumulation units purchased and
   transferred from other Travelers
      accounts ..........................    90,410   24,959       --    55,548   147,351   75,061
Accumulation units redeemed and
   transferred to other Travelers
      accounts ..........................        --       --   (1,427)       --   (49,441)      --
Annuity units ...........................        --       --       --        --        --       --
                                            -------   ------   ------    ------   -------   ------
Accumulation and annuity units
   end of year ..........................   115,369   24,959   76,978    78,405   191,424   93,514
                                            =======   ======   ======    ======   =======   ======

                                      -65-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT FIVE
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                   EQUITY INCOME PORTFOLIO   FEDERATED STOCK PORTFOLIO   LARGE CAP PORTFOLIO
                                                   -----------------------   -------------------------   -------------------
                                                        2001      2000              2001    2000            2001      2000
                                                      -------   -------            ------   ----         ---------   -------
Accumulation and annuity units
   beginning of year ...........................      449,690   267,472                --    --            856,401   102,047
Accumulation units purchased and
   transferred from other Travelers accounts ...      565,649   198,584            20,459    --            727,536   806,122
Accumulation units redeemed and
   transferred to other Travelers accounts .....      (67,466)  (16,366)               --    --           (111,987)  (51,768)
Annuity units ..................................           --        --                --    --                 --        --

                                                      -------   -------            ------    --          ---------   -------
Accumulation and annuity units
   end of year .................................      947,873   449,690            20,459    --          1,471,950   856,401
                                                      =======   =======            ======    ==          =========   =======

                                                   LAZARD INTERNATIONAL STOCK     MFS EMERGING
                                                            PORTFOLIO           GROWTH PORTFOLIO   MFS MID CAP GROWTH PORTFOLIO
                                                   --------------------------   ----------------   ----------------------------
                                                          2001     2000            2001   2000            2001     2000
                                                         ------   ------          -----   ----          -------   -------
Accumulation and annuity units
   beginning of year ...........................         22,579    4,591             --    --           535,005    91,838
Accumulation units purchased and
   transferred from other Travelers accounts ...         16,734   17,988          2,000    --           163,458   453,663
Accumulation units redeemed and
   transferred to other Travelers accounts .....         (9,026)      --             --    --           (76,930)  (10,496)
Annuity units ..................................             --       --             --    --                --        --
                                                         ------   ------          -----    --           -------   -------

Accumulation and annuity units
   end of year .................................         30,287   22,579          2,000    --           621,533   535,005
                                                         ======   ======          =====    ==           =======   =======

                                                                            SOCIAL AWARENESS
                                                   MFS RESEARCH PORTFOLIO   STOCK PORTFOLIO     STRATEGIC STOCK PORTFOLIO
                                                   ----------------------   -----------------   -------------------------
                                                        2001    2000          2001     2000           2001     2000
                                                       -----   -----        -------   -------       -------   ------
Accumulation and annuity units
   beginning of year .......................           7,875      --        155,819    71,203        19,858       --
Accumulation units purchased and
   transferred from other Travelers accounts ...          --   7,875         28,015   135,087        31,722   19,858
Accumulation units redeemed and
   transferred to other Travelers accounts .....          --      --         (9,762)  (50,471)      (51,580)      --
Annuity units ..................................          --      --             --        --            --       --

                                                       -----   -----        -------   -------       -------   ------
Accumulation and annuity units
   end of year .................................       7,875   7,875        174,072   155,819            --   19,858
                                                       =====   =====        =======   =======       =======   ======

                                                                                        U.S. GOVERNMENT
                                                   TRAVELERS QUALITY BOND PORTFOLIO   SECURITIES PORTFOLIO   UTILITIES PORTFOLIO
                                                   --------------------------------   --------------------   -------------------
                                                             2001     2000              2001      2000          2001     2000
                                                           -------   ------            -------   -------      -------   -------
Accumulation and annuity units
   beginning of year ...........................            74,542   28,468            162,417    96,290      135,986     2,049
Accumulation units purchased and
   transferred from other Travelers accounts ...           226,113   49,420            392,058    88,666      330,385   133,937
Accumulation units redeemed and
   transferred to other Travelers accounts .....            (4,226)  (3,346)           (39,723)  (22,539)     (73,784)       --
Annuity units ..................................                --       --                 --        --           --        --

                                                           -------   ------            -------   -------      -------   -------
Accumulation and annuity units
   end of year .................................           296,429   74,542            514,752   162,417      392,587   135,986
                                                           =======   ======            =======   =======      =======   =======

                                      -66-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT FIVE
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                  AIM CAPITAL APPRECIATION
                                                         PORTFOLIO           ALLIANCE GROWTH PORTFOLIO   MFS TOTAL RETURN PORTFOLIO
                                                  ------------------------   -------------------------   --------------------------
                                                         2001   2000             2001        2000              2001      2000
                                                        -----   ----           ---------   ---------         --------   -------
Accumulation and annuity units
   beginning of year ..........................            --    --            1,043,991     243,344          487,322   114,042
Accumulation units purchased and
   transferred from other Travelers accounts...         2,000    --              886,828     838,259          515,778   431,983
Accumulation units redeemed and
   transferred to other Travelers accounts.....            --    --             (504,574)    (37,612)        (136,908)  (58,703)
Annuity units .................................            --    --                   --          --               --        --
                                                        -----    --            ---------   ---------         --------   -------
Accumulation and annuity units
   end of year ................................         2,000    --            1,426,245   1,043,991          866,192   487,322
                                                        =====    ==            =========   =========         ========   =======

                                                  PUTNAM DIVERSIFIED INCOME   SMITH BARNEY AGGRESSIVE   SMITH BARNEY HIGH INCOME
                                                          PORTFOLIO              GROWTH PORTFOLIO               PORTFOLIO
                                                  -------------------------   -----------------------   ------------------------
                                                         2001    2000               2001     2000            2001     2000
                                                        ------   ----              -------   ----           ------   ------
Accumulation and annuity units
   beginning of year ..........................             --    --                    --    --            72,629   20,231
Accumulation units purchased and
   transferred from other Travelers accounts...         30,002    --               353,892    --                --   52,398
Accumulation units redeemed and
   transferred to other Travelers accounts ....             --    --                    --    --            (2,663)      --
Annuity units .................................             --    --                    --    --                --       --
                                                        ------    --               -------    --            ------   ------
Accumulation and annuity units
   end of year ................................         30,002    --               353,892    --            69,966   72,629
                                                        ======    ==               =======    ==            ======   ======

                                                                                 SMITH BARNEY LARGE
                                                  SMITH BARNEY INTERNATIONAL   CAPITALIZATION GROWTH   EMERGING GROWTH PORTFOLIO -
                                                   ALL CAP GROWTH PORTFOLIO          PORTFOLIO             CLASS II SHARES
                                                  --------------------------   ---------------------   ---------------------------
                                                      2001         2000            2001      2000               2001   2000
                                                   ----------   ----------       -------   -------             -----   ----
Accumulation and annuity units
   beginning of year ..........................       250,970       53,669       178,384    77,927                --    --
Accumulation units purchased and
   transferred from other Travelers accounts...     4,460,715    1,349,895        52,883   113,488             4,000    --
Accumulation units redeemed and
   transferred to other Travelers accounts.....    (4,432,967)  (1,152,594)      (17,452)  (13,031)               --    --
Annuity units .................................            --           --            --        --                --    --
                                                   ----------   ----------       -------   -------             -----    --
Accumulation and annuity units
   end of year ................................       278,718      250,970       213,815   178,384             4,000    --
                                                   ==========   ==========       =======   =======             =====    ==

                                                  ENTERPRISE PORTFOLIO -   SMITH BARNEY SMALL CAP GROWTH   ASSET MANAGER PORTFOLIO -
                                                    CLASS II SHARES           OPPORTUNITIES PORTFOLIO           SERVICE CLASS 2
                                                  ----------------------   -----------------------------   -------------------------
                                                        2001   2000                2001     2000               2001      2000
                                                       -----   ----               ------    ----              -------   -------
Accumulation and annuity units
   beginning of year ..........................           --    --                    --     --               173,343        --
Accumulation units purchased and
   transferred from other Travelers accounts...        2,000    --                17,142     --               123,377   173,343
Accumulation units redeemed and
   transferred to other Travelers accounts ....           --    --                    --     --                (2,374)       --
Annuity units .................................           --    --                    --     --                    --        --
                                                       -----    --                ------     --               -------   -------
Accumulation and annuity units
   end of year ................................        2,000    --                17,142     --               294,346   173,343
                                                       =====    ==                ======     ==               =======   =======

                                      -67-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT FIVE
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                  CONTRAFUND(R) PORTFOLIO -   DYNAMIC CAPITAL APPRECIATION    MID CAP PORTFOLIO -
                                                      SERVICE CLASS 2          PORTFOLIO - SERVICE CLASS 2      SERVICE CLASS 2
                                                  -------------------------   ----------------------------    -------------------
                                                         2001    2000                2001     2000                2001    2000
                                                         ----    ----                ----     ----                ----    ----
Accumulation and annuity units
   beginning of year ..........................             --    --                    --      --                    --    --
Accumulation units purchased and
   transferred from other Travelers accounts...         24,595    --                 3,853      --                34,298    --
Accumulation units redeemed and
   transferred to other Travelers accounts ....             --    --                    --      --                    --    --
Annuity units .................................             --    --                    --      --                    --    --
                                                        ------    --                 -----      --                ------    --
Accumulation and annuity units
   end of year ................................         24,595    --                 3,853      --                34,298    --
                                                        ======    ==                 =====      ==                ======    ==

                                                          COMBINED
                                                  ------------------------
                                                      2001         2000
                                                  -----------   ----------
Accumulation and annuity units
   beginning of year ..........................    13,319,096    3,617,981
Accumulation units purchased and
   transferred from other Travelers accounts ..    28,487,655   13,893,302
Accumulation units redeemed and
   transferred to other Travelers accounts ....   (14,647,062)  (4,188,629)
Annuity units .................................        (2,867)      (3,558)
                                                  -----------   ----------
Accumulation and annuity units
   end of year ................................    27,156,822   13,319,096
                                                  ===========   ==========

                                      -68-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Travelers Insurance Company and Owners of Variable
Annuity Contracts of The Travelers Separate Account Five for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The
Travelers Separate Account Five for Variable Annuities (comprised of the sub-accounts listed in note 1 to financial statements) (collectively, "the
Account") as of December 31, 2001, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December
31, 2001, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Account as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of
America.

KPMG LLP

Hartford, Connecticut
March 15, 2002

                                      -69-

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                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Five for Variable
Annuities or shares of Separate Account Five's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Five for Variable Annuities product(s)
offered by The Travelers Insurance Company and the Prospectuses for the
underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
     Note 16, which is as of February 27, 2002

1

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

REVENUES
Premiums	$2,102	$1,966	$1,728
Net investment income	2,831	2,730	2,506
Realized investment gains (losses)	125	(77)	113
Fee income	537	505	432
Other revenues	107	130	89

Total Revenues	5,702	5,254	4,868

BENEFITS AND EXPENSES
Current and future insurance benefits	1,862	1,752	1,505
Interest credited to contractholders	1,179	1,038	937
Amortization of deferred acquisition costs	379	347	315
General and administrative expenses	371	463	519

Total Benefits and Expenses	3,791	3,600	3,276

Income from operations before federal income taxes and cumulative effects of changes in accounting principles	1,911	1,654	1,592
Federal income taxes
Current	471	462	409
Deferred	159	89	136

Total Federal Income Taxes	630	551	545

Income before cumulative effects of changes in accounting principles	1,281	1,103	1,047
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(6)	—	—
Cumulative effect of change in accounting for securitized financial assets, net of tax	(3)	—	—

Net income	$1,272	$1,103	$1,047

See Notes to Consolidated Financial Statements.

2

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
($ in millions)

	At December 31,

	2001	2000

ASSETS
Fixed maturities, available for sale at fair value (including $2,309 and $1,494 subject to securities lending agreements)	$32,072	$26,812
Equity securities, at fair value	472	592
Mortgage loans	1,995	2,187
Real estate held for sale	55	31
Policy loans	1,208	1,249
Short-term securities	3,053	2,136
Trading securities, at fair value	1,880	1,870
Other invested assets	2,485	2,356

Total Investments	43,220	37,233

Cash	146	150
Investment income accrued	487	442
Premium balances receivable	137	97
Reinsurance recoverables	4,163	3,977
Deferred acquisition costs	3,461	2,989
Separate and variable accounts	24,837	24,006
Other assets	1,415	1,399

Total Assets	$77,866	$70,293

LIABILITIES
Contractholder funds	$22,810	$19,394
Future policy benefits and claims	14,221	13,300
Separate and variable accounts	24,837	23,994
Deferred federal income taxes	409	284
Trading securities sold not yet purchased, at fair value	891	1,109
Other liabilities	5,513	3,818

Total Liabilities	$68,681	$61,899

SHAREHOLDER’S EQUITY
Common stock, par value $2.50; 40 million shares authorized, issued and outstanding	100	100
Additional paid-in capital	3,869	3,848
Retained earnings	5,142	4,342
Accumulated other changes in equity from nonowner sources	74	104

Total Shareholder’s Equity	9,185	8,394

Total Liabilities and Shareholder’s Equity	$77,866	$70,293

See Notes to Consolidated Financial Statements.

3

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND
ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

Statements of Changes in Retained Earnings
Balance, beginning of year	$4,342	$4,099	$3,602
Net income	1,272	1,103	1,047
Dividends to parent	472	860	550

Balance, end of year	$5,142	$4,342	$4,099

Statements of Accumulated Other Changes In Equity From Nonowner Sources
Balance, beginning of year	$104	$(398)	$598
Cumulative effect of accounting for derivative instruments and hedging activities, net of tax	(29)	0	0
Unrealized gains (losses), net of tax	68	501	(996)
Foreign currency translation, net of tax	(5)	1	0
Derivative instrument hedging activity losses, net of tax	(64)	0	0

Balance, end of year	$74	$104	$(398)

Summary of Changes in Equity From Nonowner Sources
Net Income	$1,272	$1,103	$1,047
Other changes in equity from nonowner sources	(30)	502	(996)

Total changes in equity from nonowner sources	$1,242	$1,605	$51

See Notes to Consolidated Financial Statements.

4

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS
Increase (Decrease) in Cash
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

Cash Flows from Operating Activities
Premiums collected	$2,109	$1,986	$1,715
Net investment income received	2,430	2,489	2,365
Other revenues received	867	865	537
Benefits and claims paid	(1,176)	(1,193)	(1,094)
Interest credited to contractholders	(1,159)	(1,046)	(958)
Operating expenses paid	(1,000)	(970)	(1,013)
Income taxes paid	(472)	(490)	(393)
Trading account investments purchases, net	(92)	(143)	(80)
Other	(227)	(258)	(104)

Net Cash Provided by Operating Activities	1,280	1,240	975

Cash Flows from Investing Activities
Proceeds from maturities of investments
Fixed maturities	3,706	4,257	4,103
Mortgage loans	455	380	662
Proceeds from sales of investments
Fixed maturities	14,110	10,840	12,562
Equity securities	112	397	100
Real estate held for sale	6	244	219
Purchases of investments
Fixed maturities	(22,556)	(17,836)	(18,129)
Equity securities	(50)	(7)	(309)
Mortgage loans	(287)	(264)	(470)
Policy loans, net	41	9	599
Short-term securities (purchases) sales, net	(914)	(810)	316
Other investments (purchases), sales, net	103	(461)	(413)
Securities transactions in course of settlement, net	1,086	944	(463)

Net Cash Used in Investing Activities	(4,188)	(2,307)	(1,223)

Cash Flows from Financing Activities
Contractholder fund deposits	8,308	6,022	5,764
Contractholder fund withdrawals	(4,932)	(4,030)	(4,946)
Dividends to parent company	(472)	(860)	(550)
Net Cash Provided by Financing Activities	2,904	1,132	268

Net increase (decrease) in cash	(4)	65	20
Cash at December 31, previous year	150	85	65

Cash at December 31, current year	$146	$150	$85

See Notes to Consolidated Financial Statements.

5

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

Basis of Presentation

At December 31, 2001 and 2000, The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), was a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompan y transactions and balances have been eliminated. See Note 16.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2001 presentation.

Accounting Changes

Accounting for Derivative Instruments and Hedging Activities

Effective January 1, 2001, the Company adopted the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities” (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation.

As a result of adopting FAS 133, the Company recorded a charge of $6 million after tax, reflected as a cumulative catch-up adjustment in the consolidated statement of income and a charge of $29 million after tax, reflected as a cumulative catch-up adjustment in the accumulated other changes in equity from nonowner sources section of shareholder’s equity. During the twelve months ending December 31, 2001, the Company reclassified from accumulated other changes in equity from nonowner sources into net investment income $35 million of losses related to derivatives that were designated as cash flow hedges at transition.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets

In April 2001, the Company adopted the FASB Emerging Issues Task Force (EITF) 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on

6

certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded a charge of $3 million after tax, reflected as a cumulative catch-up adjustment in the consolidated statement of income. The implementation of this EITF did not have a significant impact on results of operations, financial condition or liquidity.

Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

In September 2000, the FASB issued Statement of Financial Accounting Standards No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of FASB Statement No. 125” (FAS 140). Provisions of FAS 140 primarily relating to transfers of financial assets and securitizations that differ from provisions of “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FAS 125) are effective for transfers taking place after March 31, 2001. Special purpose entities (SPEs) used in securitizations that are currently qualifying SPEs under FAS 125 will continue to be treated as qualifying SPEs so long as they issue no new beneficial interests and accept no new asset transfers after March 31, 2001, other than transfers committed to prior to that date. Under FAS 140 qualifying SPEs are not consolidated by the transferor. FAS 140 also amends the accounting for collateral and requires n ew disclosures for collateral, securitizations, and retained interests in securitizations. These provisions are effective for financial statements for fiscal years ending after December 15, 2000. The accounting for collateral, as amended, requires (a) certain assets pledged as collateral to be separately reported in the consolidated balance sheet from assets not so encumbered and (b) disclosure of assets pledged as collateral that have not been reclassified and separately reported. The adoption of FAS 140 did not have a significant effect on the Company’s results of operations, financial condition or liquidity. See Note 4.

Accounting Standards Not Yet Adopted

Business Combinations, Goodwill and Other Intangible Assets

In July 2001, the FASB issued Statements of Financial Accounting Standards No. 141, “Business Combinations” (FAS 141) and No. 142, “Goodwill and Other Intangible Assets” (FAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. The Company will apply the new rules on accounting for goodwill and other intangible assets in the first quarter of 2002 and for purchase business combinations consummated after June 30, 2001.

Upon adoption, the Company will stop amortizing goodwill and indefinite-lived intangible assets. Based on the current levels of these assets, this would reduce general and administrative expenses and increase net income by approximately $11 million in 2002. In addition, the Company has performed the transitional impairment tests using the fair value approach required by the new standard. Based upon these tests, the Company does not anticipate impairing goodwill or other intangible assets as of January 1, 2002.

Asset Retirement Obligations

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 143, “Accounting for Asset Retirement Obligations” (FAS 143). FAS 143 changes the measurement of an asset retirement obligation from a cost-accumulation approach to a fair value approach, where the fair value (discounted value) of an asset retirement obligation is recognized as a liability in the period in which it is incurred and accretion expense is recognized using the credit-adjusted risk-free interest rate in effect when the liability was initially recognized. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and subsequently amortized into expense. The pre-FAS 143 prescribed practice of reporting a retirement obligation as a contra-asset will no longer be allowed. The Company is in the process of assessing the impact of the new standard that will take effect on January 1, 2003.

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Impairment or Disposal of Long-Lived Assets

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets” (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur.

The Company will adopt FAS 144 effective January 1, 2002. The provisions of the new standard are generally to be applied prospectively and are not expected to significantly affect the Company’s results of operations, financial condition or liquidity.

Accounting Policies

Investments

Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider. Fixed maturities, including instruments subject to securities lending agreements (see Note 4), are classified as “available for sale” and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder’s equity.

Equity securities, which include common and non-redeemable preferred stocks, are classified as “available for sale” and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder’s equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 2001 and 2000.

Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2001 and 2000.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 13.

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Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received. Investments in default at December 31, 2001 and 2000 were insignificant.

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, currency swaps, equity swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company, through Tribeca Investments LLC, a subsidiary that is a broker-dealer, holds and issues derivative instruments for trading purposes. (See Note 11 for a more detailed description of the Company’s derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other invested assets while derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains (losses), together with changes in the fair value of the related hedged item. The Company’s fair value hedges are primarily of available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives’ fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder’s equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains (losses). The Company’s cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any forward premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder’s equity. The ineffective portion is reflected in realized investment gains (losses).

Derivatives that are used to hedge instruments that are carried at fair value, or do not qualify as hedges under the new rules, are also carried at fair value with changes in value reflected in realized investment gains (losses).

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any excess gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains (losses).

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder’s equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains (losses).

Financial instruments with embedded derivatives:

The Company bifurcates an embedded derivative where a.) the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, b.) the

9

entire instrument would not otherwise be remeasured at fair value and c.) a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses). Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses) consistent with the hedge instrument. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistent with the risk management strategy as follows. Derivatives used for hedging purposes were generally accounted for using hedge accounting. Changes in value of the derivatives which were expected to substantially offset the changes in value of the hedged items qualified for hedge accounting. Hedges were monitored to ensure that there was a high correlation between the derivative instrument and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the consolidated statement of income as realized gains (losses).

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging investments were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investment gains (losses). Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investment gains (losses) and any forward premium or discount was recognized in net investment income over the life of the contract. Gains and losses from forward contracts hedging foreign operations were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity.

Investment Gains and Losses

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Other-than-temporary declines in fair value of investments are included in realized investment gains and losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

Deferred Acquisition Costs

Costs of acquiring individual life insurance and annuities, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance, are amortized in relation to anticipated premiums. Universal life costs are amortized in relation to estimated gross profits, and annuity contracts employ a level yield method. For life insurance, a 15 to 20-year amortization period is used, and a 7 to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

Value of Insurance in Force

The value of insurance in force is an asset that was recorded at the time of acquisition of the Company by Citigroup’s predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life

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insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. The carrying value at December 31, 2001 and 2000 was $144 million and $170 million, respectively.

Separate and Variable Accounts

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value.

Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB Statements of Financial Accounting Standards No. 141 “Business Combinations” (FAS 141) and No. 142 “Goodwill and Other Intangible Assets” (FAS 142), which will be applied to goodwill and intangible assets in the first quarter of 2002, goodwill is being amortized on a straight-line basis principally over a 40-year period. The carrying amount of $336 million and $334 million of goodwill and other intangible assets at December 31, 2001 and 2000, respectively, is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of FAS 141 and FAS 142, the Company will stop amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 1, Summary of Significant Accounting Policies, Accounting Standards Not Yet Adopted.

Contractholder Funds

Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 1.9% to 14.0%.

Future Policy Benefits

Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 8.1%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

Guaranty Fund and Other Insurance Related Assessments

Included in Other Liabilities is the Company’s estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company’s share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2001 and 2000, the Company had a liability of $22.3 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.3 million and $3.4 million, respectively. The assessments are expected to be paid over

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a period of 3 to 5 years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

Permitted Statutory Accounting Practices

The Company’s insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

Premiums

Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

Fee Income

Fee income includes mortality, administrative and equity protection charges, as well as universal life and variable annuity separate account management fees.

Other Revenues

Other revenues include surrender, penalties and other charges related to annuity and universal life contracts. Also included are revenues of non-insurance subsidiaries and amortization of deferred income.

Current and Future Insurance Benefits

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

Interest Credited to Contractholders

Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

Federal Income Taxes

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

Stock-Based Compensation

The Company accounts for the stock-based compensation plans using the accounting method prescribed by Accounting Principles Board Opinion No. 25, “Accounting for Stock Issued to Employees” (APB 25), and has included in the Notes to Consolidated Financial Statements the pro forma disclosures required by Statement of Financial Accounting Standards No. 123, “Accounting for Stock-Based Compensation” (FAS 123). See Note 13. The Company accounts for its stock-based non-employee compensation plans at fair value.

2.   BUSINESS DISPOSITION

Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. The proceeds were $410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain will be amortized in relation to anticipated premiums. After-tax amortization amounted to $21 million and $5 million in

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2001 and 2000, respectively. Earned premiums were $25 million, $138 million and $230 million in 2001, 2000 and 1999, respectively.

3.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

Travelers Life & Annuity (TLA) core offerings include individual annuity, individual life, corporate owned life insurance (COLI) and group annuity insurance products distributed by TIC and TLAC principally under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including guaranteed investment contracts (GICs), payout annuities, group annuities sold to employer-sponsored retirement and savings plans and structured finance transactions. The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues.

The Primerica Life Insurance business segment consolidates primarily the business of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 96,000 full and part-time licensed Personal Financial Analysts.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

Business Segment Information:

At and for the year Ended December 31, 2001 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$957	$1,145	$2,102
Deposits	13,067	—	13,067

Total business volume	$14,024	$1,145	$15,169
Net investment income	2,530	301	2,831
Interest credited to contractholders	1,179	—	1,179
Amortization of deferred acquisition costs	171	208	379
Total expenditures for deferred acquisition costs	553	298	851
Federal income taxes (FIT) on Operating Income	377	209	586
Operating Income (excludes realized gains or losses and the related FIT)	$801	$399	$1,200
Segment Assets	$69,836	$8,030	$77,866

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At and for the year Ended December 31, 2000 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$860	$1,106	$1,966
Deposits	11,536	—	11,536
Total business volume	$12,396	$1,106	$13,502
Net investment income	2,450	280	2,730
Interest credited to contractholders	1,038	—	1,038
Amortization of deferred acquisition costs	166	181	347
Total expenditures for deferred acquisition costs	520	272	792
Federal income taxes (FIT) on Operating Income	381	197	578
Operating Income (excludes realized gains or losses and the related FIT)	$777	$376	$1,153
Segment Assets	$62,771	$7,522	$70,293

At and for the year Ended December 31, 1999 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$656	$1,072	$1,728
Deposits	10,639	—	10,639

Total business volume	$11,295	$1,072	$12,367
Net investment income	2,249	257	2,506
Interest credited to contractholders	937	—	937
Amortization of deferred acquisition costs	127	188	315
Total expenditures for deferred acquisition costs	430	256	686
Federal income taxes (FIT) on Operating Income	319	186	505
Operating Income (excludes realized gains or losses and the related FIT)	$619	$355	$974
Segment Assets	$56,615	$6,916	$63,531

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Business Segment Reconciliation:

	At and for the years ended December 31,

($ in millions)	2001	2000	1999

Business Volume and Revenues
Total business volume	$15,169	$13,502	$12,367
Other revenues, including fee income	644	635	521
Elimination of deposits	(13,067)	(11,536)	(10,639)

Revenue from external sources	2,746	2,601	2,249
Net investment income	2,831	2,730	2,506
Realized investment gains (losses)	125	(77)	113

Total revenues	$5,702	$5,254	$4,868

Operating Income
Total operating income of business segments	$1,200	$1,153	$974
Realized investment gains (losses), net of tax	81	(50)	73
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(6)	—	—
Cumulative effect of change in accounting for securitized financial assets, net of tax	(3)	—	—

Income from continuing operations	$1,272	$1,103	$1,047

Assets

Total assets of business segments	$77,866	$70,293	$63,531

Business Volume and Revenues
Individual Annuities	$7,166	$7,101	$5,816
Group Annuities	8,383	6,563	6,572
Individual Life and Health Insurance	2,854	2,445	2,424
Other (a)	366	681	695
Elimination of deposits	(13,067)	(11,536)	(10,639)

Total revenue	$5,702	$5,254	$4,868

             (a)   Other represents revenue attributable to unallocated capital and run-off businesses.

The Company’s revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

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4.   INVESTMENTS

Fixed Maturities

The amortized cost and fair value of investments in fixed maturities were as follows:

December 31, 2001 ($ in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities – CMOs and pass-through securities	$6,654	$116	$57	$6,713
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	1,677	8	63	1,622
Obligations of states, municipalities and political subdivisions	108	4	1	111
Debt securities issued by foreign governments	810	46	5	851
All other corporate bonds	17,904	482	260	18,126
Other debt securities	4,406	154	86	4,474
Redeemable preferred stock	171	12	8	175

Total Available For Sale	$31,730	$822	$480	$32,072

December 31, 2000 ($ in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities – CMOs and pass-through securities	$5,492	$169	$34	$5,627
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	1,141	71	5	1,207
Obligations of states, municipalities and political subdivisions	168	14	1	181
Debt securities issued by foreign governments	761	18	14	765
All other corporate bonds	14,575	269	253	14,591
Other debt securities	4,217	87	59	4,245
Redeemable preferred stock	201	14	19	196

Total Available For Sale	$26,555	$642	$385	$26,812

Proceeds from sales of fixed maturities classified as available for sale were $14.1 billion, $10.8 billion and $12.6 billion in 2001, 2000 and 1999, respectively. Gross gains of $633 million, $213 million and $200 million and gross losses of $426 million, $432 million and $223 million in 2001, 2000 and 1999, respectively, were realized on those sales.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.6 billion and $4.8 billion at December 31, 2001 and 2000, respectively.

The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

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($ in millions)	Amortized Cost	Fair Value

Maturity:
Due in one year or less	$1,843	$1,868
Due after 1 year through 5 years	9,206	9,401
Due after 5 years through 10 years	7,578	7,649
Due after 10 years	6,449	6,441

	25,076	25,359

Mortgage-backed securities	6,654	6,713

Total Maturity	$31,730	$32,072

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company’s investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2001 and 2000, the Company held CMOs classified as available for sale with a fair value of $4.5 billion and $4.4 billion, respectively. Approximately 38% and 49%, respectively, of the Company’s CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2001 and 2000. In addition, the Company held $2.1 billion and $1.1 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2001 and 2000, respectively. All of these securities are rated AAA.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in short-term securities. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2001 and 2000, the Company held collateral of $2.4 billion and $1.5 billion, respectively.

Equity Securities

The cost and fair values of investments in equity securities were as follows:

Equity Securities: ($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

December 31, 2001
Common stocks	$96	$11	$6	$101
Non-redeemable preferred stocks	375	8	12	371

Total Equity Securities	$471	$19	$18	$472

December 31, 2000
Common stocks	$139	$11	$25	$125
Non-redeemable preferred stocks	492	7	32	467

Total Equity Securities	$631	$18	$57	$592

Proceeds from sales of equity securities were $112 million, $397 million and $100 million in 2001, 2000 and 1999, respectively. Gross gains of $10 million, $107 million and $15 million and gross losses of $109 million, $16 million and $8 million in 2001, 2000 and 1999, respectively, were realized on those sales.

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Mortgage Loans and Real Estate

At December 31, 2001 and 2000, the Company’s mortgage loan and real estate portfolios consisted of the following:

($ in millions)	2001	2000

Current Mortgage Loans	$1,976	$2,144
Underperforming Mortgage Loans	19	43

Total Mortgage Loans	1,995	2,187

Real Estate —Foreclosed	42	18
Real Estate — Investment	13	13

Total Real Estate	55	31

Total Mortgage Loans and Real Estate	$2,050	$2,218

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2001 are as follows:

Year Ending December 31, ($ in millions)

2002	$139
2003	174
2004	133
2005	132
2006	206
Thereafter	1,211

Total	$1,995

Trading Securities

Trading securities of the Company are held in Tribeca Investments LLC. See Note 11.

The Company’s trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

Other invested assets

Other invested assets are composed of the following:

($ in millions)	2001	2000

Investment in Citigroup preferred stock	$987	$987
Partnership investments	949	807
Real estate joint ventures	520	535
Other	29	27

Total	$2,485	$2,356

Concentrations

At December 31, 2001 and 2000, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 13.

The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 13.

The Company had concentrations of investments, primarily fixed maturities at fair value, in the following industries:

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($ in millions)	2001	2000

Electric Utilities	$3,883	$2,244
Banking	1,944	2,078
Finance	1,633	1,836

The Company held investments in foreign banks in the amount of $954 million and $1,082 million at December 31, 2001 and 2000, respectively, which are included in the table above. Below investment grade assets included in the categories of the preceding table totaled $401 million in 2001 and $214 million in 2000.

Included in fixed maturities are below investment grade assets totaling $2.3 billion and $2.0 billion at December 31, 2001 and 2000, respectively. The Company defines its below investment grade assets as those securities rated Ba1 (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

Included in mortgage loans were the following group concentrations:

	2001	2000

State
California	$788	$734
New York	203	208
Property Type
Agricultural	$1,131	$1,006
Office	471	661

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company’s underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

Non-Income Producing Investments

Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.

Restructured Investments

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2001 and 2000. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2001 and 2000. Interest on these assets, included in net investment income, was also insignificant in 2001 and 2000.

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Net Investment Income

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Gross Investment Income
Fixed maturities	$2,328	$2,061	$1,806
Mortgage loans	210	223	235
Trading	131	208	141
Joint ventures and partnerships	71	150	141
Other, including policy loans	218	237	287

Total gross investment income	2,958	2,879	2,610

Investment expenses	127	149	104

Net investment income	$2,831	$2,730	$2,506

Realized and Unrealized Investment Gains (Losses)

Net realized investment gains (losses) for the periods were as follows:

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Realized Investment Gains (Losses)
Fixed maturities	$207	$(219)	$(23)
Equity securities	(99)	91	7
Mortgage loans	5	27	29
Real estate held for sale	3	25	108
Other	9	(1)	(8)

Total realized investment gains (losses)	$125	$(77)	$113

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Unrealized Investment Gains (Losses)
Fixed maturities	$85	$891	$(1,554)
Equity securities	40	(132)	49
Other	(20)	13	(30)

Total unrealized investment gains (losses)	105	772	(1,535)

Related taxes	37	271	(539)
Change in unrealized investment gains (losses)	68	501	(996)
Balance beginning of year	103	(398)	598

Balance end of year	$171	$103	$(398)

5.   REINSURANCE

The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $2.5

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million is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $285.7 billion and $252.5 billion at December 31, 2001 and 2000.

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $233.3 million and $123.4 million in 2001 and 2000, respectively, and earned premiums ceded were $240.1 million and $117.3 million in 2001 and 2000, respectively.

The Company writes workers’ compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

	For the years ending December 31,

	2001	2000	1999

Written Premiums
Direct	$2,848	$2,634	$2,274
Assumed from:
Non-affiliated companies	1	—	—
Ceded to:
Affiliated companies	(146)	(195)	(206)
Non-affiliated companies	(591)	(465)	(322)

Total Net Written Premiums	$2,112	$1,974	$1,746

	2001	2000	1999

Earned Premiums
Direct	$2,879	$2,644	$2,248
Assumed from:
Non-affiliated companies	1	—	—
Ceded to:
Affiliated companies	(180)	(216)	(193)
Non-affiliated companies	(598)	(462)	(327)

Total Net Earned Premiums	$2,102	$1,966	$1,728

Reinsurance recoverables at December 31, 2001 and 2000 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

	2001	2000

Reinsurance Recoverables
Life and Accident and Health Business:
Non-affiliated companies	$2,282	$2,024
Property-Casualty Business:
Affiliated companies	1,881	1,953

Total Reinsurance Recoverables	$4,163	$3,977

Reinsurance recoverables include $1,060 million and $820 million from General Electric Capital Assurance Company, and also include $500 million and $539 million, from The Metropolitan Life Insurance Company at December 31, 2001 and 2000, respectively.

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6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2001 and 2000, the Company had $34.1 billion and $29.7 billion of life and annuity deposit funds and reserves, respectively. Of that total, $19.1 billion and $16.4 billion is not subject to discretionary withdrawal based on contract terms. The remaining $15.0 billion and $13.3 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $4.2 billion and $2.9 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $5.0 billion and $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7% and 4.5%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.8 billion and $5.5 billion of liabilities are surrenderable without charge. More than 10.2% and 10.5% of these relate to individual life products for 2001 and 2000, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

7.   FEDERAL INCOME TAXES

Effective Tax Rate

	For the year ended December 31,

($ in millions)	2001	2000	1999

Income Before Federal Income Taxes	$1,911	$1,654	$1,592
Statutory Tax Rate	35%	35%	35%

Expected Federal Income Taxes	669	579	557
Tax Effect of:
Non-taxable investment income	(20)	(19)	(19)
Other, net	(19)	(9)	7

Federal Income Taxes	$630	$551	$545

Effective Tax Rate	33%	33%	34%

Composition of Federal Income Taxes

Current:
United States	$424	$429	$377
Foreign	47	33	32

Total	471	462	409

Deferred:
United States	166	96	143
Foreign	(7)	(7)	(7)

Total	159	89	136

Federal Income Taxes	$630	$551	$545

Additional tax benefits attributable to employee stock plans allocated directly to shareholder’s equity for the years ended December 31, 2001, 2000 and 1999 were $21 million, $24 million and $17 million, respectively.

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The net deferred tax liabilities at December 31, 2001 and 2000 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

($ in millions)	2001	2000

Deferred Tax Assets:
Benefit, reinsurance and other reserves	$539	$667
Operating lease reserves	62	66
Employee benefits	104	102
Other	158	139

Total	863	974

Deferred Tax Liabilities:
Deferred acquisition costs and value of insurance in force	(968)	(843)
Investments, net	(215)	(308)
Other	(89)	(107)

Total	(1,272)	(1,258)

Net Deferred Tax Liability	$(409)	$(284)

The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

At December 31, 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders’ surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

8.   SHAREHOLDER’S EQUITY

Shareholder’s Equity and Dividend Availability

The Company’s statutory net income, which includes the statutory net income of all insurance subsidiaries, was $330 million, $981 million and $890 million for the years ended December 31, 2001, 2000 and 1999, respectively. The Company’s statutory capital and surplus was $5.09 billion and $5.16 billion at December 31, 2001 and 2000, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual – version effective January 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million, related to recording equity method investment earnings as unrealized gains versus net investment income.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $586 million is available by the end of the year 2002 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. The Company paid dividends of $472 million, $860 million and $550 million in 2001, 2000 and 1999, respectively.

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Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

($ in millions)	Net Unrealized Gain (Loss) On Investment Securities	Foreign Currency Translation Adjustments	Derivative Instruments And Hedging Activities	Accumulated Other Changes in Equity from Nonowner Sources

Balance, January 1, 1999	$607	$(9)	$—	$598
Unrealized losses on investment securities, net of tax of $(576)	(923)	—	—	(923)
Less: reclassification adjustment for gains included in net income, net of tax of $40	(73)	—	—	(73)

Period change	(996)	—	—	(996)

Balance, December 31, 1999	(389)	(9)	—	(398)
Unrealized gains on investment securities, net of tax of $297	451	—	—	451
Less: reclassification adjustment for losses included in net income, net of tax of $(27)	50	—	—	50
Foreign currency translation adjustment, net of tax of $1	—	1	—	1

Period change	501	1	—	502

Balance, December 31, 2000	112	(8)	—	104
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax of $(16)	—	—	(29)	(29)
Unrealized gain on investment securities, net of tax of $80	149	—	—	149
Less: reclassification adjustment for gains included in net income, net of tax of $44	(81)	—	—	(81)
Foreign currency translation adjustment, net of tax of $(3)	—	(5)	—	(5)
Derivative instrument hedging activity losses, net of tax of $(35)	—	—	(64)	(64)

Period change	68	(5)	(93)	(30)

Balance, December 31, 2001	$180	$(13)	$(93)	$74

9.   BENEFIT PLANS

Pension and Other Postretirement Benefits

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TPC. (See Note 16). The Company’s share of net expense for the qualified pension and other postretirement benefit plans was not significant for 2001, 2000 and 1999.

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401(k) Savings Plan

Substantially all of the Company’s employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company’s expenses in connection with the 401(k) savings plan were not significant in 2001, 2000 and 1999. See Note 13.

10.   LEASES

Most leasing functions for TPC and its subsidiaries are administered by the property casualty affiliates of the Company. Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $26 million, $26 million, and $30 million in 2001, 2000 and 1999, respectively.

Year Ending December 31, ($ in millions)	Minimum Operating Rental Payments

2002	$46
2003	47
2004	44
2005	41
2006	43
Thereafter	220

Total Rental Payments	$441

Future sublease rental income of approximately $91 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $167 million, by an affiliate. Minimum future capital lease payments are not significant.

The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

See Note 16 for additional information about lease arrangements.

11.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, currency swaps, equity swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company, through Tribeca Investments LLC, a subsidiary that is a broker-dealer, holds and issues derivative instruments for trading purposes.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, commodity, or currency at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor’s 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from the Company’s direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

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The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each other based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed upon notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from the net investment in the Company’s Canadian Operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

The following table summarizes certain information related to the Company’s hedging activities for the year ended December 31, 2001:

($ in millions)	Year Ended December 31, 2001

Hedge ineffectiveness recognized related to fair value hedges	$(4.1)
Hedge ineffectiveness recognized related to cash flow hedges	(6.2)
Cash flow transaction amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pretax earnings within twelve months from 12/31/01	(110.0)
Net gain recorded in accumulated other changes in equity from nonowner sources related to net investment hedges	0.8

During the year ended December 31, 2001 there were no discontinued forecasted transactions.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, equity swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to non-affiliated partnerships. The off-balance sheet risk of fixed and variable rate loan commitments was not significant at December 31, 2001 and 2000. The Company had unfunded commitments of $525.1 million and $491.2 million to these partnerships at December 31, 2001 and 2000, respectively.

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Fair Value of Certain Financial Instruments

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, “Disclosure about Fair Value of Financial Instruments,” and therefore are not included in the amounts discussed.

At December 31, 2001 and 2000, investments in fixed maturities had a carrying value and a fair value of $32.1 billion and $26.8 billion, respectively. See Notes 1 and 4.

At December 31, 2001, mortgage loans had a carrying value of $2.0 billion and a fair value of $2.1 billion and at year-end 2000 had a carrying value of $2.2 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY carried at cost of $987 million at December 31, 2001 and 2000. This series YY preferred stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $52.5 million were received during 2001, 2000 and 1999, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2001, contractholder funds with defined maturities had a carrying value of $9.5 billion and a fair value of $10.0 billion, compared with a carrying value and a fair value of $6.8 billion and $6.7 billion at December 31, 2000. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company’s credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.6 billion and a fair value of $10.3 billion at December 31, 2001, compared with a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 2000. These contracts generally are valued at surrender value.

The carrying values of $495 million and $588 million of financial instruments classified as other assets approximated their fair values at December 31, 2001 and 2000, respectively. The carrying values of $1.5 billion and $2.4 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 2001 and 2000, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $507 million at December 31, 2001, compared with a carrying value and a fair value of $376 million at December 31, 2000. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $507 million at December 31, 2001, compared with a carrying value and a fair value of $376 million at December 31, 2000.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.   COMMITMENTS AND CONTINGENCIES

Financial Instruments with Off-Balance Sheet Risk

See Note 11 for a discussion of financial instruments with off-balance sheet risk.

Litigation

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

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TIC and its subsidiaries are defendants or co-defendants in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company’s management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

13.   RELATED PARTY TRANSACTIONS

Certain administrative and data processing services are provided to the Company by its property casualty affiliates. Investment advisory and management services are provided to the Company by other affiliates. The Company provides various employee benefits coverages to employees of certain subsidiaries of TPC. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department. The amounts due from affiliates included in other assets in 2001 and 2000 were $88.2 million and $50.0 million, respectively. See Note 16.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2001 and 2000, the pool totaled approximately $5.6 billion and $4.4 billion, respectively. The Company’s share of the pool amounted to $2.6 billion and $1.8 billion at December 31, 2001 and 2000, respectively, and is included in short-term securities in the consolidated balance sheets.

The Company markets deferred annuity products and life insurance through its affiliate, Salomon Smith Barney (SSB). Annuity deposits related to these products were $1.5 billion, $1.8 billion, and $1.3 billion in 2001, 2000 and 1999, respectively. Life premiums were $96.5 million, $77.0 million and $60.9 million in 2001, 2000 and 1999, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services LLC, a division of CitiStreet, a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet Retirement Services, LLC were $1.6 billion, $1.8 billion and $1.6 billion in 2001, 2000 and 1999, respectively.

Primerica Financial Services, Inc. (Primerica), an affiliate, is a distributor of products for TLA. Primerica sold $901 million, $1.03 billion and $903 million of individual annuities in 2001, 2000 and 1999, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (Citibank). Deposits received from Citibank were $564 million and $392 million in 2001 and 2000, respectively, and were insignificant in 1999.

The Company sells structured settlement annuities to its property casualty affiliates in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $194 million, $191 million, and $156 million for 2001, 2000 and 1999, respectively. Reserves and contractholder funds related to these annuities amounted to $825 million and $811 million in 2001 and 2000, respectively.

At December 31, 2001 and 2000 the Company had outstanding loaned securities to SSB for $413.5 million and $234.1 million, respectively.

Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 2001 and 2000, carried at cost. Dividends received on this investment were $52.5 million in 2001, and 2000 and 1999.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $310.9 million and $355.5 million at December 31, 2001 and 2000, respectively. Income of $65.5 million, $67.0 million and $109.5 million was earned on these investments in 2001, 2000 and 1999, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $21.6 million and $74.2 million at December 31, 2001 and 2000, respectively. Income (loss) of $(41.6) million, $8.1 million and $9.9 million were earned on this investment in 2001, 2000 and 1999, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm’s length basis.

Primerica Life has entered into a General Agency Agreement with Primerica, that provides that Primerica will be Primerica Life’s general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct

28

premiums received by Primerica Life. In each of 2001, 2000, and 1999 the fees paid by Primerica Life were $12.5 million.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under this program, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company’s employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup’s common stock at the date of grant, is included with other assets in the Consolidated Balance Sheet and is recognized as a charge to income ratably over the vesting period. The Company’s charge to income was insignificant during 2001, 2000 and 1999.

The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

	Year Ended December 31,

($ in millions)	2001	2000	1999

Net income, as reported	$1,272	$1,103	$1,047
FAS 123 pro forma adjustments, after tax	(15)	(19)	(16)
Net income, pro forma	$1,257	$1,084	$1,031

The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

	Year Ended December 31,

	2001	2000	1999

Expected volatility of Citigroup Stock	38.31%	41.5%	44.1%
Risk-free interest rate	4.42%	6.23%	5.29%
Expected annual dividend per Citigroup share	$0.92	$0.78	$0.47
Expected annual forfeiture rate	5%	5%	5%

29

14.   RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Net Income from Continuing Operations	$1,281	$1,103	$1,047
Adjustments to reconcile net income to net cash provided by operating activities:
Realized (gains) losses	(125)	77	(113)
Deferred federal income taxes	159	89	136
Amortization of deferred policy acquisition costs	379	347	315
Additions to deferred policy acquisition costs	(851)	(792)	(686)
Investment income	(493)	(384)	(221)
Premium balances	7	20	(13)
Insurance reserves and accrued expenses	686	559	411
Other	237	221	99

Net cash provided by operations	$1,280	$1,240	$975

15.   NON-CASH INVESTING AND FINANCING ACTIVITIES

Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999. Foreclosures in 2001 and 2000 were insignificant.

16.   SUBSEQUENT EVENTS

On February 8, 2002, TPC filed a registration statement with the Securities and Exchange Commission in connection with the proposed offering of a minority interest in TPC. Citigroup has announced its plan to make a tax-free distribution of a portion of its remaining interest in TPC by year-end 2002. Prior to the proposed offering, the Company will be distributed to by TPC to TPC’s immediate parent company, so that the Company will remain an indirect wholly owned subsidiary of Citigroup after the offering. Therefore, all retirement and post retirement plans previously provided to Company employees by TPC will be administered by Citigroup. Prior to the offering, TIC intends to sell its home office buildings in Hartford, Connecticut and a building in Norcross, Georgia housing TPC’s information systems department to TPC for $68 million. The company will have the right to continue to use the names “Travelers Life & Annuity,” “The Travelers Insurance Company, ” “The Travelers Life and Annuity Company,” and the related names in connection with the Company’s business. Currently, TIC and TLAC share services with the property casualty subsidiaries of TPC. These services, which include leasing arrangements, facilities management, banking and financial functions, benefit coverages, data processing services, a short-term investment pool and others, will be phased out over a brief period of time if the transaction is completed. If the distribution does not occur, these services will likely continue for the foreseeable future.

In connection with the proposed distribution described above, on February 27, 2002, TPC exchanged the 50,793,450 shares of Citigroup common stock owned by it for 2,225 shares of Citigroup’s 6.767% Cumulative Preferred Stock, Series YYY, par value $1.00 per share and liquidation value $1 million per share. The exchange ratio was based on the closing price of Citigroup’s common stock on the New York Stock Exchange on February 25, 2002. Prior to the proposed TPC offering, TPC will contribute the Series YYY Preferred Stock to the Company.

Item 9.	Changes In and Disagreements with Accountants on Accounting and Financial Disclosure.

None.

30

PART III

Item 10.	Directors and Executive Officers of the Registrant.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 11.	Executive Compensation.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 12.	Security Ownership of Certain Beneficial Owners and Management.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 13.	Certain Relationships and Related Transactions.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

PART IV

Item 14.	Exhibits, Financial Statement Schedules, and Reports on Form 8-K.

              (a)   Documents filed:

               (1)   Financial Statements. See index on page 15 of this report.

               (2)   Financial Statement Schedules. See index on page 58 of this report.

               (3)   Exhibits. See Exhibit Index on page 56.

              (b)   Reports on Form 8-K:

               None

EXHIBIT INDEX

Exhibit No.	Description
3.	Articles of Incorporation and By-Laws
	a.)	Charter of The Travelers Insurance Company (the “Company”), as effective October 19, 1994, incorporated by reference to Exhibit 3.01 to the Company’s Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 1994 (File No. 33-33691) (the “Company’s September 30, 1994 10-Q”).
	b.)	By-laws of the Company, as effective October 20, 1994, incorporated by reference to Exhibit 3.02 to the Company’s September 30, 1994 10-Q.
10.	Lease for office space in Hartford, Connecticut dated as of April 2, 1996, by and between the Company and The Travelers Indemnity Company, incorporated by reference to Exhibit 10.14 to the Annual Report on Form 10-K of Travelers Property Casualty Corp. for the fiscal year ended December 31, 1996 (File No. 1-14328).
21.	Subsidiaries of the Registrant: Omitted pursuant to General Instruction I(2)(b) of Form 10-K.

31

SIGNATURES

Pursuant to the requirements of Section 13 or 15 (d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on the 15th day of March, 2002.

THE TRAVELERS INSURANCE COMPANY (Registrant)
By:	/s/ Glenn D. Lammey

Glenn D. Lammey Executive Vice President, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed by the following persons on behalf of the registrant and in the capacities indicated on the 15th day of March, 2002.

Signature	Capacity

/s/ George C. Kokulis (George C. Kokulis)	Director and Chief Executive Officer (Principal Executive Officer)

/s/ Glenn D. Lammey (Glenn D. Lammey)	Director, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

/s/ William R. Hogan (William R. Hogan)	Director

/s/ Marla Berman Lewitus (Marla Berman Lewitus)	Director

Supplemental Information to be Furnished With Reports Filed Pursuant to Section 15(d) of the Act by Registrants Which Have Not Registered Securities pursuant to Section 12 of the Act: NONE

No Annual Report to Security Holders covering the registrant’s last fiscal year or proxy material with respect to any meeting of security holders has been sent, or will be sent, to security holders.

32

INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

Page

The Travelers Insurance Company and Subsidiaries
Independent Auditors’ Report	*
Consolidated Statements of Income	*
Consolidated Balance Sheets	*
Consolidated Statements of Changes In Retained Earnings and Accumulated Other Changes in Equity from Nonowner Sources	*
Consolidated Statements of Cash Flows	*
Notes to Consolidated Financial Statements	*
Independent Auditors’ Report	59
Schedule I — Summary of Investments — Other than Investments in Related Parties 2001	60
Schedule III — Supplementary Insurance Information 1999-2001	61
Schedule IV — Reinsurance 1999-2001	62

All other schedules are inapplicable for this filing.

*  See index on page 15

33

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of January 17, 2002, except as to Note 16, which is as of February 27, 2002, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001, which are included in this Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
Note 16, which is as of February 27, 2002

34

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
December 31, 2001
($ in millions)

	Cost	Value	Amount Shown in Balance Sheet (1)

Type of Investment
Fixed Maturities:
Bonds:
U.S. Government and government agencies and authorities	$5,485	$5,447	$5,447
States, municipalities and political subdivisions	108	111	111
Foreign governments	810	851	851
Public utilities	3,249	3,280	3,280
Convertible bonds and bonds with warrants attached	343	353	353
All other corporate bonds	21,564	21,855	21,855

Total Bonds	31,559	31,897	31,897
Redeemable preferred stocks	171	175	175

Total Fixed Maturities	31,730	32,072	32,072

Equity Securities:
Common Stocks:
Banks, trust and insurance companies	9	10	10
Industrial, miscellaneous and all other(2)	30	34	34

Total Common Stocks	39	44	44
Nonredeemable preferred stocks	375	371	371

Total Equity Securities	414	415	415

Mortgage Loans	1,995		1,995
Real Estate Held For Sale	55		55
Policy Loans	1,208		1,208
Short-Term Securities	3,053		3,053
Other Investments (3) (4) (5)	3,077		3,053

Total Investments	$41,532		$41,851

______________

(1)	Determined in accordance with methods described in Notes 1 and 4 of the Notes to Consolidated Financial Statements.

(2)	Excludes $57 million related party investment.

(3)	Excludes $987 million of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(4)	Also excludes $325 million fair value of investment in affiliated partnership interests.

(5)	Includes derivatives marked to market and recorded at fair value in the balance sheet.

35

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
($ in millions)

	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses(1)	Other policy claims and benefits payable	Premium revenue	Net investment income	Benefits, claims and losses(2)	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written

2001
Travelers Life & Annuity	$1,672	$33,475	$368	$957	$2,530	$2,534	$171	$154	$955
Primerica Life	1,789	3,044	144	1,145	301	507	208	217	1,157

Total	$3,461	$36,519	$512	$2,102	$2,831	$3,041	$379	$371	$2,112

2000
Travelers Life & Annuity	$1,291	$29,377	$321	$860	$2,450	$2,294	$166	$233	$859
Primerica Life	1,698	2,856	140	1,106	280	496	181	230	1,115

Total	$2,989	$32,233	$461	$1,966	$2,730	$2,790	$347	$463	$1,974

1999
Travelers Life & Annuity	$1,081	$26,958	$280	$656	$2,249	$1,954	$127	$322	$666
Primerica Life	1,607	2,734	158	1,072	257	488	188	197	1,080

Total	$2,688	$29,692	$438	$1,728	$2,506	$2,442	$315	$519	$1,746

______________

(1)	Includes contractholder funds.

(2)	Includes interest credited to contractholders.

36

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV
REINSURANCE
($ in millions)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

2001
Life Insurance In Force	$510,457	$285,696	$3,636	$228,397	1.6%
Premiums:
Life insurance	2,378		—	2,026	—
Accident and health insurance	321	246	1	76	—
Property casualty	180	180	—	—	—

Total Premiums	$2,879	$778	$1	$2,102	—

2000
Life Insurance In Force	$480,958	$252,498	$3,692	$232,152	1.6%
Premiums:
Life insurance	2,106	330	—	1,776	—
Accident and health insurance	322	132	—	190	—
Property casualty	216	216	—	—	—

Total Premiums	$2,644	$678	$—	$1,966	—

1999
Life Insurance In Force	$457,541	$222,522	$3,723	$238,742	1.6%
Premiums:
Life insurance	1,768	313	—	1,455	—
Accident and health insurance	287	14	—	273	—
Property casualty	193	193	—	—	—

Total Premiums	$2,248	$520	$—	$1,728	—

37

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)     The financial statements of the Registrant and the Report of Independent
        Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

           Statement of Assets and Liabilities as of December 31, 2001
           Statement of Operations for the year ended December 31, 2001
           Statement of Changes in Net Assets for the years ended December 31,
             2001 and 2000
           Statement of Investments as of December 31, 2001
           Notes to Financial Statements

        The  consolidated  financial  statements  and schedules of The Travelers
        Insurance  Company  and  subsidiaries  and  the  report  of  Independent
        Auditors, are contained in the Statement of Additional Information.  The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

           Consolidated Statements of Income for the years ended December 31,
             2001, 2000 and 1999
           Consolidated Balance Sheets as of December 31, 2001 and 2000
           Consolidated Statements of Changes in Retained Earnings and
             Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2001, 2000 and 1999
           Consolidated Statements of Cash Flows for the years ended December
             31, 2001, 2000 and 1999
           Notes to Consolidated Financial Statements

(b)  Exhibits

1.       Resolution of The Travelers Insurance Company Board of Directors
         authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4,
         filed July 9, 1998.)

2.       Not Applicable.

3(a).    Distribution and Management Principal Underwriting among the
         Registrant, The Travelers Insurance Company and Travelers Distribution
         LLC. (Incorporated herein by reference to Exhibit 3(a) to
         Post-Effective Amendment No. 3 to the Registration Statement on Form
         N-4 filed February 26, 2001.)

3(b).    Form of Selling Agreement. (Incorporated herein by reference to Exhibit
         3(b) to Post-Effective Amendment No. 4 to the Registration Statement on
         Form N-4, File No. 333-27689, filed April 6, 2001.

4.       Variable Annuity Contract. (Incorporated herein by reference to Exhibit
         4 to Pre-Effective Amendment No. 1 to the Registration Statement on
         Form N-4, File No. 333-58783, filed November 3, 1998.)

5.       Application. (Incorporated herein by reference to Exhibit 5 to
         Pre-Effective Amendment No. 1 to the Registration Statement on Form
         N-4, File No. 333-58783, filed November 3, 1998.)

6(a).    Charter of The Travelers Insurance Company, as amended on October 19,
         1994. (Incorporated herein by reference to Exhibit 6(a) to the
         Registration Statement on Form N-4, File No. 333-40193, filed November
         13, 1997.)

6(b).    By-Laws of The Travelers Insurance Company, as amended on October 20,
         1994. (Incorporated herein by reference to Exhibit 6(b) to the
         Registration Statement on Form N-4, File No. 333-40193, filed November
         13, 1997.)

9.       Opinion of Counsel as to the legality of securities being registered.
         (Incorporated herein by reference to Exhibit 9 to the Registration
         Statement on Form N-4, filed July 9, 1998.)

10.      Consent of KPMG LLP, Independent Auditors filed herewith.

13.      Computation of Total Return Calculations - Standardized and
         Non-Standardized. (Incorporated herein by reference to Exhibit 13 to
         Pre-Effective Amendment No. 1 to the Registration Statement on Form
         N-4, File No. 333-58783, filed November 3, 1998.)

15(a).   Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis and Katherine M. Sullivan.
         (Incorporated herein by refereence to Exhibit 15(a) to Post-Effective
         Amendment No. 2 to the Registration Statement on Form N-4, filed April
         20, 2000.)

15(b).   Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated
         herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed February 26, 2001.)

15(c).   Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan. (Incorporated herein by reference to
         Exhibit 15(c) to Post-Effective Amendment No. 4 to the Registration
         Statement on Form N-4 filed March 28, 2001.)

15(d).   Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston filed herewith.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal          Positions and Offices
Business Address            with Insurance Company
------------------          ----------------------

George C. Kokulis*          Director, President and Chief Executive Officer
Glenn D. Lammey*            Director, Executive Vice President, Chief Financial
                              Officer, Chief Accounting Officer
Kathleen A. Preston*        Director and Executive Vice President
Stuart Baritz***            Senior Vice President
Madelyn J. Lankton          Senior Vice President and Chief Information Officer
Marla Berman Lewitus*       Director, Senior Vice President and General Counsel
Brendan Lynch*              Senior Vice President
Warren H. May*              Senior Vice President
Laura A. Pantaleo***        Senior Vice President
David A. Tyson*             Senior Vice President
F. Denney Voss**            Senior Vice President
David A. Golino*            Vice President and Controller

Donald R. Munson, Jr.*      Vice President
Deanne Osgood*              Vice President
Tim W. Still*               Vice President
Linn K. Richardson*         Second Vice President and Actuary
Paul Weissman*              Second Vice President and Actuary
Ernest J. Wright*           Vice President and Secretary
Kathleen A. McGah*          Assistant Secretary and Deputy General Counsel

Principal Business Address:
*    The Travelers Insurance Company                **   Citigroup Inc.
     One Tower Square                                    399 Park Avenue
     Hartford, CT  06183                                 New York, N.Y. 10048

***  Travelers Financial Distributors
     2 Tower Center
     East Brunswick, NJ 08816

Item 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
          REGISTRANT

         Incorporated herein by reference to Exhibit 16 to Post-Effective
Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-27689,
filed April 19, 2002.

Item 27.  NUMBER OF CONTRACT OWNERS

As of February 28, 2002, 451 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.  INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes
("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant.
This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITER

(a)          Travelers Distribution LLC
             One Tower Square - 8 MS
             Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable
Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD
II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The
Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable
Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers
Separate Account PF for Variable Annuities, The Travelers Separate Account PF II
for Variable Annuities, The Travelers Separate Account QP for Variable
Annuities, The Travelers Separate Account TM for Variable Annuities, The
Travelers Separate Account TM II for Variable Annuities, The Travelers Separate
Account Six for Variable Annuities, The Travelers Separate Account Seven for
Variable Annuities, The Travelers Separate Account Eight for Variable Annuities,
The Travelers Separate Account Nine for Variable Annuities, The Travelers
Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable
Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The
Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life
Insurance Separate Account One, The Travelers Variable Life Insurance Separate
Account Two, The Travelers Variable Life Insurance Separate Account Three, The
Travelers Variable Life Insurance Separate Account Four, The Travelers Separate
Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and
Income Stock Account for Variable Annuities, The Travelers Quality Bond Account
for Variable Annuities, The Travelers Money Market Account for Variable
Annuities, The Travelers Timed Growth and Income Stock Account for Variable
Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities,
The Travelers Timed Aggressive Stock Account for Variable Annuities, The
Travelers Timed Bond Account for Variable Annuities, Citicorp Life Variable
Annuity Separate Account and First Citicorp Life Variable Annuity Separate
Account.

(b)      Name and Principal              Positions and Offices
         Busisness Address*              With Underwriter
         ------------------              ---------------------

         Kathleen A. Preston             Board of Manager
         Glenn D. Lammey                 Board of Manager
         William F. Scully III           Board of Manager and Vice President
         Donald R. Munson, Jr.           Board of Manager, President, Chief
                                           Executive Officer and Chief Operating
                                           Officer
         Anthony Cocolla                 Vice President

         Tim W. Still                    Vice President
         John M. Laverty                 Treasurer and Chief Financial Officer
         Ernest J. Wright                Secretary
         Kathleen A. McGah               Assistant Secretary
         William D. Wilcox               Assistant Secretary
         Ernest J. Wright                Assistant Secretary
         Alison K. George                Chief Compliance Officer
         John J. Williams, Jr.           Director, Assistant Compliance Officer

* The business address for all the above is: One Tower Square, Hartford, CT
  06183

(c)          Not Applicable

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

(1)          The Travelers Insurance Company
             One Tower Square
             Hartford, Connecticut  06183

Item 31.  MANAGEMENT SERVICES

Not Applicable.

Item 32.  UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a)      To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)      To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional
         Information; and

(c)      To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a).     That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the
         Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 24th day of
April, 2002.

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                   By:*GLENN D. LAMMEY
                                      ----------------------------------------
                                      Glenn D. Lammey, Chief Financial Officer,
                                      Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th day of
April 2002.

*GEORGE C. KOKULIS               Director, President and Chief Executive Officer
----------------------           (Principal Executive Officer)
 (George C. Kokulis)

*GLENN D. LAMMEY                 Director, Chief Financial Officer,
----------------------           Chief Accounting Officer
 (Glenn D. Lammey)               (Principal Financial Officer)

*MARLA BERMAN LEWITUS            Director
----------------------
 (Marla Berman Lewitus)

*KATHLEEN A. PRESTON             Director
----------------------
 (Kathleen A. Preston)

*By: /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.        Description                                        Method of Filing
-------    -----------                                        ----------------
10         Consent of KPMG LLP, Independent Auditors          Electronically

15(d).     Power of Attorney authorizing Ernest J. Wright     Electronically
           or Kathleen A. McGah as signatory for
           Kathleen A. Preston.